UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value
	Long-Term Investments — 98.2%
	Common Stocks — 98.2%
	Aerospace & Defense — 5.0%
738,500	Boeing Co.	$57,551,305
618,800	Lockheed Martin Corp.	46,490,444
672,900	Northrop Grumman Corp.	45,952,341
974,600	Raytheon Co.	44,675,664
		194,669,754
	Auto Components — 0.3%
859,200	Goodyear Tire & Rubber Co. (The) (a)	12,441,216
	Biotechnology — 1.6%
838,100	Amgen, Inc. (a)	60,971,775
	Building Products — 0.3%
134,200	USG Corp. (a)	12,743,632
	Capital Markets — 5.1%
102,500	Affiliated Managers Group, Inc. (a)	10,927,525
295,900	American Capital Strategies Ltd.	10,403,844
482,200	E*Trade Financial Corp. (a)	13,009,756
179,500	Federated Investors, Inc., Class B	7,009,475
385,900	Franklin Resources, Inc.	36,367,216
333,000	Goldman Sachs Group, Inc.	52,267,680
89,700	Legg Mason, Inc.	11,242,101
319,100	Lehman Brothers Holdings, Inc.	46,119,523
361,200	Raymond James Financial, Inc.	10,677,072
		198,024,192
	Commercial Banks — 5.3%
1,676,700	Bank of America Corp.	76,356,918
313,000	Keycorp	11,518,400
625,700	PNC Financial Services Group, Inc.	42,115,867
923,300	U.S. Bancorp	28,160,650
891,514	Wachovia Corp.	49,969,360
		208,121,195
	Commercial Services & Supplies — 0.8%
345,200	R.R. Donnelley & Sons Co.	11,294,944
523,000	Waste Management, Inc.	18,461,900
		29,756,844
	Communications Equipment — 1.5%
2,503,000	Motorola, Inc.	57,343,730
	Computers & Peripherals — 4.8%
474,000	Apple Computer, Inc. (a)	29,729,280
2,063,800	Hewlett-Packard Co.	67,899,020
934,700	International Business Machines Corp.	77,084,709
617,100	Western Digital Corp. (a)	11,990,253
		186,703,262
	Consumer Finance — 2.2%
338,851	American Express Co.	17,806,620
385,400	AmeriCredit Corp. (a)	11,843,342
544,000	Capital One Financial Corp.	43,802,880
302,000	CompuCredit Corp. (a)	11,116,620
		84,569,462
	Distributors — 0.3%
170,700	WESCO International, Inc. (a)	11,609,307
	Diversified Financial Services — 0.3%
198,200	CIT Group, Inc.	10,607,664
	Diversified Telecommunication Services — 3.3%
2,345,100	AT&T, Inc. (m)	63,411,504
767,200	BellSouth Corp.	26,583,480
1,601,400	Sprint Nextel Corp.	41,380,176
		131,375,160
	Electric Utilities — 2.2%
476,400	Edison International	19,618,152
476,000	FirstEnergy Corp.	23,276,400
963,100	TXU Corp.	43,108,356
		86,002,908
	Electronic Equipment & Instruments — 0.6%
340,900	Arrow Electronics, Inc. (a)	11,000,843
467,100	Avnet, Inc. (a)	11,854,998
		22,855,841
	Food & Staples Retailing — 1.9%
285,800	Costco Wholesale Corp.	15,478,928
1,767,900	Kroger Co. (The) (a)	35,994,444
438,200	Safeway, Inc.	11,007,584
365,500	Supervalu, Inc.	11,264,710
		73,745,666
	Food Products — 2.3%
1,386,200	Archer-Daniels-Midland Co.	46,645,630
859,200	General Mills, Inc.	43,544,256
		90,189,886
	Health Care Providers & Services — 5.5%
835,400	Aetna, Inc. (m)	41,051,556
234,100	AmerisourceBergen Corp.	11,300,007
241,800	Cigna Corp.	31,583,916
204,825	Coventry Health Care, Inc. (a)	11,056,453
850,400	HCA, Inc.	38,939,816
825,700	McKesson Corp.	43,043,741
480,600	WellPoint, Inc. (a)	37,212,858
		214,188,347

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

take out

Shares	Security Description	Value
	Hotels, Restaurants & Leisure — 1.6%
247,100	Darden Restaurants, Inc.	10,138,513
1,492,600	McDonald’s Corp.	51,285,736
		61,424,249
	Household Durables — 1.5%
124,100	Black & Decker Corp.	10,783,049
193,800	Lennar Corp., Class A	11,701,644
435,300	Newell Rubbermaid, Inc.	10,965,207
13,900	NVR, Inc. (a)	10,271,405
74,300	Stanley Works (The)	3,764,038
127,100	Whirlpool Corp.	11,625,837
		59,111,180
	Household Products — 2.0%
199,700	Church & Dwight Co., Inc.	7,372,924
13,500	Colgate-Palmolive Co.	770,850
212,900	Energizer Holdings, Inc. (a)	11,283,700
728,800	Kimberly-Clark Corp.	42,124,640
304,900	Procter & Gamble Co.	17,568,338
		79,120,452
	Independent Power Producers & Energy Traders — 1.2%
1,568,800	Duke Energy Corp. (a)	45,730,520
	Industrial Conglomerates — 0.3%
162,500	Teleflex, Inc.	11,639,875
	Insurance — 4.4%
636,300	ACE Ltd. (Bermuda)	33,093,963
270,200	American Financial Group, Inc.	11,243,022
425,700	Chubb Corp.	40,628,808
606,000	Prudential Financial, Inc.	45,940,860
771,400	St. Paul Travelers Cos., Inc. (The)	32,236,806
190,400	W.R. Berkley Corp.	11,054,624
		174,198,083
	Internet Software & Services — 0.5%
48,700	Google, Inc., Class A (a)	18,993,000
	IT Services — 1.7%
435,000	Acxiom Corp. (m)	11,240,400
180,400	Affiliated Computer Services, Inc., Class A (a)	10,762,664
457,000	Ceridian Corp. (a)	11,630,650
199,900	Computer Sciences Corp. (a)	11,104,445
220,500	Global Payments, Inc.	11,688,705
478,700	Sabre Holdings Corp., Class A	11,263,811
		67,690,675
	Machinery — 2.4%
640,900	Caterpillar, Inc.	46,023,029
110,700	Cummins, Inc.	11,634,570
138,700	Parker-Hannifin Corp.	11,180,607
131,800	Reliance Steel & Aluminum Co.	12,378,656
153,300	Terex Corp. (a)	12,147,492
		93,364,354
	Media — 3.3%
118,700	Gannett Co., Inc.	7,112,504
219,000	John Wiley & Sons, Inc., Class A	8,289,150
754,000	McGraw-Hill Cos., Inc. (The)	43,445,480
206,400	Meredith Corp.	11,515,056
2,019,100	News Corp., Class A	33,537,251
285,600	Omnicom Group, Inc.	23,776,200
		127,675,641
	Metals & Mining — 2.8%
128,900	Cleveland-Cliffs, Inc.	11,229,768
210,700	Freeport-McMoRan Copper & Gold, Inc., Class B	12,593,539
288,500	Nucor Corp.	30,231,915
559,300	Phelps Dodge Corp.	45,040,429
137,000	Southern Copper Corp.	11,573,760
		110,669,411
	Multi-Utilities — 0.3%
235,300	Sempra Energy	10,932,038
	Multiline Retail — 0.7%
107,100	Federated Department Stores, Inc.	7,818,300
148,900	J.C. Penney Co., Inc.	8,995,049
232,600	Nordstrom, Inc.	9,113,268
		25,926,617
	Oil, Gas & Consumable Fuels — 8.9%
459,900	Burlington Resources, Inc.	42,269,409
293,700	ConocoPhillips	18,547,155
2,385,500	Exxon Mobil Corp.	145,181,530
601,800	Marathon Oil Corp.	45,839,106
510,100	Occidental Petroleum Corp.	47,260,765
830,200	Valero Energy Corp.	49,629,356
		348,727,321
	Paper & Forest Products — 0.3%
375,000	Louisiana-Pacific Corp.	10,200,000
	Pharmaceuticals — 5.7%
351,900	Endo Pharmaceuticals Holdings, Inc. (a)	11,545,839
656,400	King Pharmaceuticals, Inc. (a)	11,322,900
257,800	Kos Pharmaceuticals, Inc. (a)	12,315,106
1,717,500	Merck & Co., Inc.	60,507,525
3,673,800	Pfizer, Inc.	91,551,096
915,100	Teva Pharmaceutical Industries Ltd. ADR (Israel)	37,683,818
		224,926,284

Shares	Security Description	Value
	Real Estate — 2.2%
248,000	CBL & Associates Properties, Inc. REIT	10,527,600
218,000	Colonial Properties Trust REIT	10,928,340
224,300	General Growth Properties, Inc. REIT	10,961,541
264,500	New Century Financial Corp. REIT	12,172,290
493,800	Simon Property Group, Inc. REIT	41,548,332
		86,138,103
	Road & Rail — 2.0%
397,100	Burlington Northern Santa Fe Corp.	33,090,343
823,900	Norfolk Southern Corp.	44,548,273
		77,638,616
	Semiconductors & Semiconductor Equipment — 2.4%
2,556,700	Applied Materials, Inc.	44,767,817
401,100	Freescale Semiconductor, Inc., Class B (a)	11,138,547
268,300	Lam Research Corp. (a)	11,536,900
427,000	National Semiconductor Corp.	11,887,680
189,700	NVIDIA Corp. (a)	10,862,222
788,900	ON Semiconductor Corp. (a)	5,727,414
		95,920,580
	Software — 3.4%
525,500	BMC Software, Inc. (a)	11,382,330
623,600	Cadence Design Systems, Inc. (a)	11,530,364
1,416,300	Compuware Corp. (a)	11,089,629
292,200	Fair Isaac Corp.	11,576,964
953,100	Microsoft Corp.	25,933,851
3,972,500	Oracle Corp. (a)	54,383,525
425,800	Sybase, Inc. (a)	8,992,896
		134,889,559
	Specialty Retail — 3.2%
200,400	Abercrombie & Fitch Co. (m)	11,683,320
297,200	American Eagle Outfitters, Inc.	8,874,392
434,800	Autonation, Inc. (a)	9,369,940
115,800	AutoZone, Inc. (a)	11,544,102
241,400	Barnes & Noble, Inc.	11,164,750
315,900	Claire’s Stores, Inc.	11,470,329
1,155,700	Home Depot, Inc.	48,886,110
245,600	Sherwin-Williams Co. (The)	12,142,464
		125,135,407
	Thrifts & Mortgage Finance — 2.3%
632,400	Golden West Financial Corp.	42,939,960
179,700	Radian Group, Inc.	10,826,925
883,139	Washington Mutual, Inc.	37,639,384
		91,406,269
	Tobacco — 1.8%
291,700	Altria Group, Inc.	20,669,862
230,500	Loews Corp. - Carolina Group	10,895,735
386,100	Reynolds American, Inc.	40,733,550
		72,299,147
	Total Common Stocks (Cost $3,527,198,371)	3,839,677,222
	Short-Term Investment — 3.2%
	Investment Company — 3.2%
125,965,090	JPMorgan Prime Money Market Fund (b) (m) (Cost $125,965,090)	125,965,090
	Total Investments — 101.4% (Cost $3,653,163,461)	3,965,642,312
	Liabilities in Excess of Other Assets — (1.4)%	(53,745,888)
	Net Assets — 100.0%	$3,911,896,424

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

Futures Contracts

Number of Contracts	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
77	June, 2006	$25,088,525	$405,809

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,535,169
Aggregate gross unrealized depreciation	(42,056,318)
Net unrealized appreciation/depreciation	$312,478,851
Federal income tax cost of investments	$3,653,163,461

JPMorgan Intrepid Multi-Cap Fund
(formerly JPMorgan Intrepid Contrarian Fund)

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value
	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Aerospace & Defense — 6.4%
3,600	Boeing Co.	$280,548
4,300	General Dynamics Corp.	275,114
4,000	Lockheed Martin Corp.	300,520
4,300	Northrop Grumman Corp.	293,647
6,100	Raytheon Co.	279,624
		1,429,453
	Auto Components — 0.3%
5,100	Goodyear Tire & Rubber Co. (The) (a)	73,848
	Biotechnology — 1.7%
2,200	Applera Corp.- Applied Biosystems Group	59,708
1,700	Neurocrine Biosciences, Inc. (a)	109,718
3,600	Techne Corp. (a)	216,504
		385,930
	Capital Markets — 4.7%
10,600	E*Trade Financial Corp. (a)	285,988
5,600	Federated Investors, Inc., Class B	218,680
1,700	Mellon Financial Corp.	60,520
4,900	Nuveen Investments, Inc., Class A	235,935
8,250	Raymond James Financial, Inc.	243,870
		1,044,993
	Chemicals — 1.1%
5,500	Celanese Corp., Class A	115,335
1,900	FMC Corp.	117,762
444	Tronox, Inc., Class B (a)	7,537
		240,634
	Commercial Banks — 4.8%
4,000	BB&T Corp.	156,800
4,500	Keycorp	165,600
4,100	PNC Financial Services Group, Inc.	275,971
2,300	SunTrust Banks, Inc.	167,348
5,200	U.S. Bancorp	158,600
1,800	Zions Bancorp	148,914
		1,073,233
	Commercial Services & Supplies — 1.3%
800	Dun & Bradstreet Corp. (a)	61,344
1,700	Equifax, Inc.	63,308
1,700	Herman Miller, Inc.	55,097
1,300	John H. Harland Co.	51,090
2,100	Sotheby’s Holdings, Inc., Class A (a)	60,984
		291,823
	Communications Equipment — 3.1%
6,100	Adtran, Inc.	159,698
15,400	Cisco Systems, Inc. (a)	333,718
8,500	Motorola, Inc.	194,735
		688,151
	Computers & Peripherals — 2.7%
10,500	Hewlett-Packard Co.	345,450
3,200	International Business Machines Corp.	263,904
		609,354
	Construction Materials — 0.6%
1,300	Martin Marietta Materials, Inc.	139,139
	Consumer Finance — 0.9%
2,500	Capital One Financial Corp.	201,300
	Containers & Packaging — 0.4%
5,400	Crown Holdings, Inc. (a)	95,796
	Diversified Financial Services — 1.7%
4,400	CIT Group, Inc.	235,488
2,700	Principal Financial Group	131,760
		367,248
	Diversified Telecommunication Services — 3.2%
10,504	AT&T, Inc.	284,028
8,400	BellSouth Corp.	291,060
3,200	CenturyTel, Inc.	125,184
		700,272
	Electric Utilities — 2.1%
2,900	American Electric Power Co., Inc.	98,658
3,100	FirstEnergy Corp.	151,590
1,600	FPL Group, Inc.	64,224
3,500	TXU Corp.	156,660
		471,132
	Electronic Equipment & Instruments — 1.0%
8,300	Avnet, Inc. (a)	210,654
	Energy Equipment & Services — 2.1%
7,500	Pride International, Inc. (a)	233,850
5,800	Todco, Class A (a)	228,578
		462,428
	Food & Staples Retailing — 1.9%
10,900	Kroger Co. (The) (a)	221,924
6,500	Supervalu, Inc.	200,330
		422,254
	Food Products — 1.0%
4,300	General Mills, Inc.	217,924
	Health Care Providers & Services — 5.6%
3,200	Aetna, Inc.	157,248
3,600	AmerisourceBergen Corp.	173,772

JPMorgan Intrepid Contrarian Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

take out

Shares	Security Description	Value
	Health Care Providers & Services — Continued
1,700	Express Scripts, Inc. (a)	149,430
3,200	HCA, Inc.	146,528
3,000	Health Net, Inc. (a)	152,460
2,800	Humana, Inc. (a)	147,420
3,000	McKesson Corp.	156,390
4,000	Sierra Health Services, Inc. (a)	162,800
		1,246,048
	Hotels, Restaurants & Leisure — 1.5%
2,700	Darden Restaurants, Inc.	110,781
4,500	McDonald’s Corp.	154,620
1,700	Papa John’s International, Inc. (a)	55,777
		321,178
	Household Durables — 1.5%
600	Black & Decker Corp.	52,134
2,200	Newell Rubbermaid, Inc.	55,418
1,000	Stanley Works (The)	50,660
3,300	Tupperware Corp.	67,947
600	Whirlpool Corp.	54,882
1,900	Yankee Candle Co., Inc.	52,003
		333,044
	Household Products — 2.0%
4,000	Colgate-Palmolive Co.	228,400
2,000	Energizer Holdings, Inc. (a)	106,000
1,800	Kimberly-Clark Corp.	104,040
		438,440
	Independent Power Producers & Energy Traders — 0.8%
5,900	Duke Energy Corp. (a)	171,985
	Industrial Conglomerates — 1.0%
3,100	Teleflex, Inc.	222,053
	Insurance — 3.4%
4,200	American Financial Group, Inc.	174,762
3,700	Assurant, Inc.	182,225
1,600	Chubb Corp.	152,704
4,300	Conseco, Inc. (a)	106,726
4,400	Genworth Financial, Inc., Class A	147,092
		763,509
	IT Services — 1.9%
8,400	Acxiom Corp.	217,056
8,400	Ceridian Corp. (a)	213,780
		430,836
	Machinery — 0.9%
4,600	Crane Co.	188,646
	Media — 3.2%
3,000	Belo Corp., Class A	59,640
2,150	CBS Corp., Class B	51,557
2,600	Gannett Co., Inc.	155,792
3,200	McGraw-Hill Cos., Inc. (The)	184,384
5,100	Reader’s Digest Association, Inc. (The)	75,225
6,300	Regal Entertainment Group, Class A	118,503
2,100	Scholastic Corp. (a)	56,196
		701,297
	Multi-Utilities — 0.5%
3,500	National Fuel Gas Co.	114,520
	Multiline Retail — 0.8%
2,900	J.C. Penney Co., Inc.	175,189
	Oil, Gas & Consumable Fuels — 6.4%
3,268	Chevron Corp.	189,446
3,200	Devon Energy Corp.	195,744
3,300	Exxon Mobil Corp.	200,838
2,200	Kerr-McGee Corp.	210,056
4,800	Noble Energy, Inc.	210,816
2,500	Occidental Petroleum Corp.	231,625
4,300	W&T Offshore, Inc.	173,333
		1,411,858
	Paper & Forest Products — 0.8%
2,300	Weyerhaeuser Co.	166,589
	Pharmaceuticals — 5.9%
3,200	Barr Pharmaceuticals, Inc. (a)	201,536
3,500	Johnson & Johnson	207,270
11,000	King Pharmaceuticals, Inc. (a)	189,750
6,400	Merck & Co., Inc.	225,472
8,300	Pfizer, Inc.	206,836
5,600	Wyeth	271,712
		1,302,576
	Real Estate — 2.3%
1,000	AMB Property Corp. REIT	54,270
1,100	Colonial Properties Trust REIT	55,143
2,000	Health Care Property Investments, Inc. REIT	56,800
1,400	Hospitality Properties Trust REIT	61,138
2,600	Host Marriott Corp. REIT	55,640
1,000	Mid-America Apartment Communities, Inc. REIT	54,750
2,800	Nationwide Health Properties, Inc. REIT	60,200
1,100	Prologis REIT	58,850
1,000	PS Business Parks, Inc., Class A, REIT	55,920
		512,711
	Road & Rail — 1.6%
2,500	CSX Corp.	149,500

Shares	Security Description	Value
	Road & Rail — Continued
3,600	Norfolk Southern Corp.	194,652
		344,152
	Semiconductors & Semiconductor Equipment — 3.4%
9,400	Applied Materials, Inc.	164,594
1,400	Cymer, Inc. (a)	63,616
3,100	Emulex Corp. (a)	52,979
4,000	Freescale Semiconductor, Inc., Class B (a)	111,080
7,200	Intersil Corp., Class A	208,224
10,800	Micron Technology, Inc. (a)	158,976
		759,469
	Software — 3.6%
9,800	BMC Software, Inc. (a)	212,268
12,300	Cadence Design Systems, Inc. (a)	227,427
5,600	Fair Isaac Corp.	221,872
6,000	Sybase, Inc. (a)	126,720
		788,287
	Specialty Retail — 3.2%
7,200	Autonation, Inc. (a)	155,160
1,200	AutoZone, Inc. (a)	119,628
3,700	Barnes & Noble, Inc.	171,125
2,400	Burlington Coat Factory Warehouse Corp.	109,080
2,300	Payless Shoesource, Inc. (a)	52,647
2,000	Weight Watchers International, Inc.	102,800
		710,440
	Thrifts & Mortgage Finance — 2.5%
2,700	MGIC Investment Corp.	179,901
3,700	Radian Group, Inc.	222,925
3,600	Washington Mutual, Inc.	153,432
		556,258
	Tobacco — 3.0%
3,100	Altria Group, Inc.	219,666
4,600	Loews Corp. - Carolina Group	217,442
5,600	UST, Inc.	232,960
		670,068
	Total Common Stocks (Cost $18,738,691)	21,454,719
	Short-Term Investment — 1.9%
	Investment Company — 1.9%
422,267	JPMorgan Prime Money Market Fund (b) (m) (Cost $422,267)	422,267
	Total Investments — 98.7% (Cost $19,160,958)	21,876,986
	Other Assets in Excess of Liabilities — 1.3%	298,995
	Net Assets — 100.0%	$22,175,981

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,969,530
Aggregate gross unrealized depreciation	(253,502)
Net unrealized appreciation/depreciation	$2,716,028
Federal income tax cost of investments	$19,160,958

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

Shares	Security Description	Value
	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 7.8%
312,325	Boeing Co.	$24,339,487
240,900	Lockheed Martin Corp.	18,098,817
195,800	Northrop Grumman Corp.	13,371,182
316,850	Raytheon Co.	14,524,404
276,550	United Technologies Corp.	16,031,604
		86,365,494
	Automobiles — 0.3%
62,300	Thor Industries, Inc.	3,324,328
	Biotechnology — 5.9%
355,220	Amgen, Inc. (a)	25,842,255
115,400	Applera Corp.- Applied Biosystems Group	3,131,956
222,260	Genentech, Inc. (a)	18,783,192
295,135	Gilead Sciences, Inc. (a)	18,363,300
		66,120,703
	Building Products — 0.3%
36,275	USG Corp. (a)	3,444,674
	Capital Markets — 3.3%
32,750	Affiliated Managers Group, Inc. (a) (m)	3,491,477
156,350	Franklin Resources, Inc.	14,734,424
79,600	Goldman Sachs Group, Inc.	12,494,016
38,775	Lehman Brothers Holdings, Inc.	5,604,151
		36,324,068
	Chemicals — 0.3%
145,100	Celanese Corp., Class A	3,042,747
	Commercial Banks — 0.9%
146,400	PNC Financial Services Group, Inc.	9,854,184
	Commercial Services & Supplies — 1.2%
33,300	Corporate Executive Board Co.	3,359,970
81,300	Education Management Corp. (a)	3,382,080
100,300	R.R. Donnelley & Sons Co.	3,281,816
74,900	West Corp. (a)	3,345,034
		13,368,900
	Communications Equipment — 3.4%
613,660	Corning, Inc. (a)	16,513,591
944,805	Motorola, Inc.	21,645,482
		38,159,073
	Computers & Peripherals — 6.5%
367,975	Apple Computer, Inc. (a)	23,079,392
423,000	Hewlett-Packard Co.	13,916,700
378,800	International Business Machines Corp.	31,239,636
196,850	Western Digital Corp. (a)	3,824,795
		72,060,523
	Consumer Finance — 0.6%
103,700	AmeriCredit Corp. (a)	3,186,701
50,700	Capital One Financial Corp.	4,082,364
		7,269,065
	Diversified Telecommunication Services — 0.9%
366,313	AT&T, Inc. (m)	9,905,104
	Electric Utilities — 0.8%
198,090	TXU Corp.	8,866,508
	Electrical Equipment — 0.5%
65,000	Emerson Electric Co.	5,435,950
	Electronic Equipment & Instruments — 0.6%
103,950	Arrow Electronics, Inc. (a)	3,354,467
131,700	Avnet, Inc. (a)	3,342,546
		6,697,013
	Food & Staples Retailing — 3.2%
280,200	Costco Wholesale Corp.	15,175,632
146,860	CVS Corp.	4,386,708
450,650	Kroger Co. (The) (a)	9,175,234
127,750	Safeway, Inc.	3,209,080
104,700	Supervalu, Inc.	3,226,854
		35,173,508
	Food Products — 2.3%
364,250	Archer-Daniels-Midland Co.	12,257,013
257,350	General Mills, Inc.	13,042,498
		25,299,511
	Health Care Providers & Services — 8.5%
353,500	Aetna, Inc. (m)	17,370,990
64,900	AmerisourceBergen Corp.	3,132,723
41,300	Cigna Corp.	5,394,606
59,450	Coventry Health Care, Inc. (a)	3,209,111
308,300	Emdeon Corp. (a)	3,329,640
35,300	Express Scripts, Inc. (a)	3,102,870
228,500	HCA, Inc.	10,463,015
65,350	Health Net, Inc. (a)	3,321,087
282,750	McKesson Corp.	14,739,757
321,385	UnitedHealth Group, Inc.	17,952,566
159,925	WellPoint, Inc. (a)	12,382,993
		94,399,358
	Hotels, Restaurants & Leisure — 2.1%
78,350	Darden Restaurants, Inc.	3,214,701
95,200	GTECH Holdings Corp.	3,241,560
94,200	International Game Technology	3,317,724
395,450	McDonald’s Corp.	13,587,662

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

take out

Shares	Security Description	Value
	Hotels, Restaurants & Leisure — Continued
		23,361,647
	Household Durables — 1.4%
36,400	Black & Decker Corp.	3,162,796
53,200	Lennar Corp., Class A	3,212,216
121,000	Newell Rubbermaid, Inc.	3,047,990
4,100	NVR, Inc. (a)	3,029,695
36,600	Whirlpool Corp.	3,347,802
		15,800,499
	Household Products — 3.4%
60,125	Energizer Holdings, Inc. (a)	3,186,625
101,575	Kimberly-Clark Corp.	5,871,035
500,250	Procter & Gamble Co.	28,824,405
		37,882,065
	Insurance — 1.8%
80,400	American Financial Group, Inc. (m)	3,345,444
171,900	Prudential Financial, Inc.	13,031,739
57,500	W.R. Berkley Corp.	3,338,450
		19,715,633
	Internet Software & Services — 2.3%
66,185	Google, Inc., Class A (a)	25,812,150
	IT Services — 1.6%
116,900	Acxiom Corp. (m)	3,020,696
50,700	Affiliated Computer Services, Inc., Class A (a) (m)	3,024,762
119,250	Ceridian Corp. (a)	3,034,913
54,600	Computer Sciences Corp. (a)	3,033,030
59,700	Global Payments, Inc.	3,164,697
126,400	Sabre Holdings Corp., Class A	2,974,192
		18,252,290
	Machinery — 3.1%
294,800	Caterpillar, Inc.	21,169,588
31,150	Cummins, Inc.	3,273,865
106,500	JLG Industries, Inc.	3,279,135
38,900	Parker-Hannifin Corp.	3,135,729
43,100	Terex Corp. (a)	3,415,244
		34,273,561
	Media — 2.6%
749,000	DIRECTV Group, Inc. (The) (a)	12,283,600
115,800	Harte-Hanks, Inc.	3,167,130
81,300	John Wiley & Sons, Inc., Class A	3,077,205
132,650	McGraw-Hill Cos., Inc. (The)	7,643,293
56,500	Meredith Corp.	3,152,135
		29,323,363
	Metals & Mining — 2.2%
66,200	Commercial Metals Co.	3,541,038
58,650	Freeport-McMoRan Copper & Gold, Inc., Class B	3,505,511
34,800	Nucor Corp.	3,646,692
130,750	Phelps Dodge Corp.	10,529,297
45,850	Southern Copper Corp.	3,873,408
		25,095,946
	Multiline Retail — 0.5%
51,400	J.C. Penney Co., Inc.	3,105,074
76,500	Nordstrom, Inc.	2,997,270
		6,102,344
	Oil, Gas & Consumable Fuels — 3.7%
103,525	Burlington Resources, Inc.	9,514,983
115,100	Marathon Oil Corp.	8,767,167
94,050	Occidental Petroleum Corp.	8,713,732
231,550	Valero Energy Corp.	13,842,059
		40,837,941
	Pharmaceuticals — 3.7%
51,400	Barr Pharmaceuticals, Inc. (a)	3,237,172
97,850	Endo Pharmaceuticals Holdings, Inc. (a)	3,210,459
188,750	King Pharmaceuticals, Inc. (a)	3,255,937
68,575	Kos Pharmaceuticals, Inc. (a)	3,275,828
461,200	Merck & Co., Inc.	16,248,076
294,017	Teva Pharmaceutical Industries Ltd. ADR (Israel)	12,107,620
		41,335,092
	Real Estate — 0.9%
113,150	Simon Property Group, Inc. REIT	9,520,441
	Road & Rail — 2.0%
96,625	Burlington Northern Santa Fe Corp.	8,051,761
263,100	Norfolk Southern Corp.	14,225,817
		22,277,578
	Semiconductors & Semiconductor Equipment — 5.3%
382,100	Advanced Micro Devices, Inc. (a) (m)	12,670,436
935,800	Applied Materials, Inc.	16,385,858
389,525	Broadcom Corp., Class A (a)	16,811,899
121,600	Freescale Semiconductor, Inc., Class B (a)	3,376,832
74,700	Lam Research Corp. (a)	3,212,100
225,600	Micron Technology, Inc. (a)	3,320,832
117,550	National Semiconductor Corp.	3,272,592
		59,050,549
	Software — 6.5%
270,400	BEA Systems, Inc. (a)	3,550,352
137,850	BMC Software, Inc. (a)	2,985,831
177,750	Cadence Design Systems, Inc. (a)	3,286,597

Shares	Security Description	Value
	Software — Continued
98,300	Citrix Systems, Inc. (a)	3,725,570
391,850	Compuware Corp. (a)	3,068,186
82,300	Fair Isaac Corp.	3,260,726
861,500	Microsoft Corp.	23,441,415
1,649,300	Oracle Corp. (a)	22,578,917
125,600	Red Hat, Inc. (a)	3,514,288
117,225	Sybase, Inc. (a)	2,475,792
		71,887,674
	Specialty Retail — 5.8%
56,100	Abercrombie & Fitch Co. (m)	3,270,630
107,800	American Eagle Outfitters, Inc. (m)	3,218,908
83,200	AnnTaylor Stores Corp. (a)	3,060,928
68,450	Barnes & Noble, Inc.	3,165,813
300,250	Best Buy Co., Inc.	16,792,982
67,500	Burlington Coat Factory Warehouse Corp.	3,067,875
95,800	Claire’s Stores, Inc.	3,478,498
594,820	Home Depot, Inc.	25,160,886
69,600	Sherwin-Williams Co. (The)	3,441,024
		64,657,544
	Tobacco — 1.8%
45,200	Altria Group, Inc. (m)	3,202,872
67,700	Loews Corp. - Carolina Group	3,200,179
127,200	Reynolds American, Inc.	13,419,600
		19,822,651
	Total Common Stocks (Cost $1,007,923,255)	1,090,119,679
	Short-Term Investment — 4.1%
	Investment Company — 4.1%
46,282,887	JPMorgan Prime Money Market Fund (b) (m) (Cost $46,282,887)	46,282,887
	Total Investments — 102.1% (Cost $1,054,206,142)	1,136,402,566
	Liabilities in excess of other assets — (2.1)%	(23,599,387)
	Net Assets — 100.0%	$1,112,803,179

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,655,420
Aggregate gross unrealized depreciation	(10,458,996)
Net unrealized appreciation/depreciation	$82,196,424
Federal income tax cost of investments	$1,054,206,142

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

take out

Shares	Security Description	Value
	Long-Term Investments — 94.0%
	Common Stocks — 94.0%
	Aerospace & Defense — 3.7%
5,575	Lockheed Martin Corp.	$418,850
10,450	Northrop Grumman Corp.	713,630
12,700	Raytheon Co.	582,168
		1,714,648
	Auto Components — 0.4%
6,350	Goodyear Tire & Rubber Co. (The) (a)	91,948
4,200	TRW Automotive Holdings Corp. (a)	97,860
		189,808
	Automobiles — 0.2%
11,600	Ford Motor Co.	92,336
	Building Products — 0.3%
1,525	USG Corp. (a)	144,814
	Capital Markets — 8.1%
1,100	Affiliated Managers Group, Inc. (a)	117,271
4,300	Allied Capital Corp.	131,580
3,175	American Capital Strategies Ltd.	111,633
11,000	Bank of New York Co., Inc. (The)	396,440
1,000	Bear Stearns Cos., Inc. (The)	138,700
5,450	E*Trade Financial Corp. (a)	147,041
3,475	Franklin Resources, Inc.	327,484
5,900	Goldman Sachs Group, Inc.	926,064
5,350	Lehman Brothers Holdings, Inc.	773,235
3,400	Mellon Financial Corp.	121,040
5,400	Merrill Lynch & Co., Inc.	425,304
4,275	Raymond James Financial, Inc.	126,369
		3,742,161
	Chemicals — 0.5%
2,075	FMC Corp.	128,608
232	Tronox, Inc., Class B (a)	3,940
3,000	Westlake Chemical Corp.	103,650
		236,198
	Commercial Banks — 11.3%
39,325	Bank of America Corp.	1,790,860
17,100	BB&T Corp.	670,320
3,400	Keycorp	125,120
9,225	PNC Financial Services Group, Inc.	620,935
28,500	U.S. Bancorp	869,250
19,917	Wachovia Corp.	1,116,348
		5,192,833
	Commercial Services & Supplies — 1.1%
1,800	Manpower, Inc.	102,924
3,750	R.R. Donnelley & Sons Co.	122,700
7,600	Waste Management, Inc.	268,280
		493,904
	Computers & Peripherals — 2.9%
33,100	Hewlett-Packard Co.	1,088,990
3,000	International Business Machines Corp.	247,410
		1,336,400
	Construction Materials — 0.3%
2,325	Eagle Materials, Inc.	148,242
	Consumer Finance — 2.0%
4,200	AmeriCredit Corp. (a)	129,066
6,925	Capital One Financial Corp.	557,601
3,225	CompuCredit Corp. (a)	118,712
3,050	Nelnet, Inc., Class A (a)	127,033
		932,412
	Diversified Financial Services — 0.5%
2,700	Ameriprise Financial, Inc.	121,662
2,375	CIT Group, Inc.	127,110
		248,772
	Diversified Telecommunication Services — 5.7%
42,850	AT&T, Inc.	1,158,664
22,650	BellSouth Corp.	784,822
26,125	Sprint Nextel Corp.	675,070
		2,618,556
	Electric Utilities — 3.5%
8,300	American Electric Power Co., Inc.	282,366
9,425	Edison International	388,121
12,350	FirstEnergy Corp.	603,915
7,750	TXU Corp.	346,890
		1,621,292
	Electronic Equipment & Instruments — 0.2%
3,050	Arrow Electronics, Inc. (a)	98,424
	Food & Staples Retailing — 0.8%
6,300	Kroger Co. (The) (a)	128,268
5,125	Safeway, Inc.	128,740
4,025	Supervalu, Inc.	124,051
		381,059
	Food Products — 1.5%
16,700	Archer-Daniels-Midland Co.	561,955
11,500	Del Monte Foods Co.	136,390
		698,345
	Health Care Providers & Services — 1.8%
8,050	Aetna, Inc.	395,577
1,700	Cigna Corp.	222,054

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

take out

Shares	Security Description	Value
	Health Care Providers & Services — Continued
2,900	WellPoint, Inc. (a)	224,547
		842,178
	Hotels, Restaurants & Leisure — 1.1%
14,850	McDonald’s Corp.	510,246
	Household Durables — 1.3%
1,350	Black & Decker Corp.	117,302
2,100	Lennar Corp., Class A	126,798
4,200	Newell Rubbermaid, Inc.	105,798
200	NVR, Inc. (a)	147,790
1,200	Whirlpool Corp.	109,764
		607,452
	Household Products — 0.3%
2,300	Energizer Holdings, Inc. (a)	121,900
	Independent Power Producers & Energy Traders — 1.6%
24,525	Duke Energy Corp. (a)	714,904
	Insurance — 6.8%
8,850	ACE Ltd. (Cayman Islands)	460,288
3,000	American Financial Group, Inc.	124,830
2,725	Assurant, Inc.	134,206
6,750	Chubb Corp.	644,220
7,700	Hartford Financial Services Group, Inc.	620,235
10,575	Metlife, Inc.	511,513
2,200	Protective Life Corp.	109,428
12,300	St. Paul Travelers Cos., Inc. (The)	514,017
		3,118,737
	IT Services — 0.3%
2,200	Computer Sciences Corp. (a)	122,210
	Machinery — 0.6%
1,200	Cummins, Inc.	126,120
1,600	Reliance Steel & Aluminum Co.	150,272
		276,392
	Media — 4.2%
5,800	Belo Corp., Class A	115,304
10,650	Gannett Co., Inc.	638,148
3,650	Harte-Hanks, Inc.	99,828
2,800	John Wiley & Sons, Inc., Class A	105,980
28,400	News Corp., Class A	471,724
1,265	NTL, Inc. (a)	36,824
5,550	Omnicom Group, Inc.	462,037
		1,929,845
	Metals & Mining — 2.7%
1,400	Cleveland-Cliffs, Inc.	121,968
2,700	Commercial Metals Co.	144,423
1,625	Nucor Corp.	170,284
6,500	Phelps Dodge Corp.	523,445
1,675	Southern Copper Corp.	141,504
2,200	United States Steel Corp.	133,496
		1,235,120
	Multi-Utilities — 0.7%
3,425	Energen Corp.	119,875
2,975	MDU Resources Group, Inc.	99,514
2,250	Sempra Energy	104,535
		323,924
	Multiline Retail — 0.2%
1,750	J.C. Penney Co., Inc.	105,718
	Oil, Gas & Consumable Fuels — 13.3%
18,303	Chevron Corp.	1,061,025
16,825	ConocoPhillips	1,062,499
9,425	Devon Energy Corp.	576,527
9,600	Exxon Mobil Corp.	584,256
2,800	Frontier Oil Corp.	166,180
1,150	Kerr-McGee Corp.	109,802
9,550	Marathon Oil Corp.	727,423
8,400	Occidental Petroleum Corp.	778,260
1,600	Sunoco, Inc.	124,112
1,700	Tesoro Corp.	116,178
13,650	Valero Energy Corp.	815,997
		6,122,259
	Paper & Forest Products — 0.3%
4,450	Louisiana-Pacific Corp.	121,040
	Pharmaceuticals — 5.0%
6,425	King Pharmaceuticals, Inc. (a)	110,831
25,925	Merck & Co., Inc.	913,338
50,500	Pfizer, Inc.	1,258,460
		2,282,629
	Real Estate — 2.9%
2,900	CBL & Associates Properties, Inc. REIT	123,105
2,600	Colonial Properties Trust REIT	130,338
2,265	General Growth Properties, Inc. REIT	110,691
2,800	Hospitality Properties Trust REIT	122,276
2,800	Liberty Property Trust REIT	132,048
3,200	New Century Financial Corp. REIT	147,264
6,650	Simon Property Group, Inc. REIT	559,531
		1,325,253
	Road & Rail — 1.6%
5,850	Burlington Northern Santa Fe Corp.	487,481
4,300	Norfolk Southern Corp.	232,501
		719,982

Shares	Security Description	Value
	Semiconductors & Semiconductor Equipment — 0.3%
4,200	Freescale Semiconductor, Inc., Class B (a)	116,634
	Software — 0.5%
4,750	BMC Software, Inc. (a)	102,885
4,950	Sybase, Inc. (a)	104,544
		207,429
	Specialty Retail — 0.8%
4,900	Autonation, Inc. (a)	105,595
2,400	Barnes & Noble, Inc.	111,000
2,800	Burlington Coat Factory Warehouse Corp.	127,260
		343,855
	Thrifts & Mortgage Finance — 2.3%
2,900	PMI Group, Inc. (The)	133,168
2,150	Radian Group, Inc.	129,537
19,027	Washington Mutual, Inc.	810,931
		1,073,636
	Tobacco — 2.4%
9,150	Altria Group, Inc.	648,369
2,575	Loews Corp. - Carolina Group	121,720
3,300	Reynolds American, Inc.	348,150
		1,118,239
	Total Common Stocks (Cost $37,770,871)	43,229,786
	Short-Term Investment — 3.4%
	Investment Company — 3.4%
1,582,301	JPMorgan Prime Money Market Fund (b) (m) (Cost $1,582,301)	1,582,301
	Total Investments — 97.4% (Cost $39,353,172)	44,812,087
	Other assets in excess of liabilities — 2.6%	1,172,764
	Net Assets — 100.0%	$45,984,851

Percentages indicated are based on net assets.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,873,204
Aggregate gross unrealized depreciation	(414,289)
Net unrealized appreciation/depreciation	$5,458,915
Federal income tax cost of investments	$39,353,172

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 96.5%
	Common Stocks — 96.5%
	Aerospace & Defense — 1.7%
128	Precision Castparts Corp.	$7,615
135	Rockwell Collins, Inc.	7,610
		15,225
	Airlines — 1.8%
245	Skywest, Inc.	7,168
499	Southwest Airlines Co.	8,984
		16,152
	Biotechnology — 3.9%
251	Celgene Corp. (a)	11,104
111	Invitrogen Corp. (a)	7,805
226	MedImmune, Inc. (a)	8,260
229	PDL BioPharma, Inc. (a)	7,505
		34,674
	Capital Markets — 3.7%
107	Affiliated Managers Group, Inc. (a)	11,354
135	Investment Technology Group, Inc. (a)	6,723
51	Legg Mason, Inc.	6,404
102	T. Rowe Price Group, Inc.	7,950
		32,431
	Chemicals — 1.1%
413	Rockwood Holdings, Inc. (a)	9,507
	Commercial Banks — 3.0%
206	Commerce Bancorp, Inc.	7,543
206	East-West Bancorp, Inc.	7,941
134	Zions Bancorp	11,077
		26,561
	Commercial Services & Supplies — 3.8%
141	HNI Corp.	8,301
564	West Corp. (a)	25,171
		33,472
	Communications Equipment — 0.7%
238	Adtran, Inc.	6,226
	Computers & Peripherals — 5.2%
267	NCR Corp. (a)	11,162
257	Network Appliance, Inc. (a)	9,252
673	Seagate Technology (Cayman Islands) (a)	17,723
1,507	Sun Microsystems, Inc. (a)	7,729
		45,866
	Consumer Finance — 1.4%
409	AmeriCredit Corp. (a)	12,569
	Diversified Financial Services — 2.4%
307	Lazard Ltd., Class A (Bermuda)	13,581
342	TD Ameritrade Holding Corp.	7,138
		20,719
	Electrical Equipment — 0.9%
157	Roper Industries, Inc.	7,635
	Electronic Equipment & Instruments — 3.8%
352	Amphenol Corp., Class A	18,383
353	Jabil Circuit, Inc. (a)	15,130
		33,513
	Energy Equipment & Services — 3.9%
176	BJ Services Co.	6,103
188	ENSCO International, Inc.	9,678
93	National Oilwell Varco, Inc. (a)	5,970
62	Noble Corp. (Cayman Islands)	5,004
132	Tidewater, Inc.	7,312
		34,067
	Health Care Equipment & Supplies — 0.9%
168	Mentor Corp.	7,630
	Health Care Providers & Services — 6.2%
179	Aetna, Inc.	8,791
148	Caremark Rx, Inc. (a)	7,264
167	Coventry Health Care, Inc. (a)	9,017
254	DaVita, Inc. (a)	15,317
150	McKesson Corp.	7,794
107	Medco Health Solutions, Inc. (a)	6,128
		54,311
	Hotels, Restaurants & Leisure — 7.0%
109	Four Seasons Hotels, Inc. (Canada)	5,541
89	Harrah’s Entertainment, Inc.	6,958
93	Panera Bread Co., Class A (a)	7,014
241	Royal Caribbean Cruises Ltd. (Liberia)	10,127
335	Scientific Games Corp., Class A (a)	11,776
213	Sonic Corp. (a)	7,486
66	Station Casinos, Inc.	5,262
96	Wynn Resorts Ltd. (a)	7,355
		61,519
	Household Durables — 0.6%
163	D.R. Horton, Inc.	5,415
	Household Products — 1.0%
158	Energizer Holdings, Inc. (a)	8,385
	Insurance — 3.6%
89	Everest Re Group Ltd. (Bermuda)	8,273
216	Hanover Insurance Group, Inc. (The)	11,338
350	HCC Insurance Holdings, Inc.	12,163

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Insurance — Continued
		31,774
	Internet Software & Services — 0.9%
336	McAfee, Inc. (a)	8,177
	IT Services — 2.2%
421	Alliance Data Systems Corp. (a)	19,695
	Machinery — 1.9%
130	ITT Industries, Inc.	7,320
150	Oshkosh Truck Corp.	9,348
		16,668
	Media — 3.7%
77	Getty Images, Inc. (a)	5,781
146	R.H. Donnelley Corp. (a)	8,519
420	Regal Entertainment Group, Class A	7,898
168	Rogers Communications, Inc. Class B (Canada)	6,402
163	XM Satellite Radio Holdings, Inc., Class A (a)	3,625
		32,225
	Oil, Gas & Consumable Fuels — 3.3%
125	Consol Energy, Inc.	9,274
186	Newfield Exploration Co. (a)	7,794
156	Southwestern Energy Co. (a)	5,031
127	Talisman Energy, Inc. (Canada)	6,735
		28,834
	Pharmaceuticals — 4.4%
171	Adams Respiratory Therapeutics, Inc. (a)	6,809
116	Barr Pharmaceuticals, Inc. (a)	7,325
87	Kos Pharmaceuticals, Inc. (a)	4,166
212	Omnicare, Inc.	11,630
187	Shire plc ADR (United Kingdom)	8,670
		38,600
	Real Estate — 0.8%
309	KKR Financial Corp. REIT	6,922
	Road & Rail — 2.0%
384	J.B.Hunt Transport Services, Inc.	8,280
167	Norfolk Southern Corp.	9,013
		17,293
	Semiconductors & Semiconductor Equipment — 7.1%
178	Broadcom Corp., Class A (a)	7,693
603	Integrated Device Technology, Inc. (a)	8,956
165	KLA-Tencor Corp.	7,999
143	Lam Research Corp. (a)	6,136
179	Linear Technology Corp.	6,285
131	Marvell Technology Group Ltd. (Bermuda) (a)	7,092
252	Microchip Technology, Inc.	9,139
158	Nvidia Corp. (a)	9,047
		62,347
	Software — 5.8%
233	Adobe Systems, Inc. (a)	8,126
202	Amdocs Ltd. (United Kingdom) (a)	7,284
684	BEA Systems, Inc. (a)	8,981
260	CA, Inc.	7,068
341	Citrix Systems, Inc. (a)	12,920
138	NAVTEQ Corp. (a)	7,000
		51,379
	Specialty Retail — 5.4%
191	AnnTaylor Stores Corp. (a)	7,012
325	Bed Bath & Beyond, Inc. (a)	12,476
159	Chico’s FAS, Inc. (a)	6,458
313	Circuit City Stores, Inc.	7,670
273	TJX Cos., Inc.	6,771
147	Weight Watchers International, Inc. (a)	7,566
		47,953
	Textiles, Apparel & Luxury Goods — 1.1%
157	Polo Ralph Lauren Corp.	9,485
	Wireless Telecommunication Services — 1.3%
194	NII Holdings, Inc. (a)	11,452
	Total Common Stocks (Cost $673,352)	848,681
	Short-Term Investment — 3.3%
	Investment Company — 3.3%
28,904	JPMorgan Prime Money Market Fund (b) (m) (Cost $28,904)	28,904
Principal Amount
	Investments of Cash Collateral for Securities Loaned — 9.5%
	Certificates of Deposit — 1.5%
$3,400	Credit Suisse First Boston, FRN, 4.90%, 10/17/06	3,400
3,000	Manufacturers and Traders, FRN, 4.80%, 09/26/06	3,000
3,500	Nordea Bank New York, FRN, 4.82%, 01/03/07	3,500
3,250	Royal Bank of Canada, FRN, 4.80%, 11/13/06	3,250
		13,150
	Commercial Paper — 0.4%
3,500	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	3,500
	Corporate Notes — 3.0%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
4,000	American Express Credit Corp., FRN, 4.72%, 06/12/07	4,000

Shares	Security Description	Value
	Corporate Notes — Continued
3,800	Bank of America, N.A., FRN, 4.81%, 11/07/06	3,800
3,500	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	3,500
3,900	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	3,900
2,500	Landsbanki Islands, FRN, 4.83%, 04/30/07	2,500
1,000	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	1,000
3,399	Links Finance LLC, FRN, 4.87%, 10/15/07	3,399
3,499	Sigma Finance, Inc., FRN, 4.87%, 10/24/07	3,499
		26,598
	Repurchase Agreements — 4.6%
11,316	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $11,321, collateralized by U.S. Government Agency Mortgages.	11,316
10,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages.	10,000
9,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $9,004, collateralized by U.S. Government Agency Mortgages.	9,000
10,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages.	10,000
		40,316
	Total Investments of Cash Collateral for Securities Loaned (Cost $83,564)	83,564
	Total Investments — 109.3% (Cost $785,820)	961,149
	Liabilities in Excess of Other Assets — (9.3)%	(81,556)
	Net Assets — 100.0%	$879,593

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,417
Aggregate gross unrealized depreciation	(10,088)
Net unrealized appreciation/depreciation	$175,329
Federal income tax cost of investments	$785,820

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 2.4%
44	Boeing Co.	$3,445
4	Lockheed Martin Corp.	323
46	Northrop Grumman Corp.	3,121
41	Raytheon Co.	1,875
64	United Technologies Corp.	3,693
		12,457
	Air Freight & Logistics — 0.6%
28	FedEx Corp.	3,174
	Auto Components — 0.5%
34	Johnson Controls, Inc.	2,566
9	Lear Corp.	160
		2,726
	Beverages — 1.9%
187	Coca-Cola Co. (The)	7,838
99	Coca-Cola Enterprises, Inc.	2,010
		9,848
	Biotechnology — 1.6%
74	Amgen, Inc. (a)	5,391
32	Charles River Laboratories International, Inc. (a)	1,549
3	Gilead Sciences, Inc. (a)	199
12	MedImmune, Inc. (a)	424
22	OSI Pharmaceuticals, Inc. (a)	716
		8,279
	Capital Markets — 4.1%
66	Bank of New York Co., Inc. (The)	2,364
29	E*Trade Financial Corp. (a)	791
45	Goldman Sachs Group, Inc.	7,048
56	Mellon Financial Corp.	1,997
24	Merrill Lynch & Co., Inc.	1,906
96	Morgan Stanley	6,006
23	State Street Corp.	1,378
		21,490
	Chemicals — 1.9%
49	Air Products & Chemicals, Inc.	3,265
2	Dow Chemical Co. (The)	85
67	Nalco Holding Co. (a)	1,182
64	Praxair, Inc.	3,530
52	Rohm & Haas Co.	2,556
-(h)	Tronox, Inc. (a)	2
		10,620
	Commercial Banks — 5.5%
281	Bank of America Corp.	12,774
13	Marshall & Ilsley Corp.	580
7	SunTrust Banks, Inc.	502
1	TCF Financial Corp.	21
248	U.S. Bancorp	7,564
107	Wells Fargo & Co.	6,821
4	Zions Bancorp	331
		28,593
	Communications Equipment — 4.6%
329	Cisco Systems, Inc. (a)	7,121
191	Corning, Inc. (a)	5,132
60	Juniper Networks, Inc. (a)	1,143
156	Motorola, Inc.	3,574
116	Qualcomm, Inc.	5,871
78	Tellabs, Inc. (a)	1,247
		24,088
	Computers & Peripherals — 2.7%
13	Apple Computer, Inc. (a)	790
68	Dell, Inc. (a)	2,033
153	EMC Corp. (a)	2,080
107	Hewlett-Packard Co.	3,530
57	International Business Machines Corp.	4,726
18	NCR Corp. (a)	761
		13,920
	Consumer Finance — 0.8%
66	American Express Co.	3,484
8	Capital One Financial Corp.	644
		4,128
	Containers & Packaging — 0.2%
69	Smurfit-Stone Container Corp. (a)	930
	Diversified Financial Services — 3.6%
6	Ameriprise Financial, Inc.	275
48	CIT Group, Inc.	2,585
334	Citigroup, Inc.	15,794
		18,654
	Diversified Telecommunication Services — 2.7%
243	AT&T, Inc. (m)	6,568
227	Verizon Communications, Inc.	7,721
		14,289
	Electric Utilities — 1.8%
8	American Electric Power Co., Inc.	279
68	CMS Energy Corp. (a)	886
57	Edison International	2,355
4	FPL Group, Inc.	140

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Electric Utilities — Continued
54	Northeast Utilities	1,045
19	Pinnacle West Capital Corp.	755
49	PPL Corp.	1,446
8	Wisconsin Energy Corp.	324
122	Xcel Energy, Inc.	2,218
		9,448
	Energy Equipment & Services — 1.4%
5	Baker Hughes, Inc.	328
3	BJ Services Co.	90
46	Halliburton Co.	3,381
25	Rowan Cos., Inc.	1,108
46	Weatherford International Ltd. (a)	2,091
4,500	Schlumberger Ltd	570
		7,568
	Food & Staples Retailing — 1.2%
27	CVS Corp.	792
34	Safeway, Inc.	854
74	Sysco Corp.	2,359
55	Wal-Mart Stores, Inc.	2,579
		6,584
	Food Products — 0.8%
45	Kellogg Co.	1,999
77	Kraft Foods, Inc. Class A	2,331
		4,330
	Health Care Equipment & Supplies — 2.0%
27	Bausch & Lomb, Inc.	1,714
79	Baxter International, Inc.	3,074
74	Boston Scientific Corp. (a)	1,703
9	Cooper Cos., Inc. (The)	508
4	Guidant Corp.	273
12	Medtronic, Inc.	589
43	St. Jude Medical, Inc. (a)	1,775
14	Zimmer Holdings, Inc. (a)	926
		10,562
	Health Care Providers & Services — 3.3%
85	Aetna, Inc.	4,197
44	HCA, Inc.	1,992
26	McKesson Corp.	1,360
5	Medco Health Solutions, Inc. (a)	292
51	UnitedHealth Group, Inc.	2,849
85	WellPoint, Inc. (a)	6,589
		17,279
	Hotels, Restaurants & Leisure — 1.4%
55	Carnival Corp.	2,615
47	Hilton Hotels Corp.	1,189
1	Marriott International, Inc., Class A	69
53	McDonald’s Corp.	1,828
10	Starwood Hotels & Resorts Worldwide, Inc.	704
16	Yum! Brands, Inc.	777
		7,182
	Household Durables — 0.7%
13	Centex Corp.	812
1	Fortune Brands, Inc.	113
35	Lennar Corp., Class A	2,137
10	Mohawk Industries, Inc. (a)	807
		3,869
	Household Products — 1.9%
34	Kimberly-Clark Corp.	1,982
140	Procter & Gamble Co.	8,073
		10,055
	Independent Power Producers & Energy Traders — 0.5%
5	AES Corp. (The) (a) (m)	80
73	Duke Energy Corp. (a)	2,140
59	Dynegy, Inc., Class A (a)	285
		2,505
	Industrial Conglomerates — 5.0%
605	General Electric Co.	21,049
2	Textron, Inc.	168
178	Tyco International Ltd. (Bermuda)	4,795
		26,012
	Insurance — 4.6%
15	Aflac, Inc. (m)	681
56	AMBAC Financial Group, Inc.	4,418
38	American International Group, Inc.	2,492
31	Assurant, Inc.	1,537
104	Genworth Financial, Inc., Class A	3,463
58	Hartford Financial Services Group, Inc.	4,664
4	Jefferson-Pilot Corp.	201
11	Lincoln National Corp.	606
38	MBIA, Inc.	2,303
7	Metlife, Inc.	324
7	Protective Life Corp.	357
37	W.R. Berkley Corp.	2,166
13	XL Capital Ltd. (Cayman Islands), Class A	814
		24,026
	Internet & Catalog Retail — 0.7%
95	eBay, Inc. (a)	3,722

Shares	Security Description	Value
	Internet Software & Services — 0.3%
4	Google, Inc., Class A (a)	1,560
	IT Services — 0.5%
43	Affiliated Computer Services, Inc., Class A (a)	2,559
	Leisure Equipment & Products — 0.0% (g)
7	Mattel, Inc.	120
	Machinery — 1.6%
7	AGCO Corp. (a) (m)	145
19	Danaher Corp.	1,182
21	Deere & Co.	1,684
30	Eaton Corp.	2,218
9	Illinois Tool Works, Inc.	876
27	Ingersoll-Rand Co., Ltd. Class A (Bermuda)	1,107
17	SPX Corp.	919
		8,131
	Media — 4.1%
113	CBS Corp., Class B	2,719
67	E.W. Scripps Co., Class A	2,978
10	EchoStar Communications Corp., Class A (a)	302
98	Gannett Co., Inc.	5,854
318	News Corp., Class A	5,274
107	Viacom Inc., Class B (a)	4,140
		21,267
	Metals & Mining — 0.8%
88	Alcoa, Inc.	2,698
26	United States Steel Corp.	1,547
		4,245
	Multi-Utilities — 1.1%
23	Consolidated Edison, Inc.	1,001
20	Constellation Energy Group, Inc.	1,105
41	Dominion Resources, Inc.	2,851
17	SCANA Corp.	647
		5,604
	Multiline Retail — 1.6%
26	Dollar General Corp.	452
-(h)	Family Dollar Stores, Inc.	8
1	Federated Department Stores, Inc.	44
39	J.C. Penney Co., Inc.	2,374
55	Kohl’s Corp. (a)	2,937
53	Target Corp.	2,772
		8,587
	Oil, Gas & Consumable Fuels — 7.7%
31	Anadarko Petroleum Corp.	3,111
14	Apache Corp.	930
6	Burlington Resources, Inc.	588
84	Chevron Corp.	4,893
72	ConocoPhillips	4,522
9	Devon Energy Corp.	544
30	EOG Resources, Inc.	2,182
270	Exxon Mobil Corp.	16,414
1	Kerr-McGee Corp.	67
43	Occidental Petroleum Corp.	3,965
39	Valero Energy Corp.	2,330
24	XTO Energy, Inc.	1,028
		40,574
	Paper & Forest Products — 0.1%
1	Bowater, Inc.	27
7	International Paper Co.	242
		269
	Pharmaceuticals — 6.1%
97	Abbott Laboratories	4,103
27	Barr Pharmaceuticals, Inc. (a)	1,675
102	Eli Lilly & Co.	5,624
88	Johnson & Johnson	5,200
5	Medicis Pharmaceutical Corp., Class A	153
3	Merck & Co., Inc.	120
183	Pfizer, Inc.	4,563
39	Schering-Plough Corp.	741
56	Sepracor, Inc. (a)	2,753
14	Watson Pharmaceuticals, Inc. (a)	388
142	Wyeth	6,866
		32,186
	Real Estate — 0.8%
15	Apartment Investment & Management Co. REIT	685
11	Brandywine Realty Trust REIT	333
1	Hospitality Properties Trust REIT	57
93	Host Marriott Corp. REIT	1,990
11	Mack-Cali Realty Corp. REIT	504
4	Mills Corp. (The) REIT	112
3	Prologis REIT	155
5	Simon Property Group, Inc. REIT	395
		4,231
	Road & Rail — 1.8%
70	CSX Corp.	4,198
101	Norfolk Southern Corp.	5,461
		9,659
	Semiconductors & Semiconductor Equipment — 2.6%
92	Altera Corp. (a)	1,903
46	Broadcom Corp., Class A (a)	1,981
124	Intel Corp.	2,401

JPMorgan Disciplined Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Semiconductors & Semiconductor Equipment — Continued
10	Intersil Corp., Class A	298
45	Linear Technology Corp.	1,582
12	Maxim Integrated Products, Inc.	431
103	Texas Instruments, Inc.	3,335
60	Xilinx, Inc.	1,533
		13,464
	Software — 3.5%
503	Microsoft Corp.	13,695
345	Oracle Corp. (a)	4,718
		18,413
	Specialty Retail — 2.5%
17	Abercrombie & Fitch Co.	974
18	Foot Locker, Inc.	430
107	Home Depot, Inc.	4,509
80	Lowe’s Cos., Inc.	5,181
2	Ross Stores, Inc.	47
75	Staples, Inc.	1,901
		13,042
	Textiles, Apparel & Luxury Goods — 0.8%
21	Coach, Inc. (a)	712
11	Jones Apparel Group, Inc.	386
37	Nike, Inc., Class B	3,157
		4,255
	Thrifts & Mortgage Finance — 1.6%
57	Countrywide Financial Corp.	2,087
6	Fannie Mae	302
51	Freddie Mac	3,129
64	Washington Mutual, Inc.	2,719
		8,237
	Tobacco — 2.0%
150	Altria Group, Inc.	10,601
	Wireless Telecommunication Services — 0.5%
95	Sprint Nextel Corp.	2,442
	Total Common Stocks (Cost $378,931)	515,784
No. of Warrants
	Warrants — 0.0% (g)
	Communications Equipment — 0.0% (g)
23	Lucent Technologies, Inc., expiring 12/10/07 (a) (Cost $-)	14
	Total Long-Term Investments (Cost $378,931)	515,798
	Short-Term Investments — 1.5%
	Investment Company — 1.4%
7,339	JPMorgan Prime Money Market Fund (b) (m)
	Principal Amount
	U.S. Treasury Obligation — 0.1%
$630	U.S. Treasury Note 2.75, 06/30/06 (k)	627
	Total Short-Term Investments (Cost $7,966)	7,966
	Investments of Cash Collateral for Securities Loaned — 7.0%
	Certificate of Deposit — 0.3%
1,750	Deutsche Bank New York, 4.97%, 01/22/08	1,750
	Commercial Paper — 0.3%
1,400	Royal Bank of Canada, FRN, 4.80%, 11/13/06	1,400
	Corporate Notes — 2.7%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
1,700	American Express Credit Corp., FRN, 4.72%, 06/12/07	1,700
1,000	Bank of America N.A., FRN, 4.81%, 11/07/06	1,000
1,701	Beta Finance, Inc., FRN, 4.94%, 03/15/07	1,701
200	Beta Finance, Inc., FRN, 4.87%, 01/15/08	200
1,500	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	1,500
2,000	Citigroup Global Markets Holding, Inc., FRN, 4.95%, 04/07/06	2,000
1,201	General Electric Capital Corp., FRN, 4.93%, 05/12/06	1,201
1,000	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	1,000
1,000	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000
1,600	Sigma Finance Inc., FRN, 4.87%, 10/24/07	1,600
		13,902
	Repurchase Agreements — 3.7%
4,619	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $4,621 collateralized by U.S. Government Agency Mortgages.	4,619
5,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $5,002 collateralized by U.S. Government Agency Mortgages.	5,000
5,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $5,002 collateralized by U.S. Government Agency Mortgages.	5,000
5,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $5,002 collateralized by U.S. Government Agency Mortgages.	5,000
		19,619
	Total Investments of Cash Collateral for Securities Loaned (Cost $36,671)	36,671

Shares	Security Description	Value
	Repurchase Agreements — Continued
	Total Investments — 106.9% (Cost $423,568)	560,435
	Liabilities in Excess of Other Assets — (6.9)%	(36,085)
	Net Assets — 100.0%	$524,350

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust
USD	United States Dollar

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
Long Futures Outstanding
24	S&P 500 Index	June, 2006	$7,820	$36

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,362
Aggregate gross unrealized depreciation	(6,495)
Net unrealized appreciation/depreciation	$136,867
Federal income tax cost of investments	$423,568

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 101.0%
	Common Stocks — 73.2%
	Aerospace & Defense — 1.4%
- (h)	AAR Corp. (a) (m)	11
1	Armor Holdings, Inc. (a) (m)	35
2	Aviall, Inc. (a) (m)	61
1	BE Aerospace, Inc. (a) (m)	33
21	Boeing Co. (m)	1,598
- (h)	Ceradyne, Inc. (a) (m)	10
- (h)	Curtiss-Wright Corp. (m)	20
2	Esterline Technologies Corp. (a) (m)	81
1	Heico Corp.	25
- (h)	Hexcel Corp. (a)	9
21	Honeywell International, Inc.	877
1	Kaman Corp., Class A	25
4	Lockheed Martin Corp.	331
5	Moog, Inc., Class A (a)	184
14	Northrop Grumman Corp.	922
1	Orbital Sciences Corp. (a)	9
18	Raytheon Co.	830
- (h)	Triumph Group, Inc. (a)	10
- (h)	United Industrial Corp.	12
58	United Technologies Corp.	3,361
		8,444
	Air Freight & Logistics — 0.4%
22	FedEx Corp. (m)	2,530
1	HUB Group, Inc., Class A (a)	27
		2,557
	Airlines — 0.0% (g)
1	Alaska Air Group, Inc. (a) (m)	22
4	Continental Airlines, Inc., Class B (a) (m)	105
4	ExpressJet Holdings, Inc. (a) (m)	31
3	Mesa Air Group, Inc. (a)	31
2	Pinnacle Airlines Corp. (a)	12
2	Skywest, Inc.	70
		271
	Auto Components — 0.5%
1	American Axle & Manufacturing Holdings, Inc. (m)	10
1	ArvinMeritor, Inc. (m)	20
18	Compagnie Generale des Etablissements Michelin, Class B (France) (m)	1,137
22	Johnson Controls, Inc.	1,655
4	Lear Corp.	76
- (h)	Sauer-Danfoss, Inc.	7
3	Tenneco, Inc. (a)	67
38	TI Automotive Ltd., Class A (United Kingdom) (a) (m)	- (h)
		2,972
	Automobiles — 0.5%
16	Bayerische Motoren Werke AG (Germany) (m)	899
1	Fleetwood Enterprises, Inc. (a) (m)	10
- (h)	Harley-Davidson, Inc.	5
149	Mazda Motor Corp. (Japan) (m)	906
1	Thor Industries, Inc.	75
25	Toyota Motor Corp. (Japan) (m)	1,383
- (h)	Winnebago Industries, Inc.	12
		3,290
	Beverages — 1.3%
8	Asahi Breweries Ltd. (Japan) (m)	114
136	Coca-Cola Co. (The) (m)	5,710
60	Coca-Cola Enterprises, Inc. (m)	1,213
120	Scottish & Newcastle plc (United Kingdom) (m)	1,081
		8,118
	Biotechnology — 1.1%
1	Abgenix, Inc. (a) (m)	13
1	Alexion Pharmaceuticals, Inc. (a) (m)	46
1	Alkermes, Inc. (a) (m)	29
55	Amgen, Inc. (a) (m)	3,974
1	Amylin Pharmaceuticals, Inc. (a) (m)	49
1	Applera Corp. - Celera Genomics Group (a) (m)	9
1	Cell Genesys, Inc. (a) (m)	9
17	Charles River Laboratories International, Inc. (a) (m)	838
2	Cubist Pharmaceuticals, Inc. (a) (m)	51
1	CV Therapeutics, Inc. (a) (m)	11
1	Diversa Corp. (a) (m)	5
- (h)	Exelixis, Inc. (a) (m)	5
2	Genelabs Technologies, Inc. (a) (m)	4
1	Gilead Sciences, Inc. (a)	81
1	GTx, Inc. (a)	10
1	ICOS Corp. (a)	11
1	Illumina, Inc. (a)	21
2	Incyte Corp. (a)	9
1	InterMune, Inc. (a)	19
2	Lifecell Corp. (a)	41
1	Martek Biosciences Corp. (a)	20
2	Medarex, Inc. (a)	21
19	MedImmune, Inc. (a)	684
1	Myogen, Inc. (a)	36
2	Myriad Genetics, Inc. (a)	42

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Biotechnology — Continued
3	Nektar Therapeutics, Inc. (a)	55
8	OSI Pharmaceuticals, Inc. (a)	257
1	Renovis, Inc. (a)	28
1	Seattle Genetics, Inc. (a)	6
1	Telik, Inc. (a)	20
1	United Therapeutics Corp. (a)	53
1	Vertex Pharmaceuticals, Inc. (a)	51
1	Viropharma, Inc. (a)	11
		6,519
	Building Products — 0.1%
1	ElkCorp (m)	19
- (h)	Griffon Corp. (a)	7
3	Jacuzzi Brands, Inc. (a)	25
3	Lennox International, Inc.	75
1	NCI Building Systems, Inc. (a)	60
3	Universal Forest Products, Inc.	173
		359
	Capital Markets — 2.4%
66	Bank of New York Co., Inc. (The) (m)	2,390
129	Daiwa Securities Group, Inc. (Japan) (m)	1,731
1	E*Trade Financial Corp. (a) (m)	24
17	Goldman Sachs Group, Inc.	2,715
2	Knight Capital Group, Inc. Class A (a)	33
26	Mellon Financial Corp.	926
5	Merrill Lynch & Co., Inc.	394
69	Morgan Stanley	4,317
- (h)	National Financial Partners Corp.	23
- (h)	Piper Jaffray Cos. (a)	11
7	State Street Corp.	399
3	Technology Investment Capital Corp.	41
13	UBS AG (Switzerland) (Registered) (m)	1,476
1	Waddell & Reed Financial, Inc.	16
		14,496
	Chemicals — 2.0%
47	Air Products & Chemicals, Inc. (m)	3,185
36	Bayer AG (Germany) (m)	1,451
1	Dow Chemical Co. (The) (m)	32
2	FMC Corp. (m)	105
1	Georgia Gulf Corp.	16
- (h)	H.B. Fuller Co. (m)	10
1	Headwaters, Inc. (a)	24
2	Hercules, Inc. (a)	28
- (h)	Kronos Worlwide, Inc.	3
30	Lanxess AG (Germany) (a) (m)	1,127
157	Mitsui Chemicals, Inc. (Japan)	1,154
19	Nalco Holding Co. (a)	327
1	NewMarket Corp.	29
3	PolyOne Corp. (a)	30
57	Praxair, Inc.	3,167
16	Rohm & Haas Co.	767
- (h)	Schulman A., Inc.	10
5	Solvay S.A., Class A (Belgium) (m)	599
1	Terra Industries, Inc. (a)	6
- (h)	Tronox, Inc., Class B (a)	1
3	W.R. Grace & Co. (a)	35
1	Wellman, Inc.	6
		12,112
	Commercial Banks — 5.4%
1	Amcore Financial, Inc. (m)	25
- (h)	Ameris Bancorp (m)	8
- (h)	Associated Banc-Corp. (m)	4
45	Banca Popolare Italiana (Italy) (m)	477
- (h)	Bancfirst Corp. (m)	9
23	Banche Popolari Unite Scpa (Italy) (m)	569
224	Bangkok Bank PCL, Class F (Thailand) (m)	669
177	Bank of America Corp. (m)	8,079
2	Bank of the Ozarks, Inc. (m)	73
151	Barclays plc (United Kingdom) (m)	1,762
19	BNP Paribas (France) (m)	1,710
- (h)	Capital Corp. of the West (m)	7
- (h)	Capitol Bancorp Ltd. (m)	19
- (h)	Cardinal Financial Corp. (m)	4
1	Center Financial Corp. (m)	12
1	Central Pacific Financial Corp. (m)	33
- (h)	Chemical Financial Corp. (m)	10
1	City Holding Co. (m)	18
1	Columbia Banking System, Inc. (m)	27
1	Community Bank System, Inc. (m)	29
- (h)	Community Trust Bancorp, Inc. (m)	15
12	Compass Bancshares, Inc. (m)	623
14	Elpida Memory, Inc. (Japan) (a) (m)	507
- (h)	Enterprise Financial Services Corp. (a) (m)	3
1	EuroBancshares, Inc. (Puerto Rico) (a) (m)	9
2	First Bancorp (Puerto Rico) (m)	28
1	First Republic Bank (m)	21
1	First State Bancorp (m)	38
- (h)	FNB Corp. (m)	3
- (h)	Glacier Bancorp, Inc.	13
1	Gold Banc Corp., Inc.	24
1	Greater Bay Bancorp	22

Shares	Security Description	Value ($)
	Commercial Banks — Continued
1	Hanmi Financial Corp.	22
2	IBERIABANK Corp.	92
1	Independent Bank Corp.	36
2	Irwin Financial Corp.	37
11	Kookmin Bank ADR (South Korea) (m)	901
- (h)	Macatawa Bank Corp.	4
12	Marshall & Ilsley Corp.	527
- (h)	MB Financial, Inc.	11
1	Mercantile Bank Corp.	20
- (h)	Mitsubishi UFJ Financial Group, Inc. (Japan) (m)	1,156
1	Nara Bancorp, Inc.	9
2	Natexis Banques Populaires (France) (m)	404
1	Oriental Financial Group	14
1	Pacific Capital Bancorp	24
- (h)	Peoples Bancorp, Inc.	9
- (h)	Premierwest Bancorp	2
2	PrivateBancorp, Inc.	79
15	Regions Financial Corp.	528
1	Republic Bancorp, Inc.	17
- (h)	Republic Bancorp, Inc., Class A	4
70	Royal Bank of Scotland Group plc (United Kingdom) (m)	2,273
- (h)	Santander BanCorp	3
- (h)	Sierra Bancorp	3
- (h)	Simmons First National Corp., Class A	9
- (h)	Southwest Bancorp, Inc.	2
- (h)	Sterling Bancorp	8
3	Sterling Bancshares, Inc.	54
- (h)	Sumitomo Mitsui Financial Group, Inc. (Japan) (m)	1,203
3	Summit Bancshares, Inc.	58
- (h)	Sun Bancorp, Inc. (a)	4
3	SunTrust Banks, Inc.	196
- (h)	Taylor Capital Group, Inc.	4
- (h)	Trico Bancshares	8
138	U.S. Bancorp	4,215
- (h)	Umpqua Holdings Corp.	9
199	UniCredito Italiano S.p.A. (Italy) (m)	1,439
69	Wells Fargo & Co.	4,426
1	West Coast Bancorp	33
1	Westamerica Bancorp	67
- (h)	Western Sierra Bancorp	5
1	Wilshire Bancorp, Inc.	22
- (h)	Wintrust Financial Corp.	23
1	Zions Bancorp	108
		32,918
	Commercial Services & Supplies — 0.1%
2	Angelica Corp. (m)	49
- (h)	Banta Corp. (m)	16
- (h)	Clean Harbors, Inc. (a) (m)	3
- (h)	Coinstar, Inc. (a) (m)	8
- (h)	Consolidated Graphics, Inc. (a) (m)	10
- (h)	CRA International, Inc. (a) (m)	5
- (h)	DiamondCluster International, Inc. (a) (m)	4
1	Duratek, Inc. (a) (m)	15
- (h)	Escala Group, Inc. (a) (m)	11
1	Geo Group, Inc. (The) (a) (m)	27
- (h)	Gevity HR, Inc.	5
1	Heidrick & Struggles International, Inc. (a)	33
1	Hudson Highland Group, Inc. (a)	11
6	IKON Office Solutions, Inc.	91
1	Interpool, Inc.	16
1	John H. Harland Co.	31
- (h)	Kforce, Inc. (a)	5
- (h)	Korn/Ferry International (a)	8
2	Labor Ready, Inc. (a)	48
1	Navigant Consulting, Inc. (a)	26
- (h)	Pre-Paid Legal Services, Inc.	14
1	Sourcecorp, Inc. (a)	14
1	Spherion Corp. (a)	10
3	TeleTech Holdings, Inc. (a)	32
- (h)	Tetra Tech, Inc. (a)	8
1	United Rentals, Inc. (a)	31
1	United Stationers, Inc. (a)	32
- (h)	Vertrue, Inc. (a)	4
- (h)	Waste Connections, Inc. (a)	16
		583
	Communications Equipment — 3.0%
3	3Com Corp. (a)	17
60	Alcatel S.A. (France) (a) (m)	918
1	Ariba, Inc. (a) (m)	6
2	Arris Group, Inc. (a) (m)	32
1	Audiovox Corp. (a) (m)	6
1	Avocent Corp. (a) (m)	32
- (h)	Bel Fuse, Inc., Class B (m)	11
1	Black Box Corp. (m)	34
1	C-COR, Inc. (a) (m)	6
6	Ciena Corp.(a) (m)	30
206	Cisco Systems, Inc. (a) (m)	4,473
1	CommScope, Inc. (a) (m)	34

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Communications Equipment — Continued
- (h)	Comtech Telecommunications Corp. (a) (m)	13
113	Corning, Inc. (a) (m)	3,030
- (h)	Ditech Communications Corp. (a) (m)	4
1	Echelon Corp. (a) (m)	5
2	Extreme Networks, Inc. (a) (m)	10
2	Finisar Corp. (a) (m)	11
1	Foundry Networks, Inc. (a) (m)	24
1	Glenayre Technologies, Inc. (a)	7
1	Harmonic, Inc. (a)	6
2	Inter-Tel, Inc.	49
1	Interdigital Communications Corp. (a)	17
22	Juniper Networks, Inc. (a)	426
62	Motorola, Inc.	1,416
2	MRV Communications, Inc. (a)	7
1	Netgear, Inc. (a)	15
71	Nokia OYJ (Finland) (m)	1,461
24	Nokia OYJ ADR (Finland)	493
2	Plantronics, Inc.	71
1	Polycom, Inc. (a)	11
3	Powerwave Technologies, Inc. (a)	35
80	Qualcomm, Inc.	4,059
1	Redback Networks, Inc. (a)	13
1	SafeNet, Inc. (a)	21
1	Sonus Networks, Inc. (a)	3
1	Spirent plc (United Kingdom) (a) (m)	- (h)
3	Symmetricom, Inc. (a)	26
1	Tekelec (a)	13
65	Tellabs, Inc. (a)	1,040
- (h)	Terayon Communication Systems, Inc. (a)	1
1	Utstarcom, Inc. (a)	9
1	Westell Technologies, Inc., Class A (a)	5
		17,900
	Computers & Peripherals — 1.8%
2	Adaptec, Inc. (a) (m)	9
1	Advanced Digital Information Corp. (a) (m)	7
12	Apple Computer, Inc. (a) (m)	778
5	Brocade Communications Systems, Inc. (a) (m)	34
33	Dell, Inc. (a) (m)	967
1	Dot Hill Systems Corp. (a) (m)	6
- (h)	Electronics for Imaging, Inc. (a) (m)	10
139	EMC Corp. (a) (m)	1,893
2	Gateway, Inc. (a) (m)	4
104	Hewlett-Packard Co.	3,422
1	Hutchinson Technology, Inc. (a)	36
1	Hypercom Corp. (a)	7
1	Imation Corp.	43
1	Intergraph Corp. (a)	33
38	International Business Machines Corp.	3,141
1	Komag, Inc. (a)	57
4	Maxtor Corp. (a)	38
7	NCR Corp. (a)	293
- (h)	Novatel Wireless, Inc. (a)	3
1	Palm, Inc. (a)	18
3	Quantum Corp. (a)	9
- (h)	Stratasys, Inc. (a)	3
- (h)	Synaptics, Inc. (a)	9
		10,820
	Construction & Engineering — 0.0% (g)
- (h)	Mastec, Inc. (a)	6
1	Quanex Corp.	11
- (h)	URS Corp. (a)	12
1	Washington Group International, Inc.	34
		63
	Construction Materials — 0.2%
- (h)	Ameron International Corp. (m)	29
26	CRH plc (Ireland) (m)	914
2	Eagle Materials, Inc. (m)	96
		1,039
	Consumer Finance — 0.7%
- (h)	ACE Cash Express, Inc. (a) (m)	10
1	Advanta Corp., Class B (m)	22
12	Aiful Corp. (Japan) (m)	766
61	American Express Co. (m)	3,218
- (h)	Asta Funding, Inc. (m)	13
3	Capital One Financial Corp. (m)	258
4	Cash America International, Inc. (m)	126
1	CompuCredit Corp. (a) (m)	44
1	First Cash Financial Services, Inc. (a) (m)	12
- (h)	United PanAm Financial Corp. (a)	9
1	World Acceptance Corp. (a)	28
		4,506
	Containers & Packaging — 0.1%
- (h)	Greif, Inc., Class A	27
1	Greif, Inc., Class A	44
17	Smurfit-Stone Container Corp. (a)	231
3	Temple-Inland, Inc.	138
		440

Shares	Security Description	Value ($)
	Distributors — 0.0% (g)
4	Lotte Shopping Co., Ltd. GDR, (South Korea) (a) (e) (m)	85
1	WESCO International, Inc. (a)	41
		126
	Diversified Financial Services — 3.0%
4	Ameriprise Financial, Inc. (m)	185
32	CIT Group, Inc. (m)	1,706
245	Citigroup, Inc. (m)	11,548
- (h)	Encore Capital Group, Inc. (a) (m)	2
- (h)	eSpeed, Inc. (a) (m)	3
2	GATX Corp. (m)	78
42	ING Groep N.V. (Netherlands) (m)	1,660
34	Lazard Ltd., Class A (Bermuda)	1,491
1	Nasdaq Stock Market, Inc. (The) (a)	44
149	Swire Pacific Ltd., Class A (Hong Kong) (m)	1,452
		18,169
	Diversified Telecommunication Services — 2.1%
132	AT&T, Inc. (m)	3,573
1	Broadwing Corp. (a) (m)	18
6	Cincinnati Bell, Inc. (a) (m)	29
1	CT Communications, Inc. (m)	18
1	Golden Telecom, Inc. (Russia)	18
12	Level 3 Communications, Inc. (a)	61
10	Premiere Global Services, Inc. (a)	79
87	Royal KPN N.V. (Netherlands) (m)	977
585	Singapore Telecommunications Ltd. (Singapore) (m)	958
1	Talk America Holdings, Inc. (a)	5
360	Telecom Italia S.p.A. (RNC) (Italy) (m)	957
58	Telenor ASA (Norway) (m)	627
5	Time Warner Telecom, Inc., Class A (a)	90
147	Verizon Communications, Inc.	5,019
		12,429
	Electric Utilities — 1.6%
- (h)	Black Hills Corp. (m)	14
27	CMS Energy Corp. (a) (m)	352
44	Edison International (m)	1,804
3	El Paso Electric Co. (a) (m)	48
3	FirstEnergy Corp. (m)	122
2	FPL Group, Inc. (m)	80
- (h)	Idacorp, Inc.	13
- (h)	MGE Energy, Inc.	3
64	National Grid plc (m)	639
88	Northeast Utilities	1,709
21	Pinnacle West Capital Corp.	813
56	PPL Corp.	1,638
- (h)	UIL Holdings Corp.	5
2	Unisource Energy Corp.	46
124	Xcel Energy, Inc.	2,247
		9,533
	Electrical Equipment — 0.1%
- (h)	Encore Wire Corp. (a) (m)	8
1	Evergreen Solar, Inc. (a) (m)	14
1	General Cable Corp. (a) (m)	39
- (h)	Power-One, Inc. (a)	3
8	Schneider Electric S.A. (France) (m)	827
		891
	Electronic Equipment & Instruments — 0.2%
1	Aeroflex, Inc. (a) (m)	17
2	Agilysis, Inc. (m)	33
2	Anixter International, Inc. (m)	96
1	Bell Microproducts, Inc. (a) (m)	7
1	Benchmark Electronics, Inc. (a) (m)	38
1	Brightpoint, Inc. (a) (m)	28
1	Checkpoint Systems, Inc. (a) (m)	16
1	CTS Corp. (m)	13
- (h)	Electro Scientific Industries, Inc. (a) (m)	7
- (h)	FARO Technologies, Inc. (a) (m)	1
2	Global Imaging Systems, Inc (a)	72
40	Hon Hai Precision Industry Co., Ltd (Registered) (Taiwan) (m)	500
1	Itron, Inc. (a)	48
1	Lexar Media, Inc. (a)	4
- (h)	MTS Systems Corp.	13
- (h)	Plexus Corp. (a)	11
1	Radisys Corp. (a)	12
- (h)	Rofin-Sinar Technologies, Inc. (a)	11
1	Sypris Solutions, Inc.	10
2	TTM Technologies, Inc. (a)	35
		972
	Energy Equipment & Services — 0.8%
2	Baker Hughes, Inc. (m)	103
4	Grey Wolf, Inc. (a)	32
- (h)	Gulf Island Fabrication, Inc.	9
30	Halliburton Co.	2,198
1	Hanover Compressor Co. (a)	26
1	Helix Energy Solutions Group, Inc.	19
- (h)	Hydril (a)	31
3	Key Energy Services, Inc. (a)	47
1	Lone Star Technologies, Inc. (a)	50

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Energy Equipment & Services — Continued
- (h)	Lufkin Industries, Inc.	11
1	Newpark Resources (a)	4
1	NS Group, Inc. (a)	23
1	Oceaneering International, Inc. (a)	74
1	Oil States International, Inc. (a)	26
3	Parker Drilling Co. (a)	27
6	Rowan Cos., Inc.	264
9	Schlumberger Ltd. (Netherlands) (e)	1,114
- (h)	Superior Energy Services, Inc. (a)	11
1	Tetra Tech, Inc. (a)	23
3	Todco, Class A (a)	122
8	Transocean, Inc. (a)	610
1	Veritas DGC, Inc. (a)	41
3	Weatherford International Ltd. (a)	137
		5,002
	Food & Staples Retailing — 0.9%
17	CVS Corp. (m)	502
- (h)	Nash Finch Co.	9
1	Pantry, Inc. (The) (a)	87
1	Pathmark Stores, Inc. (a)	9
29	Safeway, Inc.	716
1	Spartan Stores, Inc.	6
61	Sysco Corp.	1,963
249	Tesco plc (United Kingdom) (m)	1,427
19	Wal-Mart Stores, Inc.	888
		5,607
	Food Products — 1.0%
2	American Italian Pasta Co. (m)	10
106	Cadbury Schweppes plc (United Kingdom) (m)	1,048
2	Chiquita Brands International, Inc. (m)	36
2	Corn Products International, Inc. (m)	47
- (h)	Flowers Foods, Inc. (m)	9
1	J & J Snack Foods Corp.	20
39	Kellogg Co.	1,713
25	Koninklijke Wessanen N.V. (Netherlands) (m)	425
28	Kraft Foods, Inc.	861
19	Orkla ASA (Norway) (m)	927
13	Royal Numico N.V. (Netherlands) (a) (m)	595
24	Yakult Honsha Co., Ltd. (Japan) (m)	581
		6,272
	Gas Utilities — 0.0% (g)
1	New Jersey Resources Corp.	41
1	Nicor, Inc.	40
1	Northwest Natural Gas Co.	21
1	South Jersey Industries, Inc.	16
2	Southwest Gas Corp.	42
1	WGL Holdings, Inc.	27
		187
	Health Care Equipment & Supplies — 1.2%
1	Align Technology, Inc. (a) (m)	10
- (h)	Analogic Corp. (m)	7
- (h)	Arrow International, Inc. (m)	13
1	Arthrocare Corp. (a) (m)	38
- (h)	Aspect Medical Systems, Inc. (a) (m)	5
9	Bausch & Lomb, Inc. (m)	599
46	Baxter International, Inc. (m)	1,797
- (h)	Bio-Rad Laboratories, Inc., Class A (a) (m)	12
- (h)	Biosite, Inc. (a) (m)	21
15	Boston Scientific Corp. (a) (m)	353
- (h)	Conmed Corp. (a) (m)	4
3	Cooper Cos., Inc. (The) (m)	184
1	Diagnostic Products Corp. (m)	29
4	Encore Medical Corp. (a) (m)	19
- (h)	EPIX Pharmaceuticals, Inc. (a) (m)	1
2	Guidant Corp.	117
- (h)	Haemonetics Corp. (a)	20
- (h)	Immucor, Inc. (a)	9
1	Integra LifeSciences Holdings Corp. (a)	25
- (h)	Intuitive Surgical, Inc. (a)	12
1	Inverness Medical Innovations, Inc. (a)	20
- (h)	Kyphon, Inc. (a)	17
43	Medtronic, Inc.	2,157
1	Mentor Corp.	41
1	Neurometrix, Inc. (a)	47
- (h)	Palomar Medical Technologies, Inc. (a)	10
1	PolyMedica Corp.	38
27	St. Jude Medical, Inc. (a)	1,119
3	STERIS Corp.	62
1	SurModics, Inc. (a)	35
4	Zimmer Holdings, Inc. (a)	277
		7,098
	Health Care Providers & Services — 2.1%
71	Aetna, Inc. (m)	3,469
1	Alderwoods Group, Inc. (a) (m)	14
3	Alliance Imaging, Inc. (a) (m)	19
- (h)	America Service Group, Inc. (a) (m)	4
2	Andrx Corp. (a) (m)	38
1	Apria Healthcare Group, Inc. (a) (m)	23
2	Centene Corp. (a) (m)	47
- (h)	Cigna Corp. (m)	26

Shares	Security Description	Value ($)
	Health Care Providers & Services — Continued
1	Computer Programs & Systems, Inc. (m)	67
- (h)	Dendrite International, Inc. (a) (m)	3
- (h)	Genesis HealthCare Corp. (a)	18
18	HCA, Inc.	806
1	Kindred Healthcare, Inc. (a)	23
1	LCA Vision, Inc.	45
23	McKesson Corp.	1,173
21	Medco Health Solutions, Inc. (a)	1,224
1	Merge Technologies, Inc. (a)	18
1	Monarch Casino & Resort, Inc. (a)	14
2	Owens & Minor, Inc.	62
1	Pediatrix Medical Group, Inc. (a)	108
3	Per-Se Technologies, Inc. (a)	83
3	PSS World Medical, Inc. (a)	58
1	Res-Care, Inc. (a)	18
1	Symbion, Inc. (a)	18
2	Trizetto Group (a)	28
2	United Surgical Partners International, Inc. (a)	71
23	UnitedHealth Group, Inc.	1,268
2	Ventiv Health, Inc. (a)	50
48	WellPoint, Inc. (a)	3,746
		12,541
	Hotels, Restaurants & Leisure — 1.2%
2	Ameristar Casinos, Inc. (m)	49
27	Carnival Corp. (m)	1,300
1	CKE Restaurants, Inc. (m)	10
103	Compass Group plc (United Kingdom) (m)	407
1	Domino’s Pizza, Inc. (m)	37
- (h)	Dover Downs Gaming & Entertainment, Inc. (m)	4
31	Hilton Hotels Corp.	777
51	Intercontinental Hotels Group plc (United Kingdom) (m)	841
13	International Game Technology	465
1	Jack in the Box, Inc. (a)	31
3	Landry’s Restaurants, Inc.	104
3	Marriott International, Inc., Class A	220
31	McDonald’s Corp.	1,051
1	Multimedia Games, Inc. (a)	15
16	OPAP S.A. (Greece) (m)	612
- (h)	Rare Hospitality International, Inc. (a)	14
2	Ruby Tuesday, Inc.	71
1	Ryan’s Restaurant Group, Inc. (a)	9
2	Six Flags, Inc. (a)	15
12	Starwood Hotels & Resorts Worldwide, Inc.	826
7	Yum! Brands, Inc.	332
		7,190
	Household Durables — 0.7%
2	Centex Corp. (m)	93
- (h)	Champion Enterprises, Inc. (a) (m)	6
- (h)	CSS Industries, Inc. (m)	1
1	Fortune Brands, Inc. (m)	40
1	Jarden Corp. (a)	26
31	Koninklijke Philips Electronics N.V. (Netherlands) (m)	1,059
24	Lennar Corp., Class A	1,470
1	Levitt Corp., Class A	22
7	Mohawk Industries, Inc. (a)	569
18	Sony Corp. (Japan) (m)	848
1	Stanley Furniture Co., Inc.	23
3	Technical Olympic USA, Inc.	51
3	Tupperware Brands Corp	58
1	WCI Communities, Inc. (a)	36
		4,302
	Household Products — 1.0%
11	Kimberly-Clark Corp.	647
92	Procter & Gamble Co.	5,275
		5,922
	Independent Power Producers & Energy Traders — 0.1%
24	Duke Energy Corp. (a) (m)	705
9	Dynegy, Inc., Class A (a) (m)	43
		748
	Industrial Conglomerates — 2.8%
418	General Electric Co. (m)	14,547
70	Tyco International Ltd. (Bermuda)	1,890
1	Walter Industries, Inc.	92
12	Wartsila OYJ, Class B (Finland) (m)	447
		16,976
	Insurance — 3.0%
4	Aflac, Inc. (m)	199
63	AMBAC Financial Group, Inc. (m)	5,004
13	American International Group, Inc. (m)	872
- (h)	American Physicians Capital, Inc. (a) (m)	14
1	Argonaut Group, Inc. (a) (m)	30
17	Assurant, Inc. (m)	847
39	AXA S.A. (France) (m)	1,347
3	Delphi Financial Group, Inc. (m)	155
1	Direct General Corp. (m)	11
88	Genworth Financial, Inc.	2,948
40	Hartford Financial Services Group, Inc.	3,238

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Insurance — Continued
1	LandAmerica Financial Group, Inc.	41
5	Lincoln National Corp.	246
12	MBIA, Inc.	740
- (h)	Metlife, Inc.	5
- (h)	Midland Co. (The)	14
5	PMA Capital Corp., Class A (a)	53
1	Protective Life Corp.	40
25	RenaissanceRe Holdings Ltd. (Bermuda)	1,082
- (h)	Safety Insurance Group, Inc.	18
1	Selective Insurance Group	37
1	Stewart Information Services Corp.	28
- (h)	United Fire & Casualty Co.	10
17	W.R. Berkley Corp. (m)	993
3	XL Capital Ltd., Class A (Bermuda)	160
3	Zenith National Insurance Corp.	123
		18,255
	Internet & Catalog Retail — 0.5%
69	eBay, Inc. (a) (m)	2,701
- (h)	GSI Commerce, Inc. (a) (m)	5
1	Insight Enterprises, Inc. (a)	18
1	Netflix, Inc. (a)	20
- (h)	Nutri Systems, Inc.(a)	10
		2,754
	Internet Software & Services — 0.3%
1	AsiaInfo Holdings, Inc. (China) (a) (m)	7
- (h)	Blue Coat Systems, Inc. (a) (m)	9
- (h)	Click Commerce, Inc. (a) (m)	5
8	CMGI, Inc. (a) (m)	11
3	CNET Networks, Inc. (a) (m)	44
- (h)	Digital Insight Corp. (a) (m)	11
1	Digital River, Inc. (a) (m)	26
2	Digitas, Inc. (a) (m)	35
4	EarthLink, Inc. (a) (m)	41
- (h)	Equinix, Inc. (a) (m)	26
4	Google, Inc., Class A (a)	1,404
1	Internet Security Systems (a)	22
1	Interwoven, Inc. (a)	4
1	Ipass, Inc. (a)	10
1	j2 Global Communications, Inc. (a)	28
1	Openwave Systems, Inc. (a)	17
1	RealNetworks, Inc. (a)	7
1	SupportSoft, Inc. (a)	6
2	United Online, Inc.	19
1	ValueClick, Inc. (a)	24
1	WebEx Communications, Inc. (a)	30
1	webMethods, Inc. (a)	8
1	Websense, Inc. (a)	22
8	Yahoo!, Inc. (a)	242
		2,058
	IT Services — 0.5%
3	Acxiom Corp. (m)	65
27	Affiliated Computer Services, Inc., Class A (a) (m)	1,635
7	BearingPoint, Inc. (a) (m)	63
3	Ciber, Inc. (a) (m)	16
1	Covansys Corp. (a) (m)	8
1	CSG Systems International, Inc. (a) (m)	19
1	Euronet Worldwide, Inc. (a) (m)	23
1	Gartner, Inc., Class A (a) (m)	11
11	Infosys Technologies Ltd. ADR (India)	864
1	Lionbridge Technologies (a)	5
1	Mantech International Corp., Class A (a)	33
2	Perot Systems Corp., Class A (a)	31
1	Startek, Inc.	14
1	SYKES Enterprises, Inc. (a)	20
1	Tyler Technologies, Inc. (a)	7
		2,814
	Leisure Equipment & Products — 0.0% (g)
1	Jakks Pacific, Inc. (a)	30
1	K2, Inc. (a)	16
1	MarineMax, Inc. (a)	27
1	Mattel, Inc.	11
1	RC2 Corp. (a)	48
1	Steinway Musical Instruments, Inc. (a)	19
		151
	Machinery — 1.6%
5	AGCO Corp. (a) (m)	93
1	Astec Industries, Inc. (a) (m)	33
1	Barnes Group, Inc. (m)	40
1	Briggs & Stratton Corp. (m)	35
1	Cascade Corp. (m)	32
2	Crane Co. (m)	62
26	Danaher Corp. (m)	1,633
17	Deere & Co. (m)	1,368
39	Eaton Corp. (m)	2,820
- (h)	ESCO Technologies, Inc. (a) (m)	20
1	Flowserve Corp. (a) (m)	76
- (h)	Gardner Denver, Inc. (a) (m)	20
- (h)	Greenbrier Cos., Inc.	16
2	Illinois Tool Works, Inc.	154

Shares	Security Description	Value ($)
	Machinery — Continued
8	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	351
- (h)	Intermec, Inc. (a)	12
- (h)	Intevac, Inc. (a)	9
2	JLG Industries, Inc.	62
99	Kubota Corp. (Japan) (m)	1,069
1	Lincoln Electric Holdings, Inc.	54
1	Manitowoc Co., Inc. (The)	91
26	Metso OYJ (Finland) (m)	1,014
- (h)	Middleby Corp. (a)	17
- (h)	NACCO Industries, Inc., Class A	62
1	Reliance Steel & Aluminum Co.	78
4	SPX Corp.	192
- (h)	Sun Hydraulics Corp.	4
- (h)	Tecumseh Products Co., Class A	5
- (h)	Valmont Industries, Inc.	17
1	Wabash National Corp.	14
1	Watts Water Technologies, Inc., Class A	25
		9,478
	Marine — 0.0% (g)
- (h)	Kirby Corp. (a)	20
	Media — 2.4%
- (h)	Advo, Inc. (m)	13
1	Catalina Marketing Corp. (m)	14
87	CBS Corp., Class B (m)	2,077
16	Charter Communications, Inc., Class A (a) (m)	18
41	E.W. Scripps Co., Class A	1,821
5	EchoStar Communications Corp., Class A (a) (m)	134
50	Gannett Co., Inc. (m)	3,005
1	Gray Television, Inc.	8
4	Lodgenet Entertainment Corp. (a)	54
1	Media General, Inc., Class A	28
5	Mediacom Communications Corp., Class A (a)	26
39	News Corp. CDI (m)	641
184	News Corp., Class A	3,057
1	Playboy Enterprises, Inc., Class B (a)	17
1	ProQuest Co. (a)	21
4	Radio One, Inc., Class D (a)	31
- (h)	Saga Communications, Inc., Class A (a)	3
1	Scholastic Corp. (a)	24
1	Sinclair Broadcast Group, Inc., Class A	9
1	Time Warner, Inc.	20
- (h)	Triple Crown Media, Inc. (a)	- (h)
1	Valassis Communications, Inc. (a)	18
85	Viacom, Inc., Class B (a)	3,295
1	World Wrestling Entertainment, Inc.	24
		14,358
	Metals & Mining — 0.9%
30	Alcan, Inc. (Canada) (m)	1,372
25	Alcoa, Inc. (m)	767
- (h)	Chaparral Stell Co. (a) (m)	26
14	Cia Vale do Rio Doce ADR (Brazil) (m)	615
- (h)	Cleveland-Cliffs, Inc. (m)	35
4	Commercial Metals Co. (m)	193
26	JFE Holdings, Inc. (Japan) (m)	1,055
- (h)	Metal Management, Inc.	9
126	Nisshin Steel Co., Ltd. (Japan) (m)	438
- (h)	NN, Inc.	4
2	Quanex Corp.	100
1	Ryerson, Inc.	37
1	Steel Dynamics, Inc.	68
10	United States Steel Corp.	589
		5,308
	Multi-Utilities — 0.9%
1	Avista Corp. (m)	23
3	Consolidated Edison, Inc. (m)	130
2	Constellation Energy Group, Inc. (m)	131
13	Dominion Resources, Inc. (m)	877
159	International Power plc (United Kingdom) (a) (m)	782
1	NorthWestern Corp.	22
16	RWE AG (Germany) (m)	1,377
23	SCANA Corp.	883
4	Sierra Pacific Resources (a)	57
29	Suez S.A. (France) (m)	1,144
		5,426
	Multiline Retail — 1.0%
3	Dollar General Corp. (m)	49
18	Dollar Tree Stores, Inc. (a) (m)	493
1	Family Dollar Stores, Inc. (m)	37
12	J.C. Penney Co., Inc.	701
60	Kohl’s Corp. (a)	3,190
33	Target Corp.	1,701
		6,171
	Office Electronics — 0.2%
82	Konica Minolta Holdings, Inc. (Japan) (a) (m)	1,046
	Oil, Gas & Consumable Fuels — 5.7%
15	Anadarko Petroleum Corp. (m)	1,545
20	Apache Corp. (m)	1,287
1	ATP Oil & Gas Corp. (a) (m)	26

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Oil, Gas & Consumable Fuels — Continued
256	BP plc (United Kingdom) (m)	2,947
3	Burlington Resources, Inc. (m)	303
1	Callon Petroleum Co. (a) (m)	11
53	Chevron Corp. (m)	3,068
1	Cimarex Energy Co. (m)	36
- (h)	Clayton Williams Energy, Inc. (a)	12
- (h)	Comstock Resources, Inc. (a) (m)	12
44	ConocoPhillips (m)	2,765
4	Devon Energy Corp. (m)	214
1	Energy Partners Ltd. (a) (m)	21
16	EOG Resources, Inc. (m)	1,116
198	Exxon Mobil Corp. (m)	12,063
1	Frontier Oil Corp. (m)	47
- (h)	Giant Industries, Inc. (a)	28
1	Gulfmark Offshore, Inc. (a)	14
- (h)	Holly Corp.	30
3	Houston Exploration Co. (a)	153
1	KCS Energy, Inc. (a)	18
- (h)	Kerr-McGee Corp.	19
30	Occidental Petroleum Corp.	2,780
- (h)	Penn Virginia Corp.	21
8	Petroleo Brasileiro S.A. ADR (Brazil) (m)	618
- (h)	Remington Oil & Gas Corp. (a)	17
1	St. Mary Land & Exploration Co.	45
1	Stone Energy Corp. (a)	36
1	Swift Energy Co. (a)	26
11	Total S.A. (France) (m)	2,810
33	Valero Energy Corp.	1,949
- (h)	World Fuel Services Corp.	12
12	XTO Energy, Inc.	514
		34,563
	Paper & Forest Products — 0.0% (g)
3	International Paper Co.	93
	Personal Products — 0.0% (g)
1	Parlux Fragrances, Inc. (a)	29
2	Playtex Products, Inc. (a)	16
		45
	Pharmaceuticals — 4.3%
72	Abbott Laboratories (m)	3,049
1	Adams Respiratory Therapeutics, Inc. (a) (m)	40
3	Adolor Corp. (a) (m)	71
1	Alpharma, Inc., Class A (m)	19
1	Atherogenics, Inc. (a) (m)	18
3	AVANIR Pharmaceuticals, Class A (a) (m)	46
16	Barr Pharmaceuticals, Inc. (a) (m)	1,008
- (h)	Bentley Pharmaceuticals, Inc. (a) (m)	5
27	Bristol-Myers Squibb Co. (m)	660
5	Cypress Bioscience, Inc. (a) (m)	32
1	Durect Corp. (a) (m)	8
47	Eli Lilly & Co.	2,577
58	GlaxoSmithKline plc (United Kingdom) (m)	1,508
57	Johnson & Johnson	3,368
3	Medicis Pharmaceutical Corp., Class A	95
44	Merck & Co., Inc.	1,550
25	Novartis AG (Registered) (Switzerland) (m)	1,365
- (h)	Par Pharmaceutical Cos, Inc. (a)	6
118	Pfizer, Inc.	2,947
1	Progenics Pharmaceuticals, Inc. (a)	19
13	Roche Holding AG (Switzerland) (m)	1,912
- (h)	Salix Pharmaceuticals Ltd. (a)	5
32	Sepracor, Inc. (a)	1,569
1	Theravance, Inc. (a)	36
2	Watson Pharmaceuticals, Inc. (a)	57
85	Wyeth	4,115
		26,085
	Real Estate — 0.8%
3	American Home Mortgage Investment Corp. REIT (m)	81
2	Anthracite Capital, Inc. REIT (m)	24
21	Apartment Investment & Management Co. REIT (m)	980
2	Ashford Hospitality Trust, Inc. REIT (m)	21
1	Bluegreen Corp. (a) (m)	8
- (h)	Boykin Lodging Co. REIT (a) (m)	3
4	Brandywine Realty Trust REIT (m)	133
1	Entertainment Properties Trust REIT (m)	38
2	Equity Inns, Inc. REIT (m)	34
1	FelCor Lodging Trust, Inc. REIT (m)	30
2	First Potomac Realty Trust REIT (m)	45
1	Glimcher Realty Trust REIT	26
76	Henderson Land Development Co., Ltd. (Hong Kong) (m)	420
62	Host Marriott Corp. REIT	1,333
1	IMPAC Mortgage Holdings, Inc. REIT	10
4	Innkeepers USA Trust REIT	71
1	Jones Lang LaSalle, Inc.	54
3	Kilroy Realty Corp. REIT	201
- (h)	LaSalle Hotel Properties REIT	16
3	Lexington Corporate Properties Trust REIT	69
3	LTC Properties, Inc. REIT	67
3	Mack-Cali Realty Corp. REIT	130

Shares	Security Description	Value ($)
	Real Estate — Continued
5	MeriStar Hospitality Corp. REIT (a)	48
2	MFA Mortgage Investments, Inc. REIT	13
3	Mid-America Apartment Communities, Inc. REIT	164
1	Mills Corp. (The) REIT	25
- (h)	National Health Investors, Inc. REIT	10
1	Novastar Financial, Inc. REIT	17
2	Pennsylvania Real Estate Investment Trust REIT	88
2	Post Properties, Inc. REIT	107
1	Prologis REIT	48
3	RAIT Investment Trust REIT	76
1	Saul Centers, Inc. REIT	62
2	Simon Property Group, Inc. REIT	160
3	Sunstone Hotel Investors, Inc. REIT	93
1	Taubman Centers, Inc. REIT	33
		4,738
	Road & Rail — 1.2%
- (h)	Amerco, Inc. (a) (m)	40
- (h)	Arkansas Best Corp. (m)	16
1	Bristow Group, Inc. (a) (m)	19
- (h)	Central Japan Railway Co. (Japan) (m)	1,036
41	CSX Corp. (m)	2,428
1	Dollar Thrifty Automotive Group, Inc. (a) (m)	54
- (h)	Frozen Food Express Industries (a) (m)	3
3	Genesee & Wyoming, Inc., Class A (a)	87
- (h)	Marten Transport Ltd. (a)	3
56	Norfolk Southern Corp.	3,044
1	Old Dominion Freight Line (a)	16
2	RailAmerica, Inc. (a)	20
2	SCS Transportation, Inc. (a)	70
1	SIRVA, Inc. (a)	12
1	U.S. Xpress Enterprises, Inc. (a)	19
- (h)	USA Truck, Inc. (a)	5
2	Werner Enterprises, Inc.	35
- (h)	West Japan Railway Co. (Japan) (m)	612
		7,519
	Semiconductors & Semiconductor Equipment — 1.7%
- (h)	Actel Corp. (a) (m)	6
1	ADE Corp. (a) (m)	18
1	Advanced Energy Industries, Inc. (a) (m)	20
80	Altera Corp. (a) (m)	1,652
2	AMIS Holdings, Inc. (a) (m)	21
4	Amkor Technology, Inc. (a) (m)	30
3	Applied Micro Circuits Corp. (a) (m)	11
2	Asyst Technologies, Inc. (a) (m)	17
7	Atmel Corp. (a) (m)	31
- (h)	ATMI, Inc. (a) (m)	9
1	Axcelis Technologies, Inc. (a) (m)	8
28	Broadcom Corp., Class A (a) (m)	1,196
- (h)	Brooks Automation, Inc. (a) (m)	6
1	Cabot Microelectronics Corp. (a) (m)	30
2	Cirrus Logic, Inc. (a) (m)	19
1	Cohu, Inc. (m)	17
8	Conexant Systems, Inc. (a) (m)	29
1	Credence Systems Corp. (a) (m)	8
1	Cymer, Inc. (a) (m)	36
2	Cypress Semiconductor Corp. (a) (m)	34
1	Diodes, Inc. (a) (m)	25
- (h)	DSP Group, Inc. (a) (m)	12
1	Entegris, Inc. (a) (m)	15
- (h)	Exar Corp. (a) (m)	6
1	Fairchild Semiconductor International, Inc. (a) (m)	17
- (h)	Genesis Microchip, Inc. (a)	7
1	Integrated Device Technology, Inc. (a)	15
1	Integrated Silicon Solutions, Inc. (a)	3
47	Intel Corp.	915
16	Intersil Corp., Class A	448
1	IXYS Corp. (a)	13
- (h)	Kopin Corp. (a)	2
2	Kulicke & Soffa Industries, Inc. (a)	14
1	Lattice Semiconductor Corp. (a)	7
16	Linear Technology Corp.	572
1	LTX Corp. (a)	6
3	Marvell Technology Group Ltd. (Bermuda) (a)	141
1	Mattson Technology, Inc. (a)	14
4	Maxim Integrated Products, Inc.	137
2	Micrel, Inc. (a)	30
1	Microsemi Corp. (a)	37
2	MIPS Technologies, Inc. (a)	13
- (h)	MKS Instruments, Inc. (a)	7
2	Omnivision Technologies, Inc. (a)	45
6	ON Semiconductor Corp. (a)	46
1	Photronics, Inc. (a)	24
1	Pixelworks, Inc. (a)	3
2	PMC - Sierra, Inc. (a)	28
- (h)	Power Integrations, Inc. (a)	10
1	Rambus, Inc. (a)	47
4	RF Micro Devices, Inc. (a)	35
1	Rudolph Technologies, Inc. (a)	11
1	Samsung Electronics Co., Ltd. (South Korea) (m)	555

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Semiconductors & Semiconductor Equipment — Continued
- (h)	Semitool, Inc. (a)	2
1	Semtech Corp. (a)	18
1	Sigmatel, Inc. (a)	8
2	Silicon Image, Inc. (a)	22
1	Silicon Laboratories, Inc. (a)	44
1	Silicon Storage Technology, Inc. (a)	6
3	Skyworks Solutions, Inc. (a)	21
- (h)	Standard Microsystems Corp. (a)	10
- (h)	Supertex, Inc. (a)	11
69	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	693
1	Tessera Technologies, Inc. (a)	19
77	Texas Instruments, Inc.	2,494
- (h)	Ultratech, Inc. (a)	2
1	Varian Semiconductor Equipment Associates, Inc. (a)	17
4	Vitesse Semiconductor Corp. (a)	13
22	Xilinx, Inc.	563
1	Zoran Corp. (a)	24
		10,425
	Software — 2.2%
- (h)	Ansoft Corp. (a) (m)	4
- (h)	Ansys, Inc. (a) (m)	22
1	Aspen Technology, Inc. (a) (m)	13
1	Borland Software Corp. (a) (m)	5
1	Epicor Software Corp. (a) (m)	8
- (h)	EPIQ Systems, Inc. (a) (m)	8
1	Factset Research Systems, Inc. (m)	29
- (h)	Filenet Corp. (a) (m)	11
1	Informatica Corp. (a)	16
- (h)	Intervideo, Inc. (a)	1
- (h)	InterVoice, Inc. (a)	3
1	JDA Software Group, Inc. (a)	13
- (h)	Kronos, Inc. (a)	11
- (h)	Macrovision Corp. (a)	7
1	Magma Design Automation, Inc. (a)	8
1	Manhattan Associates, Inc. (a)	13
1	Mapinfo Corp. (a)	10
1	Mentor Graphics Corp. (a)	12
316	Microsoft Corp.	8,593
- (h)	MicroStrategy, Inc. (a)	42
1	MRO Software, Inc. (a)	8
252	Oracle Corp. (a)	3,449
3	Parametric Technology Corp. (a)	42
- (h)	Pegasystems, Inc. (a)	2
1	Phoenix Technologies Ltd. (a)	9
2	Progress Software Corp. (a)	56
- (h)	Quality Systems, Inc. (a)	13
- (h)	Quest Software, Inc. (a)	5
4	SAP AG (Germany) (m)	825
3	Secure Computing Corp. (a)	35
- (h)	SPSS, Inc. (a)	3
1	Talx Corp.	17
1	TIBCO Software, Inc. (a)	7
1	TradeStation Group, Inc. (a)	8
1	Transaction Systems Architechs, Inc. (a)	28
1	Wind River Systems, Inc. (a)	14
		13,350
	Specialty Retail — 1.5%
7	Aaron Rents, Inc. (m)	193
14	Abercrombie & Fitch Co. (m)	816
2	Asbury Automotive Group, Inc. (a) (m)	47
- (h)	Big 5 Sporting Goods Corp. (m)	6
- (h)	Build-A-Bear Workshop, Inc. (a) (m)	12
1	Building Material Holding Corp. (m)	21
- (h)	Burlington Coat Factory Warehouse Corp. (m)	14
8	Charming Shoppes, Inc. (a) (m)	125
1	Children’s Place Retail Stores, Inc. (The) (a) (m)	41
3	CSK Auto Corp. (a) (m)	42
2	Dress Barn, Inc. (a) (m)	77
2	Foot Locker, Inc. (m)	53
- (h)	GameStop Corp., Class A (a) (m)	11
1	Genesco, Inc. (a)	39
2	Guess?, Inc. (a)	78
51	Home Depot, Inc.	2,164
1	HOT Topic, Inc. (a)	10
1	Lithia Motors, Inc., Class A	37
38	Lowe’s Cos., Inc.	2,468
1	Movie Gallery, Inc.	3
2	Pacific Sunwear of California (a)	51
1	Petco Animal Supplies, Inc. (a)	28
1	Ross Stores, Inc.	20
1	Select Comfort Corp. (a)	40
- (h)	Sonic Automotive, Inc.	11
- (h)	Sports Authority, Inc. (The) (a)	11
1	Stage Stores, Inc.	28
84	Staples, Inc.	2,147
19	TJX Cos., Inc.	474
2	Too, Inc. (a)	76
- (h)	United Auto Group, Inc.	17
		9,160

Shares	Security Description	Value ($)
	Textiles, Apparel & Luxury Goods — 0.7%
1	Brown Shoe Co., Inc. (m)	47
25	Coach, Inc. (a) (m)	847
18	Compagnie Financiere Richemont AG, Class A (Switzerland) (m)	860
- (h)	Deckers Outdoor Corp. (a) (m)	8
1	DHB Industries, Inc. (a) (m)	3
1	Jones Apparel Group, Inc.	25
- (h)	K-Swiss, Inc., Class A	12
1	Kenneth Cole Productions, Inc., Class A (m)	25
1	Movado Group, Inc.	25
26	Nike, Inc., Class B	2,194
- (h)	Oxford Industries, Inc.	10
1	Russell Corp.	7
2	Skechers U.S.A., Inc., Class A (a)	40
1	Unifirst Corp.	27
		4,130
	Thrifts & Mortgage Finance — 1.0%
1	Accredited Home Lenders Holding Co. (a) (m)	44
3	BankAtlantic Bancorp, Inc., Class A (m)	40
- (h)	Commercial Capital Bancorp, Inc. (m)	4
2	Corus Bankshares, Inc. (m)	125
44	Countrywide Financial Corp. (m)	1,618
1	Dime Community Bancshares (m)	7
3	Fannie Mae (m)	154
- (h)	Federal Agricultural Mortgage Corp., Class C (m)	3
2	First Niagara Financial Group, Inc. (m)	35
- (h)	First Place Financial Corp. (m)	7
- (h)	FirstFed Financial Corp. (a) (m)	24
1	Flagstar Bancorp, Inc. (m)	8
44	Freddie Mac (m)	2,669
1	Fremont General Corp. (m)	30
1	Gibraltar Industries, Inc.	22
- (h)	Horizon Financial Corp.	5
- (h)	ITLA Capital Corp.	14
2	Partners Trust Financial Group, Inc.	25
2	Provident New York Bancorp	22
3	R&G Financial Corp., Class B	39
1	Sterling Financial Corp.	33
6	W Holding Co., Inc.	48
18	Washington Mutual, Inc.	784
1	WSFS Financial Corp.	38
		5,798
	Tobacco — 1.4%
4	Alliance One International, Inc. (m)	19
105	Altria Group, Inc. (m)	7,405
- (h)	Japan Tobacco, Inc. (Japan) (m)	721
1	Universal Corp.	44
		8,189
	Trading Companies & Distributors — 0.7%
5	Applied Industrial Technologies, Inc. (m)	242
134	Hagemeyer N.V. (Netherlands) (a) (m)	674
118	Itochu Corp. (Japan) (m)	1,015
57	Mitsui & Co., Ltd. (Japan) (m)	823
1	Nuco2, Inc. (a)	16
- (h)	Vector Group Ltd.	4
51	Wolseley plc (United Kingdom) (m)	1,241
		4,015
	Transportation — 0.1%
32	Bergesen Worldwide Gas ASA (Norway) (a) (m)	423
	Wireless Telecommunication Services — 0.8%
1	Centennial Communications Corp. (a) (m)	10
164	China Mobile Hong Kong Ltd. (Hong Kong) (m)	860
8	Dobson Communications Corp. (a) (m)	62
1	InPhonic, Inc. (a)	3
78	LG Telecom Ltd. (South Korea) (a) (m)	654
89	Sprint Nextel Corp.	2,307
594	Vodafone Group plc (United Kingdom) (m)	1,238
		5,134
	Total Common Stocks (Cost $331,187)	442,878
	Preferred Stocks — 0.0% (g)
	Insurance — 0.0% (g)
110	Axis Capital Holdings Ltd. (Bermuda), Series B, VAR, 7.50% (a) (m) (Cost $110)	112
	Asset Backed Securities — 4.0% American Express Credit Account Master Trust,
600	Series 2002-1, Class A, FRN, 4.86%, 09/15/09 (m)	601
450	Series 2004-3, Class A, 4.35%, 12/15/11	439
679	Series 2004-C, Class C, FRN, 5.25%, 02/15/12 (e) (i) (m)	681
	AmeriCredit Automobile Receivables Trust,
11	Series 2003-CF, Class A3, 2.75%, 10/06/07 (m)	11
413	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	406
1,075	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,043
165	Series 2004-DF, Class A3, 2.98%, 07/06/09 (m)	163
1,000	Asset Backed Funding Certificates, Series 2005-WF1, Class A2B, FRN, 5.00%, 01/25/33 (m)	1,001
	Capital One Auto Finance Trust,
756	Series 2002-C, Class A4, 3.44%, 06/15/09	750

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Asset Backed Securities — Continued American Express Credit Account Master Trust,
210	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	206
	Capital One Master Trust,
360	Series 2001-5, Class A, 5.30%, 06/15/09	360
935	Series 2001-8A, Class A, 4.60%, 08/17/09 (m)	932
	Capital One Multi-Asset Execution Trust,
1,500	Series 2003-A, FRN, 6.00%, 12/15/10 (e) (i)	1,531
1,145	Series 2003-A4, Class A4, 3.65%, 07/15/11 (m)	1,105
200	Series 2005-A2, Class A2, 4.05%, 02/15/11	196
	Carmax Auto Owner Trust,
505	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	496
300	Series 2004-2, Class A3, 3.00%, 09/15/08	297
300	Series 2005-1, Class A3, 4.13%, 05/15/09	296
	Citibank Credit Card Issuance Trust,
513	Series 2001-A6, Class A6, 5.65%, 06/16/08	514
500	Series 2003-A5, Class A5, 2.50%, 04/07/08	500
200	Citibank Credit Card Master Trust I, Series 1999-5, Class A, 6.10%, 05/15/08	200
	CNH Equipment Trust,
200	Series 2003-B, Class A4B, 3.38%, 02/15/11	195
310	Series 2005-B, Class A3, 4.27%, 10/15/09 (m)	305
325	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	322
434	Countrywide Home Equity Loan Trust, Series 2004-I, Class A, FRN, 5.04%, 05/15/29 (m)	435
89	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	88
175	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, FRN, 5.30%, 03/25/35 (m)	176
250	Ford Credit Auto Owner Trust, Series 2004-A, Class A4, 3.54%, 11/15/08	244
315	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (i) (m)	311
550	Gracechurch Card Funding plc (United Kingdom), Series 7A, FRN, 4.77%, 11/16/09	550
184	GSAMP Trust, Series 2004-OPT, Class A1, FRN, 5.16%, 11/25/34 (m)	185
94	Honda Auto Receivables Owner Trust, Series 2003-2, Class A4, 2.16%, 10/21/08	93
300	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	293
	MASTR Asset Backed Securities Trust,
500	Series 2005-OPT1, Class A4, FRN, 5.00%, 03/25/35	500
250	Series 2005-OPT1, Class M1, FRN, 5.22%, 03/25/35 FRN	251
298	MASTR Asset Securitization Trust, Series 2005-NC1, Class A4, FRN, 5.05%, 12/25/34	299
885	MBNA Credit Card Master Note Trust, Series 2001-A1, Class A1, 5.75%, 10/15/08	886
200	MBNA Master Credit Card Trust USA, Series 2000-L, Class A, 6.50%, 04/15/10	204
	New Century Home Equity Loan Trust,
225	Series 2005-1, Class A2B, FRN, 5.04%, 03/25/35	225
250	Series 2005-1, Class M1, FRN, 5.27%, 03/25/35	251
265	Series 2005-2, Class A2B, FRN, 5.00%, 06/25/35	265
115	Nissan Auto Receivables Owner Trust, Series 2003-B, Class A4, 2.05%, 03/16/09	112
	Onyx Acceptance Grantor Trust,
320	Series 2003-D, Series A4, 3.20%, 03/15/10	316
248	Series 2004-B, Class A3, 3.09%, 09/15/08	246
	Option One Mortgage Loan Trust,
83	Series 2003-1, Class A2, FRN, 5.24%, 02/25/33	83
64	Series 2003-5 Class A2, FRN, 5.14%, 08/25/33	64
83	Series 2005-2, Class A2, FRN, 4.90%, 05/25/35	83
	Residential Asset Securities Corp.,
68	Series 2002-KS4, Class AIIB, FRN, 5.07%, 07/25/32	68
157	Series 2003-KS5, Class AIIB, FRN, 5.11%, 07/25/33	157
146	Series 2003-KS9, Class A2B, FRN, 5.14%, 11/25/33	146
	Triad Auto Receivables Owner Trust,
525	Series 2003-B, Class A4, 3.20%, 12/13/10	514
1,365	Series 2004-A, Class A4, 2.50%, 09/13/10	1,324
615	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	601
	Wachovia Asset Securitization, Inc.,
204	Series 2002-HE2, Class A, FRN, 5.09%, 12/25/32	205
326	Series 2003-HE2, Class AII1, FRN, 5.08%, 07/25/33	327
500	Wachovia Mortgage Loan Trust LLC, Series WMC1, Class A2, FRN, 5.00%, 10/25/35	500
	WFS Financial Owner Trust,
464	Series 2003-2, Class A4, 2.41%, 12/20/10	458
619	Series 2003-4, Class A4, 3.15%, 05/20/11	608
226	Series 2004-2, Class A3, 2.85%, 09/22/08	225
300	World Omni Auto Receivables Trust, Series 2003-B, Class A4, 2.87%, 11/15/10	293
	Total Asset Backed Securities (Cost $24,407)	24,136

Shares	Security Description	Value ($)
	Collateralized Mortgage Obligations — 7.2%
	Agency CMO — 3.9% Federal Home Loan Mortgage Corp.,
57	Series 50, Class I, 8.00%, 06/15/20	57
26	Series 1087, Class I, 8.50%, 06/15/21	26
24	Series 1136, Class H, 6.00%, 09/15/21	24
118	Series 1254, Class N, 8.00%, 04/15/22	118
500	Series 1617, Class PM, 6.50%, 11/15/23	513
290	Series 1708, Class E, 6.00%, 03/15/09	291
404	Series 1710, Class GH, 8.00%, 04/15/24	426
411	Series 1843, Class Z, 7.00%, 04/15/26	423
1,592	Series 2097, Class PD, 8.00%, 11/15/28	1,761
83	Series 2097, Class PX, 6.00%, 10/15/27	83
584	Series 2115, Class PE, 6.00%, 01/15/14	590
134	Series 2136, Class PE, 6.00%, 01/15/28	134
3	Series 2316, Class PB, 6.50%, 09/15/30	3
269	Series 2368, Class OE, 5.50%, 03/15/15	269
641	Series 2388, Class VD, 6.00%, 08/15/19	645
350	Series 2391, Class QR, 5.50%, 12/15/16	350
825	Series 2394, Class MC, 6.00%, 12/15/16	835
974	Series 2405, Class JF, 6.00%, 01/15/17	986
528	Series 2425, Class OB, 6.00%, 03/15/17	534
500	Series 2455, Class GK, 6.50%, 05/15/32	511
11	Series 2456, Class CH, 6.50%, 01/15/31	11
300	Series 2457, Class PE, 6.50%, 06/15/32	303
818	Series 2473, Class JZ, 6.50%, 07/15/32	834
80	Series 2501, Class AG, 5.00%, 01/15/16	79
500	Series 2557, Class WJ, 5.00%, 07/15/14	497
300	Series 2614, Class TD, 3.50%, 05/15/16	284
453	Series 2636, Class Z, 4.50%, 06/15/18	417
139	Series 2643, Class KG, 4.00%, 05/15/18	138
564	Series 2651, Class VZ, 4.50%, 07/15/18	519
575	Series 2695, Class DE, 4.00%, 01/15/17	535
500	Series 2701, Class OD, 5.00%, 09/15/18	492
400	Series 2715, Class NG, 4.50%, 12/15/18	375
1,035	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	63
282	Series 2756, Class NA, 5.00%, 02/15/24	272
475	Series 2760, Class GI, IO, 4.50%, 02/15/11 (m)	13
400	Series 2764, Class UC, 5.00%, 05/15/27	393
1,528	Series 2779, Class SM, IF, IO, 2.40%, 10/15/18 (m)	95
855	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	59
300	Series 2809, Class UB, 4.00%, 09/15/17	279
4,414	Series 2813, Class SB, IF, IO, 2.30%, 02/15/34 (m)	260
797	Series 2857, Class NI, IO, 5.00%, 04/15/17 (m)	27
4,557	Series 2861, Class GS, IF, IO, 2.45%, 01/15/21 (m)	177
194	Series 2958, Class KB, 5.50%, 04/15/35	192
520	Series 2931, Class DC, 4.00%, 06/15/18	481
1,020	Federal Home Loan Mortgage Corp., Series 232, IO, 5.00%, 08/01/35 (m)	262
394	Federal Home Loan Mortgage Corp. Structured Pass Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	399
426	Federal Home Loan Mortgage Corp.-Government National Mortgage Association, Series 31, Class Z, 8.00%, 04/25/24	453
	Federal National Mortgage Association,
35	Series 1990-7, Class B, 8.50%, 01/25/20	37
19	Series 1990-35, Class E, 9.50%, 04/25/20	20
39	Series 1990-76, Class G, 7.00%, 07/25/20	39
111	Series 1990-106, Class J, 8.50%, 09/25/20	118
22	Series 1991-73, Class A, 8.00%, 07/25/21	23
130	Series 1992-195, Class C, 7.50%, 10/25/22	133
126	Series 1993-135, Class PG, 6.25%, 07/25/08	126
124	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	127
27	Series 1994-1, Class K, 6.50%, 06/25/13	26
1,200	Series 1997-42, Class PG, 7.00%, 07/18/12	1,230
203	Series 1998-66, Class B, 6.50%, 12/25/28	206
328	Series 2002-7, Class QM, 6.00%, 02/25/20	328
500	Series 2002-18, Class PC, 5.50%, 04/25/17	499
300	Series 2002-19, Class PE, 6.00%, 04/25/17	303
500	Series 2002-24, Class AJ, 6.00%, 04/25/17	505
500	Series 2003-39, Class PG, 5.50%, 05/25/23	492
650	Series 2003-47, Class PE, 5.75%, 06/25/33	624
300	Series 2003-55, Class CD, 5.00%, 06/25/23	284
550	Series 2003-83, Class PG, 5.00%, 06/25/23	527
300	Series 2003-86, Class PX, 4.50%, 02/25/17	288
1,548	Series 2004-61, Class TS, IF, IO, 2.28%, 10/25/31 (m)	67
1,212	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	142
177	Series G92-35, Class E, 7.50%, 07/25/22	184
2,709	Federal National Mortgage Association Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	682
	Government National Mortgage Association,
584	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	29
959	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	76
336	Series 2004-46, Class IH, IO, 5.50%, 04/20/25	13
		23,616

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Non-Agency CMO — 3.3% Adjustable Rate Mortgage Trust,
461	Series 2005-5, Class 6A21, FRN, 5.05%, 09/25/35 (m)	461
198	Series 2005-6A, Class 2A1, FRN, 5.13%, 11/25/35 (m)	199
154	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	149
	Countrywide Alternative Loan Trust,
321	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	311
1,353	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,343
	Countrywide Home Loan Mortgage Pass Through Trust,
2,158	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	2,146
1,392	Series 2004-28R, Class A1, 5.50%, 08/25/33 (m)	1,374
642	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	642
973	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005- AR6, Class 2A1A, FRN, 5.07%, 10/19/45 (m)	977
128	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	127
390	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, FRN, 5.13%, 10/25/45	391
1,058	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, FRN, 5.17%, 01/25/35 (e) (i) (m)	1,062
	Harborview Mortgage Loan Trust,
1,348	Series 2005-3, Class 2A1A, FRN, 5.02%, 06/19/35	1,347
974	Series 2005-8, Class 1A2A, FRN, 5.11%, 09/19/35	978
	Indymac Index Mortgage Loan Trust,
641	Series 2004-AR7, Class A1, FRN, 5.26%, 09/25/34	646
934	Series 2005-AR14, Class 2A1A, FRN, 5.12%, 08/25/35	938
135	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	133
372	Medallion TrustSeries, 2005-2G, Class A, FRN, 4.81%, 08/22/36	373
530	Permanent Financing plc (United Kingdom), Series 2, Class 4A, FRN, 5.10%, 12/10/09	532
175	Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.00%, 06/25/34 (e)	169
	RESI Finance LP (Cayman Islands),
572	Series 2003-B, Class B3, FRN, 6.25%, 07/10/35 (e) (i)	584
771	Series 2003-C, Class B3, FRN, 6.10%, 09/10/35 (e) (i)	787
193	Series 2003-C, Class B4, FRN, 6.30%, 09/10/35 (e) (i)	195
350	Series 2005-A, B3, FRN, 5.28%, 03/10/37 (e) (i)	350
118	Series 2005-A, Class B4, FRN, 5.38%, 03/10/37 (e) (i)	119
249	Series 2005-D, Class B4, FRN, 5.45%, 12/15/37 (e) (i)	249
505	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i) (m)	505
599	Structured Asset Mortgage Investments, Inc., Series 2005-AK2, Class 2A1, FRN, 5.05%, 05/25/45	599
	Washington Mutual Mortgage Securities Corp.,
318	Series 2005-AR2, Class 2A21, FRN, 5.15%, 01/25/45	320
863	Series 2005-AR9, Class A1A, FRN, 5.14%, 07/25/45	866
485	Series 2005-AR15, Class A1A1, FRN, 5.08%, 11/25/45	486
	Wells Fargo Mortgage Backed Securities Trust,
243	Series 2004-7, Class 2A2, 5.00%, 07/25/19	236
238	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	231
350	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	333
		20,158
	Total Collateralized Mortgage Obligations (Cost $44,465)	43,774
	Commercial Mortgage Backed Securities — 0.1%
400	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	392
299	CR, Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i) (m)	304
	Total Commercial Mortgage Backed Securities (Cost $726)	696
	Corporate Bonds — 7.3%
	Aerospace & Defense — 0.0% (g)
50	L-3 Communications Corp., 5.88%, 01/15/15	48
	Airlines — 0.0% (g)
130	Continental Airlines, Inc., Series 1999-2, Class A2, 7.06%, 03/15/11	134
	Auto Components — 0.0% (g)
30	TRW Automotive, Inc., 9.38%, 02/15/13	32

Shares	Security Description	Value ($)
	Automobiles — 0.3% DaimlerChrysler NA Holding Corp.,
560	5.88%, 03/15/11 (m)	557
500	7.20%, 09/01/09	522
400	FRN, 5.21%, 10/31/08 (m)	402
	Ford Motor Credit Co.,
55	7.25%, 10/25/11 (m)	50
300	7.38%, 02/01/11	276
	General Motors Corp.,
125	FRN, 6.17%, 01/15/10 (m)	23
25	7.20%, 01/15/11	97
		1,927
	Capital Markets — 0.6%
50	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	50
	Bear Stearns Cos., Inc. (The),
200	4.50%, 10/28/10	192
150	5.70%, 11/15/14	149
240	FRN, 4.81%, 04/29/08 (m)	240
	Goldman Sachs Group LP,
375	4.75%, 07/15/13	354
190	5.35%, 01/15/16	184
175	6.35%, 02/15/34	174
100	7.20%, 03/01/07 (e)	102
450	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	473
	Merrill Lynch & Co., Inc.,
350	Series C, 4.13%, 01/15/09	340
250	FRN, 4.73%, 10/27/08	250
	Morgan Stanley,
145	3.63%, 04/01/08	141
250	FRN, 4.85%, 11/09/07	250
500	6.75%, 04/15/11	526
		3,425
	Chemicals — 0.1%
250	Dow Capital BV, 8.50%, 06/08/10	275
55	Huntsman LLC, 11.50%, 07/15/12	63
35	PolyOne Corp., 10.63%, 05/15/10	38
		376
	Commercial Banks — 1.4%
200	Bank of America Corp., 7.80%, 02/15/10	216
150	Branch Banking & Trust Co., 4.88%, 01/15/13	145
300	Caterpillar Financial Services Corp., 4.50%, 09/01/08	295
295	Commonwealth Bank of Australia (Australia), 6.02%, 03/31/49 (e) (i) (m)	287
105	DBS Bank Ltd. (Singapore), VAR, 5.00%, 11/15/19 (e) (i) (m)	99
10	Deutsche Bank Capital Funding Trust VII, VAR, 5.63%, 01/19/49 (e) (i) (m)	10
440	FleetBoston Financial Corp., 7.38%, 12/01/09	469
175	Glitnir Banki HF, FRN, 4.76%, 10/15/08 (e) (i)	175
130	HBOS plc (United Kingdom), VAR, 6.41%, 09/29/49 (e) (i)	124
290	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (i)	275
300	Keycorp, Series G, 4.70%, 05/21/09	296
340	Marshall & Ilsley Corp., 4.38%, 08/01/09	330
355	Mizuho JGB Investment LLC, VAR, 9.87%, 12/31/49 (e) (i) (m)	385
495	Mizuho Preferred Capital Co. LLC, VAR, 8.79%, 12/31/49 (e) (i)	526
250	National City Corp., 4.90%, 01/15/15	236
100	Popular North America, Inc., 4.25%, 04/01/08	98
50	RBS Capital Trust I, VAR, 4.71%, 12/31/49	46
100	Royal Bank of Canada (Canada), 3.88%, 05/04/09	96
260	Shinhan Bank (South Korea), VAR, 5.66%, 03/02/35	247
210	Shinsei Finance II (Cayman Islands), VAR, 7.16%, 12/31/49 (e) (i)	209
260	Standard Chartered First Bank Korea Ltd. (South Korea), VAR, 7.27%, 03/03/34 (e) (i)	279
300	Suntrust Bank, 5.00%, 09/01/15	287
400	Textron Financial Corp., 4.60%, 05/03/10	386
1,000	UBS AG (Jersey), Series E, FRN, 5.02%, 07/20/06	999
50	UnionBanCal Corp., 5.25%, 12/16/13	49
200	United Overseas Bank Ltd. (Singapore), VAR, 5.38%, 09/03/19 (e) (i)	193
290	VTB Capital S.A. for Vneshtorgbank, FRN, 5.68%, 09/21/07 (e) (i)	290
340	Wachovia Capital Trust III, VAR, 5.80%, 12/31/49	334
350	Wachovia Corp., 3.63%, 02/17/09	334
300	Wells Fargo & Co., 6.38%, 08/01/11	313
245	Woori Bank (South Korea), VAR, 5.75%, 03/13/14 (e) (i)	245
		8,273
	Commercial Services & Supplies — 0.0% (g)
40	Allied Waste North America, 6.13%, 02/15/14 (m)	38
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Commercial Services & Supplies — Continued (g)
20	Iron Mountain, Inc., 6.63%, 01/01/16	19
120	PHH Corp., 7.13%, 03/01/13	122
75	Service Corp. International, 6.75%, 04/01/16	74
		273
	Communications Equipment — 0.1%
360	Cisco Systems, Inc., 5.25%, 02/22/11 (m)	357
	Computers & Peripherals — 0.0% (g)
170	International Business Machines Corp., 4.38%, 06/01/09	166
	Construction Materials — 0.0% (g)
120	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	115
	Consumer Finance — 0.5%
250	American Express Credit Corp., 3.00%, 05/16/08	239
	American General Finance Corp.,
300	FRN, 5.09%, 06/27/08 (m)	300
240	Series H, 4.00%, 03/15/11	224
315	Series H, 4.50%, 11/15/07 (m)	312
130	Series I, 4.63%, 05/15/09	127
70	General Motors Acceptance Corp., 6.88%, 08/28/12	65
	HSBC Finance Corp.,
600	8.00%, 07/15/10	655
500	FRN, 4.86%, 05/09/08	501
100	International Lease Finance Corp., 5.00%, 04/15/10	98
300	John Deere Capital Corp., 3.63%, 05/25/07	294
320	SLM Corp., FRN, 4.70%, 01/25/08	320
		3,135
	Containers & Packaging — 0.0% (g)
35	Crown Americas LLC, 7.75%, 11/15/15 (e) (i) (m)	36
30	Graphic Packaging International Corp., 8.50%, 08/15/11	30
60	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13	63
		129
	Diversified Financial Services — 1.1%
405	CIT Group Holdings, Inc., FRN, 4.81%, 01/30/09 (m)	405
	Citigroup, Inc.,
644	5.00%, 09/15/14	616
55	6.63%, 06/15/32 (m)	59
25	Consolidated Communications Illinois/Texas Holdings, Inc., 9.75%, 04/01/12 (m)	26
	Credit Suisse First Boston USA, Inc.,
500	6.50%, 01/15/12	522
315	FRN, 4.93%, 06/02/08 (m)	315
225	Ford Motor Credit Co., FRN, 5.88%, 03/21/07 (m)	222
	General Electric Capital Corp.,
100	Series A, 3.13%, 04/01/09	94
550	Series A, 5.88%, 02/15/12	562
100	HSBC Finance Capital Trust IX, VAR, 5.91%, 11/30/35	98
265	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (i)	257
100	ILFC E-Capital Trust II, VAR, 6.25%, 12/21/65 (e) (i)	96
195	International Lease Finance Corp., 4.88%, 09/01/10	190
495	Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16 (e)	482
15	Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	16
265	Mantis Reef Ltd. (Australia), Series B, 4.80%, 11/03/09 (e) (i)	256
76	Mizuho Capital Investment 1 Ltd., VAR, 6.69%, 12/31/49 (e) (i)	75
260	MUFG Capital Finance 1 Ltd. (Cayman Islands), VAR, 6.35%, 07/29/49	256
250	National Rural Utilities Cooperative Finance Corp., 6.00%, 05/15/06	250
	Residential Capital Corp.,
400	6.13%, 11/21/08	401
530	6.38%, 06/30/10	534
325	FRN, 6.07%, 11/21/08	329
68	Targeted Return Index, Series 2005-1, VAR, 7.65%, 06/15/15 (e) (i)	69
90	UGS Corp., 10.00%, 06/01/12	99
20	Visant Corp., 7.63%, 10/01/12	20
335	ZFS Finance USA Trust, VAR, 6.45%, 12/15/65 (e) (i)	322
		6,571
	Diversified Telecommunication Services — 0.5% AT&T, Inc.,
250	5.88%, 02/01/12	251
265	FRN, 4.95%, 11/14/08	266
250	BellSouth Corp., 6.00%, 10/15/11	255
180	British Telecommunications plc (United Kingdom), 8.38%, 12/15/10	201
140	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10	152

Shares	Security Description	Value ($)
	Diversified Telecommunication Services — Continued AT&T, Inc.,
60	France Telecom S.A. (France), 7.75%, 03/01/11	66
600	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	643
40	Qwest Communications International, Inc., FRN, 8.25%, 02/15/09	41
15	Qwest Corp., 8.88%, 03/15/12 (e)	17
	Sprint Capital Corp.,
350	6.00%, 01/15/07	352
280	6.90%, 05/01/19	299
175	7.63%, 01/30/11	189
40	8.75%, 03/15/32	50
	Verizon Communications, Inc.,
280	5.35%, 02/15/11	276
155	5.85%, 09/15/35	139
		3,197
	Electric Utilities — 0.4%
226	American Electric Power Co., Inc., 6.13%, 05/15/06	226
100	Carolina Power & Light Co., 5.13%, 09/15/13	97
55	Consolidated Edison Co. of New York, 4.70%, 06/15/09	54
200	Constellation Energy Group, Inc., 6.35%, 04/01/07	202
	Dominion Resources, Inc.,
110	6.30%, 03/15/33 (m)	106
350	Series B, 6.25%, 06/30/12	356
400	DTE Energy Co., Series A, 6.65%, 04/15/09	410
300	Exelon Corp., 6.75%, 05/01/11	313
185	Midamerican Energy Holdings Co., 6.13%, 04/01/36 (e) (i)	181
285	Pacificorp, 4.30%, 09/15/08	279
325	Public Service Enterprise Group, Inc., FRN, 5.31%, 09/21/08	325
		2,549
	Electronic Equipment & Instruments — 0.0% (g)
30	Celestica, Inc. (Canada), 7.88%, 07/01/11 (m)	31
	Food & Staples Retailing — 0.1%
175	Albertson’s, Inc., 6.95%, 08/01/09	177
250	Kroger Co. (The), 8.05%, 02/01/10	269
200	Wal-Mart Stores, Inc., 4.13%, 02/15/11	189
		635
	Gas Utilities — 0.1%
270	Nisource Finance Corp., 5.45%, 09/15/20	250
70	Sempra Energy, 4.75%, 05/15/09	68
		318
	Health Care Equipment & Supplies — 0.0% (g)
50	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08 (m)	51
	Health Care Providers & Services — 0.0% (g)
40	HCA, Inc., 6.38%, 01/15/15	39
	Hotels, Restaurants & Leisure — 0.0% (g)
45	ITT Corp., 7.38%, 11/15/15	49
65	MGM Mirage, Inc., 5.88%, 02/27/14	61
40	Vail Resorts, Inc., 6.75%, 02/15/14	39
		149
	Household Durables — 0.0% (g)
30	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	29
50	Sealy Mattress Co., 8.25%, 06/15/14	52
		81
	Household Products — 0.0% (g)
55	ACCO Brands Corp., 7.63%, 08/15/15 (m)	52
35	Spectrum Brands, Inc., 7.38%, 02/01/15	31
		83
	Industrial Conglomerates — 0.0% (g)
175	Hutchison Whampoa International Ltd. (Cayman Islands), 7.45%, 11/24/33 (e) (i)	191
	Insurance — 0.3%
100	Ace INA Holdings, Inc., 5.88%, 06/15/14	100
350	Allstate Corp. (The), 6.13%, 02/15/12	361
150	American International Group, Inc., 2.88%, 05/15/08	143
180	Axis Capital Holdings Ltd. (Bermuda), 5.75%, 12/01/14 (m)	175
175	Endurance Specialty Holdings Ltd. (Bermuda), 7.00%, 07/15/34 (m)	176
280	ING Groep N.V., VAR, 5.78%, 12/31/49	273
150	Principal Life Income Funding Trusts, 3.20%, 04/01/09	142
	Protective Life Secured Trust,
60	4.00%, 10/07/09	58
150	4.00%, 04/01/11	140
300	Stingray Pass-Through Trust, 5.90%, 01/12/15 (e) (i)	287
		1,855
	IT Services — 0.0% (g)
50	Sungard Data Systems, Inc., 9.13%, 08/15/13 (e) (i)	53
	Media — 0.4%
35	Cablevision Systems Corp., 8.00%, 04/15/12 (m)	34

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Media — Continued
35	Charter Communications Operating LLC 8.00%, 04/30/12 (e) (i) (m)	35
	Comcast Cable Communications, Inc.,
225	6.88%, 06/15/09	233
300	8.38%, 05/01/07	309
100	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	113
100	Cox Communications, Inc., 7.75%, 11/01/10	107
45	DirecTV Holdings LLC, 6.38%, 06/15/15 (m)	45
80	Echostar DBS Corp., 6.38%, 10/01/11 (m)	78
	News America, Inc.,
120	6.20%, 12/15/34	112
250	6.75%, 01/09/38	255
115	News America Holdings, Inc., 7.75%, 12/01/45	124
190	TCI Communications, Inc., 7.88%, 02/15/26	208
550	Time Warner, Inc., 9.13%, 01/15/13	637
100	Thomson Corp. (The), 4.25%, 08/15/09	96
		2,386
	Metals & Mining — 0.1%
165	Newmont Mining Corp., 5.88%, 04/01/35	154
150	Teck Cominco Ltd. (Canada), 6.13%, 10/01/35	141
		295
	Multi-Utilities — 0.2%
135	Appalachian Power Co., 5.80%, 10/01/35 (m)	125
	Dominion Resources, Inc.,
300	FRN, 5.27%, 09/28/07 (m)	300
200	Series A, 8.13%, 06/15/10 (m)	217
500	Duke Energy Corp., 6.25%, 01/15/12	515
235	PSEG Power LLC, 7.75%, 04/15/11	256
		1,413
	Office Electronics — 0.0% (g)
150	Pitney Bowes, Inc., 3.88%, 06/15/13	135
	Oil, Gas & Consumable Fuels — 0.3%
35	Chesapeake Energy Corp., 6.50%, 08/15/17 (m)	35
300	Conoco Funding Co. (Canada), 6.35%, 10/15/11	313
215	Enterprise Products Operating LP, 6.65%, 10/15/34 (m)	214
305	Gazprom International S.A. (Luxembourg), 7.20%, 02/01/20	319
107	Gazstrea, S.A. for OAO Gazprom (Luxembourg), 5.63%, 07/22/13 (e) (i)	105
300	Occidental Petroleum Corp., 9.25%, 08/01/19	393
		1,379
	Paper & Forest Products — 0.0% (g)
40	Georgia Pacific Corp., 7.70%, 06/15/15	40
	Pharmaceuticals — 0.1% (g)
110	Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	104
	Real Estate — 0.1% iStar Financial, Inc., REIT
205	5.15%, 03/01/12	196
200	5.80%, 03/15/11	199
		395
	Road & Rail — 0.2%
175	BNSF Funding Trust I, VAR, 6.61%, 12/15/55 (m)	172
200	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	204
300	CSX Corp., 7.45%, 05/01/07	306
350	Norfolk Southern Corp., 7.05%, 05/01/37	394
250	Union Pacific Corp., 6.65%, 01/15/11	261
		1,337
	Semiconductors & Semiconductor Equipment — 0.0% (g)
20	Advanced Micro Devices, Inc., 7.75%, 11/01/12 (m)	21
	Software — 0.1%
180	Computer Associates International, Inc., 5.63%, 12/01/14 (e) (i) (m)	173
325	Oracle Corp. and Ozark Holding, Inc., FRN, 4.81%, 01/13/09 (e) (i)	325
		498
	Thrifts & Mortgage Finance — 0.2%
225	Countrywide Financial Corp., FRN, 5.29%, 03/24/09 (m)	225
300	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11	279
350	Sovereign Bancorp, Inc., FRN, 5.10%, 03/01/09 (e) (i)	350
200	Washington Mutual Preferred Funding of Delaware, VAR, 6.53%, 12/31/49 (e) (i)	194
	Washington Mutual, Inc.,
100	4.20%, 01/15/10	95
250	4.63%, 04/01/14	229
		1,372
	Wireless Telecommunication Services — 0.1%
230	Motorola, Inc., 7.50%, 05/15/25	264
	New Cingular Wireless Services, Inc.,
150	7.88%, 03/01/11	164
10	8.13%, 05/01/12 (m)	11
20	PanAmSat Corp., 9.00%, 08/15/14	21
50	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	50

Shares	Security Description	Value ($)
	Wireless Telecommunication Services — Continued
		510
	Total Corporate Bonds (Cost $43,338)	44,078
	Foreign Government Securities — 0.2% Mexico Government International Bond (Mexico),
200	4.63%, 10/08/08	196
90	6.38%, 01/16/13	92
255	8.00%, 09/24/22	298
150	Peru Government International Bond (Peru), 7.35%, 07/21/25	147
240	Russian Federation (Russia), 12.75%, 06/24/28 (e)	428
145	Ukraine Government International Bond (Ukraine), 7.65%, 06/11/13	152
	Total Foreign Government Securities (Cost $1,304)	1,313
	Mortgage Pass Through Securities — 3.7% Federal Home Loan Mortgage Corp. Gold Pools,
994	4.00%, 05/01/14 - 08/01/18	933
1,150	5.50%, 04/15/36 TBA (i)	1,123
6,342	5.50%, 05/15/36 TBA (i)	6,185
1,730	6.00%, 05/15/36 TBA (i)	1,733
448	6.00%, 04/01/14 - 02/01/35	452
420	6.50%, 03/01/13 - 02/01/26	430
326	7.00%, 01/01/12 - 02/01/26	336
52	7.50%, 05/01/26 - 08/01/27	55
135	8.00%, 03/01/08 - 05/01/25	140
27	8.50%, 07/01/26	29
11	Federal Home Loan Mortgage Corp. Conventional Pools, 9.00%, 08/01/09	11
	Federal National Mortgage Association Various Pools,
850	4.50%, 05/25/34 TBA (i)	783
1,877	5.50%, 05/25/21 TBA (i)	1,933
435	5.50%, 12/01/33	425
656	6.00%, 01/01/14 - 08/01/33	659
1,650	6.50%, 05/25/35 TBA (i)	1,681
271	6.50%, 05/01/11 - 02/01/26	279
620	6.79%, 11/01/07	624
229	7.00%, 09/01/07 - 05/01/26	236
151	7.50%, 08/01/09 - 11/01/26	156
160	8.00%, 11/01/22 - 06/01/24	170
102	8.50%, 11/01/18	108
47	9.00%, 08/01/24	51
	Government National Mortgage Association Pools,
2,080	5.50%, 05/15/36 TBA (i)	2,057
66	5.50%, 04/20/11	66
636	6.50%, 07/15/08 - 03/15/28	652
438	7.00%, 07/15/08 - 05/15/26	453
55	7.50%, 08/15/07 - 05/15/26	59
110	8.00%, 04/15/24 - 07/20/28	118
318	8.50%, 06/15/22 - 01/15/27	344
6	10.00%, 07/15/18	7
2	12.00%, 03/15/14	2
3	13.50%, 05/15/11	3
	Total Mortgage Pass Through Securities (Cost $22,276)	22,293
	U.S. Government Agency Securities — 1.6% Federal Home Loan Mortgage Corp.,
8,025	5.00%, 05/25/36 TBA (i)	7,634
1,350	5.38%, 11/15/11	1,363
823	5.50%, 11/01/34 STRIP (m)	205
500	7.13%, 01/15/30 (e) (m)	619
	Total U.S. Government Agency Securities (Cost $9,873)	9,821
	U.S. Treasury Obligations — 3.8% U.S. Treasury Bonds,
665	6.25%, 05/15/30 (m)	777
3,000	10.38%, 11/15/12	3,254
	U.S. Treasury Inflation Indexed Bonds,
16	1.63%, 01/15/15	15
242	3.88%, 01/15/09	253
	U.S. Treasury Notes,
4,085	2.38%, 08/15/06 (k) (m)	4,049
2,000	2.63%, 11/15/06	1,973
20	2.75%, 06/30/06 (k) (m)	20
125	2.75%, 07/31/06 (k) (m)	124
30	2.88%, 11/30/06 (k) (m)	30
205	3.88%, 07/31/07 (k) (m)	202
170	4.25%, 11/15/13 (k) (m)	163
303	4.25%, 11/15/14 (k) (m)	290
110	4.38%, 01/31/08 (m)	109
515	4.38%, 11/15/08 (m)	509
5	4.50%, 11/15/10 (m)	5
785	4.50%, 02/28/11 (m)	773
615	4.50%, 02/15/16 (m)	598
165	4.88%, 02/15/12 (m)	165
325	5.38%, 02/15/31 (m)	342
	U.S. Treasury STRIPS,
7,500	PO, 02/15/12	5,659
2,100	PO, 11/15/14	1,376
1,905	PO, 02/15/15	1,234

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	U.S. Treasury Obligations — Continued U.S. Treasury Bonds,
1,150	PO, 08/15/15	727
	Total U.S. Treasury Obligations (Cost $23,091)	22,647
	Options Purchased — 0.1%
	Call Options Purchased — 0.0% (g)
Notional Value 1 Year Mid Curve Euro Dollar,
- (h)	Expiring 04/13/06, @ $95.13, American Style	- (h)
- (h)	Expiring 06/16/06, @ $95.75, American Style	1
- (h)	Expiring 04/13/06, @ $95.25, American Style	1
- (h)	Expiring 04/13/06, @ $94.50, American Style	69
- (h)	Expiring 06/16/06, @ $94.88, American Style	16
- (h)	Expiring 06/16/06, @ $95.00, American Style	13
- (h)	Expiring 05/12/06, @ $95.00, American Style	- (h)
	U.S. 5 Year Treasury Note,
- (h)	Expiring 04/21/06, @ $105.00, American Style	1
- (h)	Expiring 04/21/06, @ $106.00, American Style	1
- (h)	Expiring 04/21/06, @ $107.00, American Style	14
- (h)	Expiring 05/26/06, @ $106.00, American Style	19
	Receiver Swaption on Interest Rate
2,880	Expiring 03/23/09. If exercised the Fund receives 5.32% and pays floating 3 month LIBOR expiring 03/25/19, European Style.	100
1,500	Expiring 12/14/15. If exercised the Fund receives 5.38% and pays floating 3 month LIBOR expiring 12/17/35, European Style.	84
24,200	Expiring 06/23/06. If exercised the Fund receives 4.08% and pays floating 3 month LIBOR expiring 06/27/07, European Style.	- (h)
	Put Options Purchased — 0.1%
3,600	FNMA 30 Year, Expiring 06/06/06 @ $97.95, American Style	32
3,700	FNMA 30 Year, Expiring 05/04/06 @ $98.16, European Style	29
	1 Year Euro Dollar
- (h)	Expiring 04/13/06, @ $95.13, American style	60
- (h)	Expiring 06/16/06, @ $95.00, American style	39
- (h)	Expiring 06/16/06, @ $94.88, American style	20
	Put Option on 5 Year U.S. Treasury Note
- (h)	Expiring 04/21/06, @ $104.00, American Style	6
	Payer Swaption on Interest Rate:
2,880	Payer Swapation on interest rate, Expiring on 03/23/09. If exercised the Fund pays 5.32% and receives 3 month LIBOR expiring 03/25/19, European Style	136
1,500	Payer Swapation on interest rate, Expiring on 12/14/15. If exercised the Fund pays 5.38% and receives 3 month LIBOR expiring 12/17/35, European Style	107
	Total Options Purchased (Cost $773)	748
	Short-Term Investments — 2.8%
	Commercial Paper — 1.0%
1,250	Allied Irish Banks plc, 4.84%, 05/24/06 (m)	1,241
750	ANZ Delaware, 4.83, 05/30/06 (m)	744
1,000	Corporate Asset Funding Co., Inc., 4.67%, 04/17/06 (e) (m)	998
1,250	Fairway Finance Corp., 4.73, 04/20/06 (m)	1,246
750	Nordea North America, Inc., 4.68%, 05/04/06 (m)	747
750	Sheffield Receivables Co., 4.75%, 04/21/06 (m) (Cost $5,725)	748
		5,724
	Investment Companies — 1.8%
1,375	JPMorgan Liquid Assets Money Market Fund (b)	1,375
9,769	JPMorgan Prime Money Market Fund (b) (m) (Cost $11,144)	9,769
		11,144
	U.S. Treasury Obligation — 0.0% (g)
140	U.S. Treasury Bills, 4.30%, 04/27/06 (n) (Cost $140)	140
	Total Short-Term Investments	17,008
	Cost ($18,009)
	Investments of Cash Collateral for Securities Loaned — 2.2%
	Certificate of Deposits — 0.3% Credit Suisse First Boston,
475	FRN, 4.90%, 10/17/06	475
200	Deutsche Bank New York, FRN, 4.97%, 01/22/08	200
900	Royal Bank of Canada, FRN, 4.80%, 11/13/06	900
200	Societe Generale, New York, FRN, 4.77%, 06/20/07	200
		1,775
	Commercial Paper — 0.1%
100	Morgan Stanley, FRN, 4.96%, 04/17/06	100
	Corporate Notes — 0.8%
750	Alliance and Leister plc, FRN, 4.33%, 01/30/07	750
200	American Express Credit Corp., FRN, 4.76%, 01/15/08	200
800	Bank of America, FRN, 4.31%, 11/07/06	800

Shares	Security Description	Value ($)
	Corporate Notes — Continued
150	Beta Finance, Inc., FRN, 4.94%, 03/15/07	150
200	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	200
450	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	450
490	Countrywide Financial Corp., FRN, 4.92%, 06/02/06	490
	Liberty Lighthouse U.S. Capital,
150	FRN, 4.84%, 10/24/06	150
600	FRN, 4.34%, 10/24/06	600
175	Links Finance LLC, FRN, 4.29%, 10/06/06	700
	FRN, 4.92%, 10/06/06	175
175	Sigma Finance, Inc., FRN, 4.87%, 10/24/07	175
		4,840
	Repurchase Agreements — 1.0%
1,982	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,983, collateralized by U.S. Government Agency Mortgages	1,982
2,000	Barclays Capital, 4.91%, dated 03/31/06, due 04/03/06, repurchase price $2,001, collateralized by U.S. Government Agency Mortgages	2,000
750	Morgan Stanley, 4.90%, dated 03/31/06, due 04/03/06, repurchase price $750, collateralized by U.S. Government Agency Mortgages	750
1,500	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
		6,232
	Total Investments of Cash Collateral for Securities Loaned (Cost $12,947)	12,947
	Total Investments — 106.2% (Cost $532,506)	$642,451
	Liabilities in Excess of Other Assets — (6.2)%	(37,488)
	Net Assets — 100.0%	$604,963

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. and JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
ADR	American Depositary Receipt
CDI	Certificate of Interbank Deposits
CMO	Collateralized Mortgage Obligation
CVA	Dutch Certification
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
GDR	Global Depositary Receipt
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust.
RNC	Risparmio Non-Convertible Savings Shares
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of March 31, 2006.
TBA	To be announced
ULC	Unlimited Liability Company.
VAR	Variable. The interest rate shown is the rate in effect at March 31, 2006.

JPMorgan Diversified Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,367
Aggregate gross unrealized depreciation	(9,422)
Net unrealized appreciation/depreciation	$109,945
Federal income tax cost of investments	$532,506

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 3/31/06 (USD)	Unrealized Appreciation (Depreciation) (USD)

	Long Futures Outstanding
4	Eurodollar	June, 2006	$948	$ - (h)
16	2 Year U.S. Treasury Notes	June, 2006	4,281	(8)
565	5 Year U.S. Treasury Notes	June, 2006	59,007	(319)
30	10 Year U.S. Treasury Notes	June, 2006	3,192	(11)
107	Dow Jones Euro Stock	June, 2006	4,922	11
7	Russell 2000 Index	June, 2006	2,701	39
1	S & P 500	June, 2006	326	5
25	S & P 500/ TSE 60 Index	June, 2006	2,935	57
9	Topic Index	June, 2006	1,321	82
16	U.S. Treasury Long Bond	June, 2020	1,747	(33)

	Short Futures Outstanding
(16)	Eurodollar	December, 2006	(3,790)	58
(25)	5 Year U.S. Treasury Notes	June, 2006	(2,611)	15
(112)	FTSE 100 Index	June, 2006	(11,617)	(13)
(187)	S & P 500	June, 2006	(60,929)	(457)

				($574)

Forward Foreign Currency Exchange Contracts
(Amounts in thousands)

CONTRACTS TO BUY	SETTLEMENT DATE		SETTLEMENT VALUE (USD)	VALUE AT 03/31/06 (USD)#	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

5,824	AUD	05/26/06	$4,294	$4,166	$(128)

918	AUD
540	EUR	05/26/06	656	656	-(h )

297	CHF
188	EUR	05/26/06	229	229	-(h )

460	EUR
64,758	JPY	05/26/06	554	559	5

2,180	EUR	05/26/06	2,615	2,650	35

168	EUR
288	AUD	05/26/06	205	205	-(h )

226	EUR
1,820	NOK	05/26/06	279	275	(4)

407	EUR
3,832	SEK	05/26/06	494	495	1

4,144	GBP	05/26/06	7,232	7,204	(28)

676	GBP
983	EUR	05/26/06	1,195	1,175	(20)

289,234	JPY	05/26/06	2,484	2,476	(8)

53,382	JPY
384	EUR	05/26/06	467	457	(10)

77,617	JPY
383	GBP	05/26/06	665	664	(1)

4,823	NOK	05/26/06	742	738	(4)

1,021	NOK
127	EUR	05/26/06	155	156	1

1,502	SEK
159	EUR	05/26/06	193	194	1

23,308	SEK	05/26/06	2,977	3,005	28

479	SGD	05/26/06	297	297	-(h )

			$25,733	$25,601	$(132)

CONTRACTS TO SELL	SETTLEMENT DATE		SETTLEMENT VALUE (USD)	VALUE AT 03/31/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

432	AUD	05/26/06	$320	$309	$11
5,590	CHF	05/26/06	4,307	4,312	(5)
6,374	EUR	05/26/06	7,654	7,748	(94)
1,414	GBP	05/26/06	2,466	2,458	8
7,423	HKD	05/26/06	958	958	-(h )
142,734	JPY	05/26/06	1,231	1,222	9
16,981	NOK	05/26/06	2,529	2,600	(71)
580	SGD	05/26/06	357	360	(3)

			$19,822	$19,967	$(145)

# For cross-currency exchange contracts, the settlement value is the market value at 03/31/06 of the currency being sold, and the value at 03/31/06 of the currency being purchased.

Options Written (Amounts in thousands)

Call Options Written on Interest Rate Swaps

DESCRIPTION	COUNTERPARTY	EXERCISE RATE *	EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

Call option on Interest Rate Swap	Citibank, N.A.	4.25%	06/23/06	4,800	($79)	- (h)
Call option on Interest Rate Swap	Merrill Lynch Capital Services	5.12%	12/15/08	3,350	(133)	(86)
Call option on Interest Rate Swap	Merrill Lynch Capital Services	5.42%	03/22/16	2,380	(107)	(95)

					($319)	($181)

* The Fund will receive a floating rate based on 3-month USD LIBOR.

Put Options Written on Interest Rate Swaps

DESCRIPTION	COUNTERPARTY	EXERCISE RATE **	EXPIRATION DATE	NOTIONAL VALUE (USD)	PREMIUM (USD)	VALUE (USD)

Put option on Interest Rate Swap	Merrill Lynch Capital Services	5.15%	12/15/08	3,350	($133)	($213)
Put option on Interest Rate Swap	Merrill Lynch Capital Services	5.42%	03/22/16	2,380	(107)	(120)

					($240)	($333)

** The Fund will pay a floating rate based on 3-month USD LIBOR.

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM (USD)	VALUE (USD)

Put option on 30 Year FNMA	$96.98	06/06/06	09/17/19	($23)	($31)
Put option on 30 Year FNMA	97.59	05/04/06	04/04/20	(15)	(34)

				($38)	($65)

Interest Rate Swaps
(Amounts in thousands)

	Rate Type

	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	THE FUND †	THE FUND †	DATE	AMOUNT (USD)	VALUE (USD)

Barclays	5.15%, semi-annually	3 month LIBOR	02/16/16	1,180	21
Credit Suisse First Boston	5.12%, semi-annually	3 month LIBOR	11/14/15	1,840	3
Deutsche Bank AG, New York	3 month LIBOR	5.09%, semi-annually	03/03/08	5,280	(16)
Deutsche Bank AG, New York	4.47%, semi-annually	3 month LIBOR	07/12/10	1,600	50
Deutsche Bank AG, New York	5.03%, semi-annually	3 month LIBOR	11/15/10	$1,490	($3)
Deutsche Bank AG, New York	5.07%, semi-annually	3 month LIBOR	03/02/16	2,560	62
Deutsche Bank AG, New York	5.17%, semi-annually	3 month LIBOR	03/06/17	68	1
Deutsche Bank AG, New York	3 month LIBOR	5.08%, semi-annually	03/03/36	650	(39)
Lehman Brothers Special Financing	3 month LIBOR	5.21%, semi-annually	03/17/08	7,775	(8)
Lehman Brothers Special Financing	3 month LIBOR	5.12%, semi-annually	03/20/08	5,265	(15)
Lehman Brothers Special Financing	3 month LIBOR	5.15%, semi-annually	03/24/08	5,270	(13)
Lehman Brothers Special Financing	3 month LIBOR	5.09%, semi-annually	05/15/08	4,320	(17)
Lehman Brothers Special Financing	3 month LIBOR	5.17%, semi-annually	05/15/08	3,590	(9)
Lehman Brothers Special Financing	5.22%, semi-annually	3 month LIBOR	03/16/11	3,290	10
Lehman Brothers Special Financing	5.15%, semi-annually	3 month LIBOR	03/21/11	4,540	30
Lehman Brothers Special Financing	3 month LIBOR	5.23%, semi-annually	03/21/16	1,280	(15)
Lehman Brothers Special Financing	5.22%, semi-annually	3 month LIBOR	03/24/16	2,575	33
Lehman Brothers Special Financing	5.09%, semi-annually	3 month LIBOR	05/16/16	2,785	66
Lehman Brothers Special Financing	5.25%, semi-annually	3 month LIBOR	05/16/16	2,345	28
Lehman Brothers Special Financing	3 month LIBOR	5.29%, semi-annually	03/24/36	665	(20)
Lehman Brothers Special Financing	3 month LIBOR	5.11%, semi-annually	05/15/36	885	(49)
Lehman Brothers Special Financing	3 month LIBOR	5.31%, semi-annually	05/15/36	770	(21)
Merrill Lynch Capital Services	5.27%, semi-annually	3 month LIBOR	03/08/16	130	1
Merrill Lynch Capital Services	5.29%, semi-annually	3 month LIBOR	03/10/16	37	- (h)
Merrill Lynch Capital Services	3 month LIBOR	5.15%, semi-annually	12/17/18	310	(7)
Merrill Lynch Capital Services	5.32%, semi-annually	3 month LIBOR	03/25/19	259	3
Merrill Lynch Capital Services	3 month LIBOR	5.42%, semi-annually	03/24/26	643	(7)
Merrill Lynch Capital Services	5.38% semi-annually	3 month LIBOR	12/17/35	500	8

					$77

Credit Default Swaps
(Amounts in thousands)

SWAP COUNTERPARTY	REFERENCED OBLIGATION	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE †	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Bank of America	Computer Sciences Corp., 7.38%, 06/15/11	Buy	39 BPS quarterly	03/20/11	$900	($38)
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Buy	57 BPS semi-annually	10/20/07	500	(3)
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	59 BPS semi-annually	05/20/10	2,000	(37)
Citibank, N.A.	Mexico Government International Bond, 8.30%, 08/15/31	Sell	50 BPS semi-annually	05/20/10	2,000	37
Citibank, N.A.	Pemex, 9.50%, 09/15/27	Buy	63 BPS semi-annually	06/20/10	2,000	(42)
Citibank, N.A.	Mexico Government International Bond, 8.30%, 08/15/31	Sell	53 BPS semi-annually	06/20/10	2,000	40
Citibank, N.A.	Republic Of Columbia, 10.38%, 01/28/33	Buy	104 BPS semi-annually	09/20/10	850	(29)
Citibank, N.A.	Republic Of Columbia, 10.38%, 01/28/33	Buy	118 BPS semi-annually	09/20/10	1,700	(76)
Citibank, N.A.	Republic Of Venezuela, 9.25%, 09/15/27	Sell	116 BPS semi-annually	09/20/10	850	35
Citibank, N.A.	Republic Of Venezuela, 9.25%, 09/15/27	Sell	129 BPS semi-annually	09/20/10	1,700	88
Citibank, N.A.	Argentina Government International Bond, 8.28%, 12/31/33	Sell	149 BPS semi-annually	10/20/10	500	12
Credit Suisse First Boston	Arrow Electronics, Inc., 6.88%, 06/01/18	Buy	16 BPS quarterly	03/20/11	250	- (h)
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	53 BPS semi-annually	04/20/06	1,400	(7)
Deutsche Bank AG, New York	Republic Of Venezuela, 9.25%, 09/15/27	Sell	26 BPS semi-annually	04/20/06	1,400	4
Deutsche Bank AG, New York	Brazilian Government International Bond, 12.25%, 03/06/30	Sell	118 BPS semi-annually	04/20/07	1,400	44
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Buy	62 BPS semi-annually	02/20/10	5,000	(132)
Deutsche Bank AG, New York	Aries Vermoegensverwaltungs, 9.60%, 10/25/14	Sell	63 BPS semi-annually	02/20/10	5,000	165
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 04/08/33	Buy	53 BPS semi-annually	06/20/10	2,000	(36)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	52 BPS semi-annually	06/20/10	2,000	44
Deutsche Bank AG, New York	Mexico Government International Bond, 7.50%, 040/8/33	Buy	48 BPS semi-annually	07/20/10	2,000	(27)
Deutsche Bank AG, New York	Russian Federation, 5.00%, 03/31/30	Sell	51 BPS semi-annually	07/20/10	2,000	40
Deutsche Bank AG, New York	Republic Of Peru, 8.75%, 11/21/33	Buy	120 BPS semi-annually	04/20/11	395	(4)
Deutsche Bank AG, New York	Avon Products, 7.15%, 11/15/09	Buy	9 BPS quarterly	06/20/13	490	(3)
Goldman Sachs Capital Management	Computer Sciences Corp., 7.38%, 06/15/11	Buy	37 BPS quarterly	12/20/10	250	(9)
Goldman Sachs Capital Management	Masco Corp., 6.75%, 03/15/06	Buy	12 BPS quarterly	12/20/10	350	(1)
Goldman Sachs Capital Management	Nucor Corp., 4.88%, 10/01/12	Buy	9 BPS quarterly	12/20/10	350	(2)
Goldman Sachs Capital Management	Residential Capital Corp., 6.38%, 06/30/10	Sell	30 BPS quarterly	12/20/10	250	2
Goldman Sachs Capital Management	Centurytel, Inc., 7.88%, 08/15/12	Buy	19 BPS quarterly	03/20/11	550	(4)
Goldman Sachs Capital Management	Jones Appareal Group, 5.13%, 11/15/14	Buy	25 BPS quarterly	03/20/11	550	10
Goldman Sachs Capital Management	Radioshack Corp., 7.38%, 05/15/11	Buy	27 BPS quarterly	03/20/11	650	4
Goldman Sachs Capital Management	V.F. Corp., 8.50%, 10/01/10	Buy	14 BPS quarterly	03/20/11	350	(1)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	27 BPS semi-annually	10/20/07	600	(3)
Lehman Brothers Special Financing	Russian Federation, 12.75%, 06/24/28	Buy	31 BPS semi-annually	10/20/07	600	(4)
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	52 BPS semi-annually	10/20/07	600	8
Lehman Brothers Special Financing	Gazprom, 8.63%, 04/28/34	Sell	56 BPS semi-annually	10/20/07	600	9
Lehman Brothers Special Financing	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	150 BPS semi-annually	09/20/10	1,100	(65)
Lehman Brothers Special Financing	Argentina Government International Bond, 8.28%, 12/31/33	Sell	171.5 BPS semi-annually	09/20/10	1,100	29
Lehman Brothers Special Financing	Tribune Co,. 5.50%, 10/06/08	Buy	24 BPS quarterly	03/20/11	700	(10)
Morgan Stanley Capital Services	Mexico Government International Bond, 7.50%, 04/08/33	Buy	56 BPS semi-annually	04/20/10	1,000	(25)
Morgan Stanley Capital Services	Russian Federation, 5.00%, 03/31/30	Sell	70 BPS semi-annually	04/20/10	1,000	39
Morgan Stanley Capital Services	Russian Federation, 12.75%, 06/24/28	Buy	32 BPS semi-annually	09/20/10	700	(3)
Morgan Stanley Capital Services	Government of Ukraine, 7.65%, 06/11/13	Sell	88 BPS semi-annually	09/20/10	700	2
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	145 BPS semi-annually	10/20/10	1,000	(73)
Morgan Stanley Capital Services	Brazilian Government International Bond, 12.25%, 03/06/30	Buy	168 BPS semi-annually	10/20/10	750	(33)
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	169 BPS semi-annually	10/20/10	1,000	40
Morgan Stanley Capital Services	Argentina Government International Bond, 8.28%, 12/31/33	Sell	200 BPS semi-annually	10/20/10	750	23
Morgan Stanley Capital Services	Alltel Corp., 7.00%, 07/01/12	Buy	9 BPS quarterly	12/20/10	600	1
Morgan Stanley Capital Services	Autozone, Inc., 5.88%, 10/15/12	Buy	17 BPS quarterly	03/20/11	350	(1)
Morgan Stanley Capital Services	Republic Of Peru, 8.75%, 11/21/33	Buy	114 BPS semi-annually	04/20/11	425	- (h)
Morgan Stanley Capital Services	Dow Jones CDX. EM. 5	Buy	18 BPS quarterly	06/20/11	425	- (h)
Morgan Stanley Capital Services	Office Depot, Inc., 6.25%, 08/15/13	Buy	17 BPS quarterly	03/20/13	300	(1)
Union Bank Of Switzerland AG, London	Russian Federation, 5.00%, 03/31/30	Buy	45 BPS semi-annually	08/20/10	1,250	(24)
Union Bank of Switzerland AG, London	Government of Ukraine, 7.65%, 06/11/13	Sell	92 BPS semi-annually	08/20/10	1,250	19

						$2

Forward Rate Swaps
(Amounts in thousands)

	Rate Type

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND †	PAYMENTS RECEIVED BY THE FUND †	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Merrill Lynch Capital Services	3 month LIBOR	5.09% quarterly	06/19/06	$17,900	($5)
Merrill Lynch Capital Services	3 month LIBOR	5.09% quarterly	06/19/06	37,000	(10)

					($15)

Price Lock Swaps
(Amounts in thousands)

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT (USD)	VALUE (USD)

Deutsche Bank AG, New York (b)	30 Year FNMA, 4.50%, 01/15/14	97.38	04/04/06	$2,735	($44)
Deutsche Bank AG, New York (b)	30 Year FNMA, 6.63%, 11/15/10	106.35	04/25/06	1,400	(7)
Deutsche Bank AG, New York (b)	30 Year Treasury Bond, 5.38%, 02/15/31	105.44	04/27/06	940	(2)
Deutsche Bank AG, New York (b)	10 Year Treasury Note, 4.50%, 02/15/16	97.32	04/27/06	1,820	3
Lehman Brothers Special Financing (b)	30 Year FHLMC, 4.13%, 07/12/10	96.93	04/04/06	1,600	(13)
UBS, Warburg (a)	30 Year FNMA, 5.50%, 05/15/06	97.78	05/04/06	5,550	(16)

					($79)

† Rate shown are per annum and payments are as described above.

(a) Fund pays the excess of the market price over the price lock and receives the excess of the price lock over the market price.

(b) Fund pays the excess of the price lock over the market price and receives the excess of the market price over the price lock.

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 0.6%
39	Heico Corp.	$1,238
	Air Freight & Logistics — 0.7%
46	UTI Worldwide, Inc.	1,460
	Airlines — 3.0%
89	Airtran Holdings, Inc. (a)	1,607
165	Skywest, Inc.	4,841
		6,448
	Biotechnology — 4.0%
23	Lifecell Corp. (a)	523
21	Myogen, Inc. (a)	777
66	Myriad Genetics, Inc. (a)	1,710
87	Nektar Therapeutics (a)	1,771
47	Renovis, Inc. (a)	1,004
14	United Therapeutics Corp. (a)	915
146	Viropharma, Inc. (a)	1,855
		8,555
	Building Products — 0.9%
42	Simpson Manufacturing Co., Inc.	1,834
	Capital Markets — 2.9%
34	Affiliated Managers Group, Inc. (a)	3,636
33	Investment Technology Group, Inc. (a)	1,658
66	Technology Investment Capital Corp.	952
		6,246
	Commercial Banks — 3.4%
88	Columbia Banking System, Inc.	2,944
58	East-West Bancorp, Inc.	2,236
7	Preferred Bank	368
62	West Coast Bancorp	1,728
		7,276
	Commercial Services & Supplies — 4.2%
85	Chemed Corp.	5,047
66	Clayton Holdings, Inc. (a)	1,396
31	Healthspring, Inc. (a)	575
66	Wright Express Corp. (a)	1,840
		8,858
	Communications Equipment — 2.3%
46	Adtran, Inc.	1,208
77	Arris Group, Inc. (a)	1,053
52	Redback Networks, Inc. (a)	1,130
53	Viasat, Inc. (a)	1,504
		4,895
	Construction Materials — 1.9%
65	Eagle Materials, Inc.	4,113
	Diversified Financial Services — 2.1%
174	Marlin Business Services, Inc. (a)	3,840
55	Services Acquisition Corp. International (a)	557
		4,397
	Diversified Telecommunication Services — 2.2%
191	Cbeyond Communications, Inc. (a)	3,370
95	NTELOS Holdings Corp. (a)	1,324
		4,694
	Electrical Equipment — 2.9%
200	General Cable Corp. (a)	6,064
	Energy Equipment & Services — 4.4%
74	Hornbeck Offshore Services, Inc. (a)	2,651
141	Pioneer Drilling Co. (a)	2,316
159	Superior Energy Services, Inc. (a)	4,253
		9,220
	Health Care Equipment & Supplies — 4.5%
60	Arthrocare Corp. (a)	2,857
112	DJ Orthopedics, Inc. (a)	4,433
6	Intuitive Surgical, Inc. (a)	732
34	Mentor Corp.	1,523
		9,545
	Health Care Providers & Services — 6.6%
23	Bright Horizons Family Solutions, Inc. (a)	899
49	Covance, Inc. (a)	2,858
136	Per-Se Technologies, Inc. (a)	3,636
30	Psychiatric Solutions, Inc. (a)	977
31	Sunrise Senior Living, Inc. (a)	1,224
92	Symbion, Inc. (a)	2,094
67	United Surgical Partners International, Inc. (a)	2,366
		14,054
	Hotels, Restaurants & Leisure — 3.1%
57	Orient-Express Hotels Ltd. (Bermuda)	2,246
24	Red Robin Gourmet Burgers, Inc. (a)	1,112
110	WMS Industries, Inc. (a)	3,306
		6,664
	Household Durables — 2.8%
330	Champion Enterprises, Inc. (a)	4,929
75	Interface, Inc., Class A (a)	1,034
		5,963
	Insurance — 2.9%
4	James River Group, Inc (a)	100
84	Navigators Group, Inc. (a)	4,149

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Insurance — Continued
38	ProAssurance Corp. (a)	1,997
		6,246
	Internet & Catalog Retail — 0.7%
55	Coldwater Creek, Inc. (a)	1,522
	Internet Software & Services — 4.0%
308	Digitas, Inc. (a)	4,429
121	Marchex Inc., Class B (a)	2,602
83	ValueClick, Inc. (a)	1,406
		8,437
	Leisure Equipment & Products — 1.4%
62	SCP Pool Corp.	2,890
	Machinery — 2.9%
98	Oshkosh Truck Corp.	6,115
	Metals & Mining — 3.1%
10	Allegheny Technologies, Inc.	605
138	Century Aluminum Co. (a)	5,875
		6,480
	Oil, Gas & Consumable Fuels — 3.4%
71	Foundation Coal Holdings, Inc.	2,921
56	Newfield Exploration Co. (a)	2,336
87	Western Refining, Inc.	1,885
		7,142
	Pharmaceuticals — 2.0%
43	Adams Respiratory Therapeutics, Inc. (a)	1,690
58	AVANIR Pharmaceuticals, Class A (a)	848
115	Cypress Bioscience, Inc. (a)	722
51	Nastech Pharmaceutical Co., Inc. (a)	922
		4,182
	Real Estate — 0.5%
73	Resource Capital Corp.	1,007
	Semiconductors & Semiconductor Equipment — 12.5%
153	ATMI, Inc. (a)	4,634
347	Cirrus Logic, Inc. (a)	2,943
107	Diodes, Inc. (a)	4,452
45	Formfactor, Inc. (a)	1,762
111	Integrated Device Technology, Inc. (a)	1,644
66	Nextest Systems Corp. (a)	1,065
71	Portalplayer, Inc. (a)	1,585
120	Sirf Technology Holdings, Inc. (a)	4,239
71	Trident Microsystems, Inc. (a)	2,060
72	Varian Semiconductor Equipment Associates, Inc. (a)	2,008
		26,392
	Software — 5.0%
39	Hyperion Solutions Corp. (a)	1,276
120	Progress Software Corp. (a)	3,486
130	Talx Corp.	3,696
85	Witness Systems, Inc. (a)	2,164
		10,622
	Specialty Retail — 6.7%
144	Charming Shoppes, Inc. (a)	2,136
56	Children’s Place, Inc. (a)	3,266
111	GameStop Corp., Class A (a)	5,216
105	Too, Inc. (a)	3,610
		14,228
	Textiles, Apparel & Luxury Goods — 1.5%
40	Carter’s, Inc. (a)	2,686
21	Skechers U.S.A., Inc., Class A (a)	527
		3,213
	Total Common Stocks (Cost $167,415)	210,000
	Short-Term Investment — 1.1%
	Investment Company — 1.1%
2,300	JPMorgan Prime Money Market Fund (b) (m) (Cost $2,300)	2,300
	Investments of Cash Collateral for Securities Loaned — 23.3%
	Certificates of Deposit — 2.3%
Principal Amount
$1,000	Credit Suisse First Boston LLC, FRN, 4.90%, 10/17/06	1,000
2,000	Manufacturers and Traders, FRN, 4.80%, 09/26/06	2,000
1,800	Royal Bank of Canada, FRN, 4.80%, 11/13/06	1,800
		4,800
	Commercial Paper — 0.9%
2,000	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	2,000
	Corporate Notes — 7.7%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
2,000	American Express Credit Corp., FRN, 4.72%, 06/12/07	2,000
2,000	Bank of America N.A., FRN, 4.81%, 11/07/06	2,000
2,000	Beta Finance, Inc., FRN, 4.87%, 01/15/08	2,000
2,100	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	2,100
2,400	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	2,400

Shares	Security Description	Value
	Corporate Notes — Continued
1,900	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	1,900
	Links Finance LLC, FRN,
1,800	4.87%, 10/15/07	1,800
100	4.92%, 10/06/06	100
1,000	Sigma Finance Inc., FRN, 4.87%, 10/24/07	1,000
		16,300
	Repurchase Agreements — 12.4%
8,268	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price 8,271, collateralized by U.S. Government Agency Mortgages.	8,268
8,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $8,003, collateralized by U.S. Government Agency Mortgages.	8,000
10,000	UBS Securities LLC, 4.89% dated 03/31/06, due 04/03/06, repurchase price $10,004, collateralized by U.S. Government Agency Mortgages.	10,000
		26,268
	Total Investments of Cash Collateral for Securities Loaned (Cost $49,368)	49,368
	Total Investments — 123.5% (Cost $219,083)	261,668
	Liabilities in Excess of Other Assets — (23.5)%	(49,715)
	Net Assets — 100.0%	$211,953

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,804
Aggregate gross unrealized depreciation	(2,219)
Net unrealized appreciation/depreciation	$42,585
Federal income tax cost of investments	$219,083

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 98.6%
	Common Stocks — 98.6%
	Aerospace & Defense — 1.4%
73	Honeywell International, Inc.	3,126
85	United Technologies Corp.	4,916
		8,042
	Beverages — 1.2%
170	Anheuser-Busch Cos., Inc.	7,271
	Capital Markets — 6.4%
222	Bank of New York Co., Inc. (The)	8,001
76	Bear Stearns Cos., Inc. (The)	10,486
221	Morgan Stanley & Co., Inc.	13,858
100	Northern Trust Corp.	5,229
		37,574
	Commercial Banks — 9.1%
507	Bank of America Corp.	23,098
32	M&T Bank Corp.	3,687
230	North Fork Bancorp., Inc.	6,625
117	TCF Financial Corp.	3,010
301	U.S. Bancorp.	9,165
126	Wells Fargo & Co.	8,035
		53,620
	Commercial Services & Supplies — 1.0%
341	Cendant Corp.	5,920
	Communications Equipment — 0.4%
94	Motorola, Inc.	2,154
	Computers & Peripherals — 1.6%
70	International Business Machines Corp.	5,740
79	Lexmark International, Inc., Class A (a)	3,580
		9,320
	Construction Materials — 2.0%
68	Cemex S.A. de C.V. ADR (Mexico)	4,439
85	Vulcan Materials Co.	7,383
		11,822
	Consumer Finance — 2.1%
239	American Express Co.	12,559
	Diversified Financial Services — 2.7%
332	Citigroup, Inc.	15,702
	Diversified Telecommunication Services — 4.9%
125	Alltel Corp.	8,119
209	AT&T, Inc.	5,638
118	CenturyTel, Inc.	4,632
307	Verizon Communications, Inc.	10,471
		28,860
	Electric Utilities — 1.3%
76	FPL Group, Inc.	3,046
120	PG&E Corp.	4,672
		7,718
	Food & Staples Retailing — 0.7%
133	CVS Corp.	3,961
	Food Products — 1.0%
78	Dean Foods Co. (a)	3,044
61	General Mills, Inc.	3,082
		6,126
	Gas Utilities — 1.4%
230	AGL Resources, Inc.	8,281
	Health Care Equipment & Supplies — 1.5%
171	Baxter International, Inc.	6,628
88	Boston Scientific Corp. (a)	2,024
		8,652
	Health Care Providers & Services — 3.5%
180	Aetna, Inc.	8,865
148	WellPoint, Inc. (a)	11,436
		20,301
	Hotels, Restaurants & Leisure — 3.4%
330	Hilton Hotels Corp.	8,399
155	McDonald’s Corp.	5,326
142	Outback Steakhouse, Inc.	6,261
		19,986
	Household Products — 0.8%
74	Clorox Co.	4,399
	Industrial Conglomerates — 2.6%
12	3M Co.	908
279	General Electric Co.	9,707
180	Tyco International Ltd. (Bermuda)	4,849
		15,464
	Insurance — 10.0%
192	Assurant, Inc.	9,456
195	Chubb Corp.	18,601
246	Genworth Financial, Inc., Class A	8,210
126	Hartford Financial Services Group, Inc.	10,166
119	Metlife, Inc.	5,746
126	Safeco Corp.	6,347
		58,526
	Media — 6.6%
382	Clear Channel Communications, Inc.	11,073
241	Comcast Corp., Class A (a)	6,309

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Media — Continued
48	Gannett Co., Inc.	2,858
777	Liberty Media Corp., Class A (a)	6,383
58	McClatchy Co., Class A	2,853
321	Time Warner, Inc.	5,391
94	Viacom Inc., Class B (a)	3,658
		38,525
	Office Electronics — 1.1%
439	Xerox Corp. (a)	6,676
	Oil, Gas & Consumable Fuels — 11.4%
52	Burlington Resources, Inc.	4,733
201	Chevron Corp.	11,678
104	ConocoPhillips	6,582
177	Devon Energy Corp.	10,821
306	Exxon Mobil Corp.	18,647
85	Kinder Morgan, Inc.	7,847
60	Marathon Oil Corp.	4,570
28	Royal Dutch Shell PLC ADR (Netherlands)	1,768
		66,646
	Pharmaceuticals — 3.7%
97	Johnson & Johnson	5,733
243	Pfizer, Inc.	6,048
207	Wyeth	10,053
		21,834
	Real Estate — 1.0%
174	Brookfield Properties Co. (Canada)	5,947
	Road & Rail — 0.8%
83	Norfolk Southern Corp.	4,488
	Semiconductors & Semiconductor Equipment — 0.5%
142	Intel Corp.	2,748
	Software — 2.0%
108	CA, Inc.	2,936
313	Microsoft Corp.	8,517
		11,453
	Specialty Retail — 3.5%
68	AutoZone, Inc. (a)	6,809
60	Best Buy Co., Inc.	3,378
278	Gap, Inc. (The)	5,186
199	Limited Brands, Inc.	4,855
		20,228
	Textiles, Apparel & Luxury Goods — 1.6%
167	V.F. Corp.	9,519
	Thrifts & Mortgage Finance — 6.0%
295	Freddie Mac	17,989
166	Golden West Financial Corp.	11,299
89	MGIC Investment Corp.	5,910
		35,198
	Tobacco — 0.9%
72	Altria Group, Inc.	5,088
	Wireless Telecommunication Services — 0.5%
120	Sprint Nextel Corp.	3,101
	Total Common Stocks (Cost $479,544)	577,709
	Short-Term Investment — 1.0%
	Investment Company — 1.0%
5,655	JPMorgan Prime Money Market Fund (b) (m) (Cost $5,655)	5,655
Principal Amount ($)
	Investments of Cash Collateral for Securities Loaned — 1.3%
	Certificate of Deposit — 0.0% (g)
100	Canadian Imperial Bank, FRN, 4.87%, 02/14/08	100
	Corporate Notes — 0.1%
300	American Express Credit Corp., FRN, 4.72%, 06/12/07	300
350	Sigma Finance Inc., FRN, 4.87%, 10/24/07	350
150	Unicredito Italiano Bank plc, FRN, 4.70%, 04/30/07	150
		800
	Repurchase Agreements — 1.2%
798	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $798, collateralized by U.S. Government Agency Mortgages	798
1,500	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
1,500	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
		6,798

Shares	Security Description	Value ($)
	Repurchase Agreements — Continued
	Total Investment of Cash Collateral for Securities Loaned (Cost $7,698)	7,698
	Total Investments — 100.9% (Cost $492,897)	591,062
	Liabilities in Excess of Other Assets — (0.9)%	(5,018)
	Net Assets — 100.0%	$586,044

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,511
Aggregate gross unrealized depreciation	(12,346)
Net unrealized appreciation/depreciation	$98,165
Federal income tax cost of investments	$492,897

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Long Positions — 135.2% (j)
	Common Stocks — 135.2%
	Aerospace & Defense — 6.2%
9	Boeing Co.	721
7	General Dynamics Corp.	461
3	L-3 Communications Holdings, Inc.	292
10	Lockheed Martin Corp.	721
11	Northrop Grumman Corp.	729
16	Raytheon Co.	723
		3,647
	Auto Components — 0.5%
3	Autoliv, Inc. (Sweden)	141
10	Goodyear Tire & Rubber Co. (The) (a)	146
		287
	Automobiles — 0.3%
4	Thor Industries, Inc.	187
	Beverages — 0.6%
15	PepsiAmericas, Inc.	367
	Biotechnology — 2.2%
6	Amgen, Inc. (a)	436
16	Applera Corp.- Applied Biosystems Group	429
7	Gilead Sciences, Inc. (a)	439
		1,304
	Building Products — 0.5%
10	Lennox International, Inc.	296
	Capital Markets — 5.1%
5	Affiliated Managers Group, Inc. (a)	480
12	American Capital Strategies Ltd.	433
18	E*Trade Financial Corp. (a)	477
4	Goldman Sachs Group, Inc.	581
4	Lehman Brothers Holdings, Inc.	585
15	Raymond James Financial, Inc.	438
		2,994
	Chemicals — 1.3%
7	Celanese Corp., Class A	148
3	FMC Corp.	157
3	Rohm & Haas Co.	149
1	Tronox, Inc. (a)	15
5	Valspar Corp.	145
4	Westlake Chemical Corp.	147
		761
	Commercial Banks — 7.4%
16	AmSouth Bancorp	433
12	Keycorp	439
11	PNC Financial Services Group, Inc.	751
10	SunTrust Banks, Inc.	709
24	U.S. Bancorp	720
2	UnionBanCal Corp.	144
13	Wachovia Corp.	721
5	Zions Bancorp	453
		4,370
	Commercial Services & Supplies — 1.6%
5	ARAMARK Corp., Class B	145
5	Education Management Corp. (a)	191
4	R.R. Donnelley & Sons Co.	147
4	Republic Services, Inc.	163
4	Waste Management, Inc.	149
4	West Corp. (a)	156
		951
	Communications Equipment — 2.0%
9	Harris Corp.	435
32	Motorola, Inc.	739
		1,174
	Computers & Peripherals — 4.6%
6	Apple Computer, Inc. (a)	353
22	Hewlett-Packard Co.	740
9	International Business Machines Corp.	713
21	Palm, Inc. (a)	479
23	Western Digital Corp. (a)	441
		2,726
	Construction Materials — 0.3%
3	Eagle Materials, Inc.	161
	Consumer Finance — 3.6%
11	American Express Co.	578
15	AmeriCredit Corp. (a)	454
8	Capital One Financial Corp.	671
11	CompuCredit Corp. (a)	400
		2,103
	Containers & Packaging — 0.2%
3	Temple-Inland, Inc.	140
	Diversified Financial Services — 0.7%
8	CIT Group, Inc.	428
	Diversified Telecommunication Services — 4.5%
27	AT&T, Inc.	734
20	BellSouth Corp.	704
11	CenturyTel, Inc.	434
22	Citizens Communications Co.	286

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Diversified Telecommunication Services — Continued
14	Verizon Communications, Inc.	476
		2,634
	Electric Utilities — 2.6%
4	American Electric Power Co., Inc.	144
3	Edison International	139
9	FirstEnergy Corp.	423
6	Pepco Holdings, Inc.	141
5	PPL Corp.	141
9	TECO Energy, Inc.	144
9	TXU Corp.	408
		1,540
	Electronic Equipment & Instruments — 2.3%
14	Arrow Electronics, Inc. (a)	445
18	Avnet, Inc. (a)	456
7	Mettler-Toledo International, Inc. (a)	434
		1,335
	Energy Equipment & Services — 3.7%
6	Helmerich & Payne, Inc.	433
8	Maverick Tube Corp. (a)	444
14	Pride International, Inc. (a)	439
10	Rowan Cos., Inc.	431
11	Todco, Class A (a)	439
		2,186
	Food & Staples Retailing — 2.3%
23	Kroger Co. (The) (a)	474
18	Safeway, Inc.	451
14	Supervalu, Inc.	433
		1,358
	Food Products — 3.5%
17	Archer-Daniels-Midland Co.	574
13	Campbell Soup Co.	434
39	Del Monte Foods Co.	459
12	General Mills, Inc.	588
		2,055
	Health Care Providers & Services — 6.9%
9	Aetna, Inc.	423
3	AmerisourceBergen Corp.	153
3	Cigna Corp.	431
3	Coventry Health Care, Inc. (a)	140
2	DaVita, Inc. (a)	144
13	Emdeon Corp. (a)	143
2	Express Scripts, Inc. (a)	143
9	HCA, Inc.	428
3	Health Net, Inc. (a)	150
3	Humana, Inc. (a)	143
3	Laboratory Corp. of America Holdings (a)	154
8	McKesson Corp.	438
2	Pediatrix Medical Group, Inc. (a)	180
4	Sierra Health Services, Inc. (a)	142
8	UnitedHealth Group, Inc.	433
6	WellPoint, Inc. (a)	439
		4,084
	Hotels, Restaurants & Leisure — 1.7%
4	Darden Restaurants, Inc.	144
4	GTECH Holdings Corp.	145
4	International Game Technology	144
17	McDonald’s Corp.	581
		1,014
	Household Durables — 1.8%
2	Black & Decker Corp.	152
6	Leggett & Platt, Inc.	137
2	Lennar Corp., Class A	145
6	Newell Rubbermaid, Inc.	154
-(h)	NVR, Inc. (a)	166
3	Stanley Works (The)	144
2	Whirlpool Corp.	160
		1,058
	Household Products — 1.9%
8	Energizer Holdings, Inc. (a)	433
11	Kimberly-Clark Corp.	658
		1,091
	Independent Power Producers & Energy Traders — 0.7%
15	Duke Energy Corp. (a)	434
	Industrial Conglomerates — 0.6%
5	Teleflex, Inc.	329
	Insurance — 5.7%
8	ACE Ltd. (Cayman Islands)	430
7	American Financial Group, Inc.	310
5	Chubb Corp.	439
9	CNA Financial Corp. (a)	289
13	Fidelity National Title Group, Inc., Class A	294
7	First American Corp.	293
9	Metlife, Inc.	431
13	Old Republic International Corp.	292
6	Protective Life Corp.	293
5	W.R. Berkley Corp.	285
		3,356

Shares	Security Description	Value ($)
	IT Services — 3.3%
12	Acxiom Corp.	302
5	Affiliated Computer Services, Inc., Class A (a)	286
12	Ceridian Corp. (a)	298
5	Computer Sciences Corp. (a)	304
3	Fiserv, Inc. (a)	147
6	Global Payments, Inc.	312
12	Sabre Holdings Corp., Class A	287
		1,936
	Machinery — 4.0%
10	Caterpillar, Inc.	713
7	Crane Co.	305
3	Cummins, Inc.	300
5	Lincoln Electric Holdings, Inc.	292
4	Parker-Hannifin Corp.	300
2	Reliance Steel & Aluminum Co.	155
4	Terex Corp. (a)	293
		2,358
	Media — 4.2%
5	Gannett Co., Inc.	294
11	Harte-Hanks, Inc.	292
8	John Wiley & Sons, Inc., Class A	286
8	McGraw-Hill Cos., Inc. (The)	439
5	Meredith Corp.	293
26	News Corp., Class A	433
16	Walt Disney Co.	435
		2,472
	Metals & Mining — 3.5%
3	Allegheny Technologies, Inc.	155
2	Carpenter Technology Corp.	165
2	Cleveland-Cliffs, Inc.	133
3	Commercial Metals Co.	152
2	Freeport-McMoRan Copper & Gold, Inc., Class B	143
4	Nucor Corp.	435
6	Phelps Dodge Corp.	455
2	Southern Copper Corp.	148
3	Steel Dynamics, Inc.	142
2	United States Steel Corp.	140
		2,068
	Multi-Utilities — 1.5%
4	Energen Corp.	148
6	Energy East Corp.	143
4	MDU Resources Group, Inc.	146
4	National Fuel Gas Co.	147
5	Oneok, Inc.	145
3	Sempra Energy	146
		875
	Multiline Retail — 1.0%
5	J.C. Penney Co., Inc.	311
7	Nordstrom, Inc.	289
		600
	Office Electronics — 0.8%
29	Xerox Corp. (a)	445
	Oil, Gas & Consumable Fuels — 9.5%
6	Burlington Resources, Inc.	570
9	ConocoPhillips	562
10	Exxon Mobil Corp.	580
7	Frontier Oil Corp.	441
4	Kerr-McGee Corp.	420
8	Marathon Oil Corp.	571
6	Occidental Petroleum Corp.	570
6	Sunoco, Inc.	427
6	Tesoro Corp.	437
10	Valero Energy Corp.	574
11	W&T Offshore, Inc.	443
		5,595
	Paper & Forest Products — 0.2%
5	Louisiana-Pacific Corp.	142
	Pharmaceuticals — 7.0%
7	Barr Pharmaceuticals, Inc. (a)	433
15	Endo Pharmaceuticals Holdings, Inc. (a)	481
25	King Pharmaceuticals, Inc. (a)	432
9	Kos Pharmaceuticals, Inc. (a)	432
21	Merck & Co., Inc.	725
3	Omnicare, Inc.	157
29	Pfizer, Inc.	720
18	Teva Pharmaceutical Industries Ltd. ADR (Israel)	723
		4,103
	Real Estate — 3.5%
3	AMB Property Corp. REIT	142
4	CBL & Associates Properties, Inc. REIT	149
3	Colonial Properties Trust REIT	148
4	Duke Realty Corp. REIT	146
3	General Growth Properties, Inc. REIT	139
3	Hospitality Properties Trust REIT	143
3	Liberty Property Trust REIT	150
3	Mack-Cali Realty Corp. REIT	144
3	New Century Financial Corp. REIT	147

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Real Estate — Continued
9	Simon Property Group, Inc. REIT	728
		2,036
	Road & Rail — 2.5%
7	Burlington Northern Santa Fe Corp.	592
9	Laidlaw International, Inc.	242
12	Norfolk Southern Corp.	627
		1,461
	Semiconductors & Semiconductor Equipment — 4.1%
33	Applied Materials, Inc.	581
11	Freescale Semiconductor, Inc., Class B (a)	304
7	Lam Research Corp. (a)	289
20	Micron Technology, Inc. (a)	293
10	National Semiconductor Corp.	289
6	Nvidia Corp. (a)	358
41	ON Semiconductor Corp. (a)	296
		2,410
	Software — 4.3%
23	BEA Systems, Inc. (a)	297
13	BMC Software, Inc. (a)	288
16	Cadence Design Systems, Inc. (a)	297
8	Citrix Systems, Inc. (a)	307
37	Compuware Corp. (a)	291
7	Fair Isaac Corp.	291
53	Oracle Corp. (a)	727
		2,498
	Specialty Retail — 5.6%
5	Abercrombie & Fitch Co.	302
10	American Eagle Outfitters, Inc.	302
14	Autonation, Inc. (a)	291
3	AutoZone, Inc. (a)	289
7	Barnes & Noble, Inc.	304
8	Best Buy Co., Inc.	442
6	Burlington Coat Factory Warehouse Corp.	293
9	Claire’s Stores, Inc.	322
10	Home Depot, Inc.	431
6	Sherwin-Williams Co. (The)	286
		3,262
	Thrifts & Mortgage Finance — 3.2%
11	Golden West Financial Corp.	718
7	Radian Group, Inc.	437
17	Washington Mutual, Inc.	724
		1,879
	Tobacco — 1.7%
9	Loews Corp. - Carolina Group	440
5	Reynolds American, Inc.	577
		1,017
	Total Common Stocks (Cost $79,689)	79,527
	Short-Term Investment — 10.3%
	Investment Company — 10.3%
6,073	JPMorgan Prime Money Market Fund (b) (m) (Cost $6,073)	6,073
	Total Investments — 145.5% (Cost $85,762)	$85,600
	Liabilities in Excess of Other Assets — (45.5)%	(26,765)
	Net Assets — 100.0%	$58,835
	Short Positions — 36.9%
	Common Stocks — 36.9%
	Air Freight & Logistics — 0.3%
2	Expeditors International of Washington, Inc.	$143
	Auto Components — 0.3%
9	Gentex Corp.	149
	Banks — 0.3%
5	People’s Bank	147
	Beverages — 0.7%
7	Anheuser-Busch Cos., Inc.	295
2	Molson Coors Brewing Co., Class B	144
		439
	Biotechnology — 0.7%
3	Charles River Laboratories International, Inc. (a)	145
14	Millennium Pharmaceuticals, Inc. (a)	144
4	Vertex Pharmaceuticals, Inc. (a)	146
		435
	Building Products — 0.2%
3	American Standard Cos., Inc.	141
	Capital Markets — 0.8%
5	Allied Capital Corp.	147
5	Eaton Vance Corp.	146
4	SEI Investments Co.	146
		439
	Chemicals — 1.0%
4	Cabot Corp.	144
13	Chempura Corp.	152
4	Ecolab, Inc.	147
8	Nalco Holding Co. (a)	146
		589

Shares	Security Description	Value ($)
	Commercial Banks — 1.2%
8	Fifth Third Bancorp	297
5	North Fork Bancorp, Inc.	158
4	TD Banknorth, Inc.	129
6	Valley National Bancorp	146
		730
	Commercial Services & Supplies — 0.5%
3	Brink’s Co. (The)	147
6	Copart, Inc. (a)	159
		306
	Communications Equipment — 1.1%
6	Comverse Technology, Inc. (a)	144
39	JDS Uniphase Corp. (a)	161
8	Juniper Networks, Inc. (a)	145
54	Lucent Technologies, Inc. (a)	165
		615
	Computers & Peripherals — 0.8%
4	Diebold, Inc.	153
61	Sun Microsystems, Inc. (a)	311
		464
	Consumer Finance — 0.5%
5	SLM Corp.	281
	Containers & Packaging — 0.2%
11	Smurfit-Stone Container Corp. (a)	147
	Diversified Financial Services — 0.2%
2	IntercontinentalExchange, Inc. (a)	145
	Electric Utilities — 0.5%
6	DPL, Inc.	151
7	Northeast Utilities	143
		294
	Electrical Equipment — 0.8%
6	American Power Conversion Corp.	146
3	Hubbell, Inc., Class B	163
2	Rockwell Automation, Inc.	142
		451
	Electronic Equipment & Instruments — 0.7%
7	Dolby Laboratories, Inc., Class A (a)	146
4	National Instruments Corp.	146
13	Symbol Technologies, Inc.	140
		432
	Energy Equipment & Services — 1.2%
3	FMC Technologies, Inc. (a)	146
2	National Oilwell Varco, Inc. (a)	144
5	Patterson-UTI Energy, Inc.	157
4	Transocean, Inc. (Cayman Islands) (a)	285
		732
	Financials — 0.2%
-(h)	Wesco Financial Corp.	130
	Food & Staples Retailing — 0.5%
35	Rite Aid Corp. (a)	138
3	Walgreen Co.	142
		280
	Food Products — 0.8%
3	Hershey Foods Corp. (The)	149
11	Tyson Foods, Inc., Class A	147
2	Wm. Wrigley Jr. Co.	153
		449
	Health Care Equipment & Supplies — 1.2%
3	Cooper Cos., Inc. (The)	142
3	Edwards Lifesciences Corp.	143
4	Guidant Corp.	289
4	Patterson Cos., Inc. (a)	146
		720
	Health Care Providers & Services — 1.0%
3	Covance, Inc. (a)	148
3	Gen-Probe, Inc. (a)	163
20	Tenet Healthcare Corp. (a)	145
3	Triad Hospitals, Inc. (a)	142
		598
	Hotels, Restaurants & Leisure — 0.5%
4	Cheesecake Factory, Inc. (The) (a)	148
2	Station Casinos, Inc.	149
		297
	Household Durables — 0.2%
4	Standard-Pacific Corp.	141
	Independent Power Producers & Energy Traders — 0.2%
28	Dynegy, Inc., Class A (a)	135
	Industrial Conglomerates — 0.5%
4	3M Co.	280
	Insurance — 1.0%
5	Brown & Brown, Inc.	160
5	Gallagher (Arthur J.) & Co.	145
10	Marsh & McLennan Cos., Inc.	291
		596

JPMorgan Intrepid Long/Short Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value ($)
	Internet Software & Services — 0.7%
10	CNET Networks, Inc. (a)	145
9	Yahoo!, Inc. (a)	287
		432
	IT Services — 0.3%
3	Cognizant Technology Solutions Corp., Class A (a)	150
	Machinery — 1.0%
4	Donaldson Co., Inc.	144
5	Pall Corp.	150
4	Pentair, Inc.	152
3	SPX Corp.	152
		598
	Marine — 0.2%
3	Alexander & Baldwin, Inc.	145
	Media — 0.8%
15	Interpublic Group of Cos., Inc. (a)	142
7	Liberty Global, Inc. (a)	151
29	Sirius Satellite Radio, Inc. (a)	147
		440
	Metals & Mining — 0.8%
4	Massey Energy Co.	148
6	Newmont Mining Corp.	296
		444
	Multi-Utilities — 0.5%
3	NRG Energy, Inc. (a)	147
15	Reliant Energy, Inc. (a)	154
		301
	Multiline Retail — 1.0%
8	Dollar General Corp.	145
6	Kohl’s Corp. (a)	296
8	Saks, Inc. (a)	145
		586
	Office Electronics — 0.2%
3	Zebra Technologies Corp., Class A (a)	147
	Oil, Gas & Consumable Fuels — 2.9%
3	Cabot Oil & Gas Corp.	139
3	Cimarex Energy Co.	143
5	Denbury Resources, Inc. (a)	142
3	Murphy Oil Corp.	146
4	Newfield Exploration Co. (a)	151
3	Pioneer Natural Resources Co.	146
4	Plains Exploration & Production Co. (a)	143
4	Quicksilver Resources, Inc. (a)	141
5	Range Resources Corp.	142
4	Southwestern Energy Co. (a)	135
3	Western Gas Resources, Inc.	140
7	Williams Cos., Inc.	148
		1,716
	Paper & Forest Products — 0.7%
8	International Paper Co.	291
5	MeadWestvaco Corp.	143
		434
	Pharmaceuticals — 0.7%
15	Schering-Plough Corp.	290
3	Sepracor, Inc. (a)	143
		433
	Real Estate — 1.5%
6	CapitalSource, Inc. REIT	147
4	Forest City Enterprises, Inc., Class A	165
3	Global Signal, Inc. REIT	143
3	Plum Creek Timber Co., Inc. REIT	126
2	Shurgard Storage Centers, Inc. REIT	147
2	St. Joe Co. (The)	151
		879
	Semiconductors & Semiconductor Equipment — 1.3%
11	Agere Systems, Inc. (a)	170
8	Fairchild Semiconductor International, Inc. (a)	145
4	International Rectifier Corp. (a)	154
4	Linear Technology Corp.	144
4	Rambus, Inc. (a)	147
		760
	Software — 0.8%
10	Activision, Inc.	144
6	Electronic Arts, Inc. (a)	304
		448
	Specialty Retail — 2.0%
5	CarMax, Inc. (a)	150
4	Chico’s FAS, Inc. (a)	146
4	Michaels Stores, Inc.	143
5	OfficeMax, Inc.	146
5	Petsmart, Inc.	143
5	Ross Stores, Inc.	146
4	Tiffany & Co.	143
3	Williams-Sonoma, Inc. (a)	144
		1,161

Shares	Security Description	Value ($)
	Thrifts & Mortgage Finance — 1.5%
4	Capitol Federal Financial	145
8	Countrywide Financial Corp.	305
11	Hudson City Bancorp, Inc.	151
4	Independence Community Bank Corp.	146
8	New York Community Bancorp, Inc.	144
		891
	Trading Companies & Distributors — 0.3%
4	Fastenal Co.	176
	Water Utilities — 0.3%
5	Aqua America, Inc.	148
	Wireless Telecommunication Services — 1.3%
5	American Tower Corp., Class A	149
5	Nextel Partners, Inc., Class A (a)	144
6	SBA Communications Corp., Class A (a)	145
4	Telephone & Data Systems, Inc.	160
2	U.S. Cellular Corp. (a)	145
		743
	Total Short Positions (Cost $21,743)	$21,737

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$444
Aggregate gross unrealized depreciation	(606)
Net unrealized appreciation/depreciation	$(162)
Federal income tax cost of investments	$85,762

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 1.4%
2	Esterline Technologies Corp. (a)	$79
	Air Freight & Logistics — 1.1%
2	Forward Air Corp.	62
	Biotechnology — 3.2%
5	Illumina, Inc. (a)	108
3	Inhibitex, Inc. (a)	21
2	Myriad Genetics, Inc. (a)	59
		188
	Building Products — 2.0%
5	Interline Brands, Inc. (a)	117
	Capital Markets — 0.5%
1	Thomas Weisel Partners Group, Inc. (a)	30
	Commercial Banks — 5.6%
1	Alabama National Bancorp	66
3	Preferred Bank	126
3	Security Bank Corp.	74
2	State National Bancshares, Inc., Class B	61
		327
	Commercial Services & Supplies — 11.8%
8	Collectors Universe (a)	111
8	Cornell Cos., Inc. (a)	111
1	CoStar Group, Inc. (a)	55
5	FirstService Corp. (Canada) (a)	126
15	Franklin Covey Co. (a)	119
4	Hudson Highland Group, Inc. (a)	82
12	SM&A Corp. (a)	80
		684
	Communications Equipment — 0.8%
6	Symmetricom, Inc. (a)	47
	Distributors — 1.4%
5	Rush Enterprises, Inc., Class A (a)	80
	Electrical Equipment — 1.0%
4	Fargo Electronics, Inc. (a)	61
	Electronic Equipment & Instruments — 3.2%
5	Lo Jack Corp. (a)	110
1	Scansource, Inc. (a)	78
		188
	Energy Equipment & Services — 1.3%
1	Lufkin Industries, Inc.	73
	Health Care Equipment & Supplies — 2.7%
9	HemoSense, Inc. (a)	46
2	Neurometrix, Inc. (a)	70
1	NMT Medical, Inc. (a)	12
4	Synergetics USA, Inc. (a)	29
		157
	Health Care Providers & Services — 6.7%
5	Alderwoods Group, Inc. (a)	87
5	American Dental Partners, Inc. (a)	67
13	Five Star Quality Care, Inc. (a)	145
1	Healthways, Inc. (a)	69
1	Horizon Health Corp. (a)	20
		388
	Hotels, Restaurants & Leisure — 9.1%
3	Ambassadors Group, Inc.	68
2	Benihana, Inc., Class A (a)	57
5	Friendly Ice Cream Corp. (a)	39
2	Gaylord Entertainment Co. (a)	102
2	Great Wolf Resorts, Inc. (a)	19
3	Orient-Express Hotels Ltd. (Bermuda)	126
21	Youbet.com, Inc. (a)	117
		528
	Household Durables — 4.4%
11	Interface, Inc., Class A (a)	150
12	Modtech Holdings, Inc. (a)	106
		256
	Insurance — 6.2%
2	American Physicians Capital, Inc. (a)	74
3	James River Group, Inc (a)	80
2	ProAssurance Corp. (a)	106
2	RLI Corp.	100
		360
	Internet & Catalog Retail — 2.5%
10	Audible, Inc. (a)	106
3	Celebrate Express, Inc. (a)	39
		145
	Internet Software & Services — 7.3%
1	Bankrate, Inc. (a)	58
5	Digitas, Inc. (a)	72
1	Equinix, Inc. (a)	70
7	iVillage, Inc. (a)	58
4	Liquidity Services, Inc. (a)	48
7	PlanetOut, Inc. (a)	72
3	Vocus, Inc. (a)	45
		423

JPMorgan Micro Cap Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	IT Services — 1.2%
5	Dynamics Research Corp. (a)	72
	Leisure Equipment & Products — 0.9%
1	SCP Pool Corp.	54
	Machinery — 0.7%
2	RBC Bearings, Inc. (a)	41
	Media — 1.7%
5	Knot, Inc. (The) (a)	99
	Oil, Gas & Consumable Fuels — 4.0%
3	Bronco Drilling Co., Inc. (a)	83
2	Edge Petroleum Corp. (a)	57
2	Whiting Petroleum Corp. (a)	94
		234
	Pharmaceuticals — 2.6%
3	AVANIR Pharmaceuticals, Class A (a)	37
3	Impax Laboratories, Inc. (a)	31
2	Nastech Pharmaceutical Co., Inc. (a)	41
3	Somaxon Pharmaceuticals, Inc. (a)	40
		149
	Road & Rail — 2.1%
3	Knight Transportation, Inc.	57
4	Marten Transport Ltd. (a)	64
		121
	Semiconductors & Semiconductor Equipment — 3.3%
10	PDF Solutions, Inc. (a)	191
	Software — 7.7%
7	Concur Technologies, Inc. (a)	126
14	Magma Design Automation, Inc. (a)	121
43	Manugistics Group, Inc. (a)	93
7	Onyx Software Corp. (a)	34
6	Unica Corp. (a)	75
		449
	Specialty Retail — 1.0%
3	Shoe Pavilion, Inc. (a)	29
4	Wet Seal, Inc., Class A (a)	28
		57
	Trading Companies & Distributors — 1.5%
3	Nuco2, Inc. (a)	89
	Total Common Stocks (Cost $5,157)	5,749
	Short-Term Investment — 1.0%
	Investment Company — 1.0%
55	JPMorgan Prime Money Market Fund (b) (m) (Cost $55	55
	Total Investments — 99.9% (Cost $5,212)	5,804
	Other Assets in Excess of Liabilities — 0.1%	8
	Net Assets — 100.0%	$5,812

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$741
Aggregate gross unrealized depreciation	(149)
Net unrealized appreciation/depreciation	$592
Federal income tax cost of investments	$5,212

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 96.5%
	Common Stocks — 96.5%
	Aerospace & Defense — 0.9%
22	Precision Castparts Corp.	$1,330
24	Rockwell Collins, Inc.	1,333
		2,663
	Airlines — 0.9%
43	Skywest, Inc.	1,253
87	Southwest Airlines Co.	1,571
		2,824
	Beverages — 0.6%
9	Brown-Forman Corp., Class B	675
48	Constellation Brands, Inc., Class A (a)	1,205
		1,880
	Biotechnology — 2.0%
44	Celgene Corp. (a)	1,941
20	Invitrogen Corp. (a)	1,368
40	MedImmune, Inc. (a)	1,445
40	PDL BioPharma, Inc. (a)	1,312
		6,066
	Building Products — 0.5%
34	American Standard Cos., Inc.	1,444
	Capital Markets — 2.9%
19	Affiliated Managers Group, Inc. (a)	1,983
35	E*Trade Financial Corp. (a)	934
24	Investment Technology Group, Inc. (a)	1,175
9	Legg Mason, Inc.	1,115
23	Northern Trust Corp.	1,197
32	T. Rowe Price Group, Inc.	2,530
		8,934
	Chemicals — 2.7%
40	Albemarle Corp.	1,792
24	Ashland, Inc.	1,671
27	PPG Industries, Inc.	1,704
72	Rockwood Holdings, Inc. (a)	1,662
21	Sigma-Aldrich Corp.	1,355
		8,184
	Commercial Banks — 4.9%
36	Commerce Bancorp, Inc.	1,319
23	Cullen/Frost Bankers, Inc.	1,252
36	East-West Bancorp, Inc.	1,388
25	M&T Bank Corp.	2,888
88	North Fork Bancorp, Inc.	2,527
45	TCF Financial Corp.	1,146
32	Wilmington Trust Corp.	1,396
36	Zions Bancorp	3,007
		14,923
	Commercial Services & Supplies — 2.9%
25	HNI Corp.	1,452
33	Pitney Bowes, Inc.	1,412
33	Republic Services, Inc.	1,403
99	West Corp. (a)	4,399
		8,666
	Communications Equipment — 0.4%
42	Adtran, Inc.	1,089
	Computers & Peripherals — 3.1%
78	NCR Corp. (a)	3,274
45	Network Appliance, Inc. (a)	1,616
118	Seagate Technology (Cayman Islands) (a)	3,099
263	Sun Microsystems, Inc. (a)	1,351
		9,340
	Construction Materials — 0.7%
26	Vulcan Materials Co.	2,218
	Consumer Finance — 0.7%
72	AmeriCredit Corp. (a)	2,197
	Containers & Packaging — 0.6%
40	Ball Corp.	1,744
	Distributors — 0.4%
29	Genuine Parts Co.	1,289
	Diversified Financial Services — 1.6%
54	Lazard Ltd., Class A (Bermuda)	2,373
23	Principal Financial Group	1,118
60	TD Ameritrade Holding Corp. (a)	1,247
		4,738
	Diversified Telecommunication Services — 1.6%
41	Alltel Corp.	2,648
56	CenturyTel, Inc.	2,207
		4,855
	Electric Utilities — 2.5%
36	American Electric Power Co., Inc.	1,238
49	DPL, Inc.	1,334
17	FirstEnergy Corp.	807
34	PG&E Corp.	1,315
56	PPL Corp.	1,638
61	Westar Energy, Inc.	1,269
		7,601
	Electrical Equipment — 1.6%
34	Ametek, Inc.	1,538

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Electrical Equipment — Continued
21	Cooper Industries Ltd., Class A (Bermuda)	1,851
27	Roper Industries, Inc.	1,332
		4,721
	Electronic Equipment & Instruments — 2.3%
82	Amphenol Corp., Class A	4,253
62	Jabil Circuit, Inc. (a)	2,644
		6,897
	Energy Equipment & Services — 2.0%
31	BJ Services Co.	1,065
33	ENSCO International, Inc.	1,693
16	National Oilwell Varco, Inc. (a)	1,045
11	Noble Corp. (Cayman Islands)	872
23	Tidewater, Inc.	1,276
		5,951
	Food Products — 0.7%
31	Dean Foods Co. (a)	1,188
88	Del Monte Foods Co.	1,043
		2,231
	Gas Utilities — 0.8%
40	AGL Resources, Inc.	1,435
50	UGI Corp.	1,053
		2,488
	Health Care Equipment & Supplies — 0.4%
29	Mentor Corp.	1,332
	Health Care Providers & Services — 5.3%
31	Aetna, Inc.	1,538
26	Caremark Rx, Inc. (a)	1,271
23	Community Health Systems, Inc. (a)	842
77	Coventry Health Care, Inc. (a)	4,169
44	DaVita, Inc. (a)	2,675
20	Henry Schein, Inc. (a)	951
20	Manor Care, Inc.	887
26	McKesson Corp.	1,361
19	Medco Health Solutions, Inc. (a)	1,073
24	Quest Diagnostics, Inc.	1,205
		15,972
	Hotels, Restaurants & Leisure — 5.3%
53	Applebees International, Inc.	1,299
19	Four Seasons Hotels, Inc. (Canada)	968
16	Harrah’s Entertainment, Inc.	1,213
81	Hilton Hotels Corp.	2,060
41	Outback Steakhouse, Inc.	1,817
16	Panera Bread Co., Class A (a)	1,225
42	Royal Caribbean Cruises Ltd. (Liberia)	1,769
59	Scientific Games Corp., Class A (a)	2,059
37	Sonic Corp. (a)	1,310
12	Station Casinos, Inc.	917
17	Wynn Resorts Ltd. (a)	1,283
		15,920
	Household Durables — 0.8%
29	D.R. Horton, Inc.	947
18	Fortune Brands, Inc.	1,459
		2,406
	Household Products — 1.0%
28	Clorox Co.	1,676
28	Energizer Holdings, Inc. (a)	1,468
		3,144
	Industrial Conglomerates — 0.9%
23	Carlisle Cos., Inc.	1,881
11	Walter Industries, Inc.	733
		2,614
	Insurance — 5.4%
72	Assurant, Inc.	3,536
34	Cincinnati Financial Corp.	1,437
16	Everest Re Group Ltd. (Bermuda)	1,447
36	Genworth Financial, Inc., Class A	1,187
38	Hanover Insurance Group, Inc. (The)	1,982
61	HCC Insurance Holdings, Inc.	2,126
37	IPC Holdings Ltd. (Bermuda)	1,024
104	Old Republic International Corp.	2,272
29	Safeco Corp.	1,441
		16,452
	Internet Software & Services — 0.5%
59	McAfee, Inc. (a)	1,431
	IT Services — 1.5%
18	Affiliated Computer Services, Inc., Class A (a)	1,068
74	Alliance Data Systems Corp. (a)	3,445
		4,513
	Machinery — 1.8%
34	Crane Co.	1,394
12	Harsco Corp.	1,025
23	ITT Industries, Inc.	1,282
26	Oshkosh Truck Corp.	1,637
		5,338
	Media — 4.6%
38	Cablevision Systems New York Group, Class A (a)	1,014
37	Clear Channel Communications, Inc.	1,062

Shares	Security Description	Value
	Media — Continued
51	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,193
21	Gannett Co., Inc.	1,252
14	Getty Images, Inc. (a)	1,011
35	Interactive Data Corp. (a)	813
16	Knight Ridder, Inc.	980
15	McClatchy Co., Class A	728
26	R.H. Donnelley Corp. (a)	1,491
73	Regal Entertainment Group, Class A	1,381
29	Rogers Communications, Inc., Class B (Canada)	1,118
2	Washington Post Co. (The), Class B	1,165
29	XM Satellite Radio Holdings, Inc., Class A (a)	635
		13,843
	Multi-Utilities — 1.5%
34	Energen Corp.	1,176
44	Energy East Corp.	1,076
15	Questar Corp.	1,072
34	SCANA Corp.	1,342
		4,666
	Multiline Retail — 1.1%
43	Family Dollar Stores, Inc.	1,155
21	Federated Department Stores, Inc.	1,541
30	Tuesday Morning Corp.	690
		3,386
	Oil, Gas & Consumable Fuels — 4.2%
22	Consol Energy, Inc.	1,620
42	Devon Energy Corp.	2,557
27	Kinder Morgan, Inc.	2,521
14	Marathon Oil Corp.	1,096
33	Newfield Exploration Co. (a)	1,364
27	Southwestern Energy Co. (a)	879
22	Talisman Energy, Inc. (Canada)	1,175
69	Williams Cos., Inc.	1,469
		12,681
	Paper & Forest Products — 0.4%
44	MeadWestvaco Corp.	1,196
	Personal Products — 0.4%
33	Estee Lauder Cos., Inc. (The), Class A	1,235
	Pharmaceuticals — 2.6%
30	Adams Respiratory Therapeutics, Inc. (a)	1,189
20	Barr Pharmaceuticals, Inc. (a)	1,278
15	Kos Pharmaceuticals, Inc. (a)	726
56	Omnicare, Inc.	3,074
33	Shire plc ADR (United Kingdom)	1,516
		7,783
	Real Estate — 2.6%
47	Brookfield Properties Co. (Canada)	1,591
23	Forest City Enterprises, Inc., Class A	1,080
26	iStar Financial, Inc. REIT	988
54	KKR Financial Corp. REIT	1,209
26	Rayonier, Inc. REIT	1,173
19	Vornado Realty Trust REIT	1,776
		7,817
	Road & Rail — 1.4%
67	J.B.Hunt Transport Services, Inc.	1,448
52	Norfolk Southern Corp.	2,822
		4,270
	Semiconductors & Semiconductor Equipment — 3.6%
31	Broadcom Corp., Class A (a)	1,345
105	Integrated Device Technology, Inc. (a)	1,566
29	KLA-Tencor Corp.	1,398
25	Lam Research Corp. (a)	1,071
31	Linear Technology Corp.	1,098
23	Marvell Technology Group Ltd. (Bermuda) (a)	1,239
44	Microchip Technology, Inc.	1,599
28	Nvidia Corp. (a)	1,580
		10,896
	Software — 3.4%
41	Adobe Systems, Inc. (a)	1,421
35	Amdocs Ltd. (United Kingdom) (a)	1,255
120	BEA Systems, Inc. (a)	1,570
100	CA, Inc.	2,720
60	Citrix Systems, Inc. (a)	2,257
24	NAVTEQ Corp. (a)	1,226
		10,449
	Specialty Retail — 5.4%
33	AnnTaylor Stores Corp. (a)	1,225
55	Autonation, Inc. (a)	1,190
27	AutoZone, Inc. (a)	2,722
57	Bed Bath & Beyond, Inc. (a)	2,179
28	Chico’s FAS, Inc. (a)	1,130
55	Circuit City Stores, Inc.	1,341
61	Limited Brands, Inc.	1,482
30	Tiffany & Co.	1,130
108	TJX Cos., Inc.	2,673
26	Weight Watchers International, Inc.	1,324
		16,396

JPMorgan Mid Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Textiles, Apparel & Luxury Goods — 2.3%
31	Columbia Sportswear Co. (a)	1,626
27	Polo Ralph Lauren Corp.	1,661
62	V.F. Corp.	3,545
		6,832
	Thrifts & Mortgage Finance — 1.7%
35	Golden West Financial Corp.	2,363
25	MGIC Investment Corp.	1,659
25	Webster Financial Corp.	1,202
		5,224
	Wireless Telecommunication Services — 1.1%
34	NII Holdings, Inc. (a)	1,999
34	Telephone & Data Systems, Inc.	1,268
		3,267
	Total Common Stocks (Cost $228,470)	292,006
	Short-Term Investment — 4.5%
	Investment Company — 4.5%
13,550	JPMorgan Prime Money Market Fund (b) (m) (Cost $13,550)	13,550
Principal Amount
	Investments of Cash Collateral for Securities Loaned — 4.7%
	Certificates of Deposit — 0.9%
$700	Credit Suisse First Boston LLC, FRN, 4.90%, 10/17/06	700
1,000	Manufacturers and Traders, FRN, 4.80%, 09/26/06	1,000
1,000	Royal Bank of Canada, FRN, 4.80%, 11/13/06	1,000
		2,700
	Commercial Paper — 0.3%
900	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	900
	Corporate Notes — 2.3%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
1,000	American Express Credit Corp., FRN, 4.72%, 06/12/07	1,000
1,000	Bank of America, N.A., FRN, 4.81%, 11/07/06	1,000
700	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	700
700	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	700
900	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	900
900	Links Finance LLC, FRN, 4.92%, 10/06/06	900
900	Sigma Finance, Inc., FRN, 4.87%, 10/24/07	900
		7,100
	Repurchase Agreements — 1.2%
1,523	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $1,524, collateralized by U.S. Government Agency Mortgages.	1,523
2,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $2,001, collateralized by U.S. Government Agency Mortgages.	2,000
		3,523
	Total Investments of Cash Collateral for Securities Loaned (Cost $14,223)	14,223
	Total Investments — 105.7% (Cost $256,243)	319,779
	Liabilities in Excess of Other Assets — (5.7)%	(17,280)
	Net Assets — 100.0%	$302,499

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,156
Aggregate gross unrealized depreciation	(2,620)
Net unrealized appreciation/depreciation	$63,536
Federal income tax cost of investments	$256,243

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 98.4%
	Common Stocks — 98.4%
	Aerospace & Defense — 2.5%
26	AAR Corp. (a)	$752
37	Armor Holdings, Inc. (a)	2,180
88	Aviall, Inc. (a)	3,343
70	BE Aerospace, Inc. (a)	1,758
13	Ceradyne, Inc. (a)	634
15	Curtiss-Wright Corp.	993
110	Esterline Technologies Corp. (a)	4,698
46	Heico Corp.	1,451
28	Hexcel Corp. (a)	613
59	Kaman Corp.	1,472
304	Moog, Inc., Class A (a)	10,773
36	Orbital Sciences Corp. (a)	562
17	Triumph Group, Inc. (a)	730
14	United Industrial Corp.	859
		30,818
	Air Freight & Logistics — 0.1%
38	Hub Group, Inc., Class A (a)	1,727
	Airlines — 1.3%
42	Alaska Air Group, Inc. (a)	1,503
244	Continental Airlines, Inc., Class B (a)	6,556
235	ExpressJet Holdings, Inc. (a)	1,751
154	Mesa Air Group, Inc. (a)	1,764
122	Pinnacle Airlines Corp. (a)	812
119	Skywest, Inc.	3,483
		15,869
	Auto Components — 0.5%
38	American Axle & Manufacturing Holdings, Inc.	654
69	ArvinMeritor, Inc.	1,026
19	Sauer-Danfoss, Inc.	434
164	Tenneco, Inc. (a)	3,561
		5,675
	Automobiles — 0.5%
80	Fleetwood Enterprises, Inc. (a)	888
99	Thor Industries, Inc.	5,256
17	Winnebago Industries, Inc.	501
		6,645
	Biotechnology — 3.4%
43	Abgenix, Inc. (a)	963
78	Alexion Pharmaceuticals, Inc. (a)	2,770
82	Alkermes, Inc. (a)	1,797
63	Amylin Pharmaceuticals, Inc. (a)	3,064
47	Applera Corp. - Celera Genomics Group (a)	552
56	Cell Genesys, Inc. (a)	447
137	Cubist Pharmaceuticals, Inc. (a)	3,151
31	CV Therapeutics, Inc. (a)	678
31	Diversa Corp. (a)	285
17	Exelixis, Inc. (a)	205
91	Genelabs Technologies (a)	177
58	GTx, Inc. (a)	637
33	ICOS Corp. (a)	736
54	Illumina, Inc. (a)	1,292
96	Incyte Corp. (a)	579
65	InterMune, Inc. (a)	1,198
117	Lifecell Corp. (a)	2,629
42	Martek Biosciences Corp. (a)	1,379
105	Medarex, Inc. (a)	1,392
63	Myogen, Inc. (a)	2,286
94	Myriad Genetics, Inc. (a)	2,463
166	Nektar Therapeutics (a)	3,375
84	Renovis, Inc. (a)	1,789
73	Seattle Genetics, Inc. (a)	378
61	Telik, Inc. (a)	1,177
48	United Therapeutics Corp. (a)	3,201
91	Vertex Pharmaceuticals, Inc. (a)	3,311
62	Viropharma, Inc. (a)	786
		42,697
	Building Products — 1.8%
42	ElkCorp	1,428
24	Griffon Corp. (a)	606
143	Jacuzzi Brands, Inc. (a)	1,406
156	Lennox International, Inc.	4,664
65	NCI Building Systems, Inc. (a)	3,879
167	Universal Forest Products, Inc.	10,596
		22,579
	Capital Markets — 0.6%
152	Knight Capital Group, Inc., Class A (a)	2,123
31	National Financial Partners Corp.	1,752
8	Piper Jaffray Cos. (a)	418
164	Technology Investment Capital Corp.	2,384
48	Waddell & Reed Financial, Inc.	1,097
		7,774
	Chemicals — 1.5%
105	FMC Corp.	6,502
35	Georgia Gulf Corp.	920
13	H.B. Fuller Co.	673
36	Headwaters, Inc. (a)	1,448
113	Hercules, Inc. (a)	1,565
31	Kronos Worlwide, Inc.	953

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Chemicals — Continued
39	NewMarket Corp.	1,837
177	PolyOne Corp. (a)	1,652
28	Schulman (A.), Inc.	683
53	Terra Industries, Inc. (a)	374
141	W.R. Grace & Co. (a)	1,878
70	Wellman, Inc.	448
		18,933
	Commercial Banks — 5.6%
44	Amcore Financial, Inc.	1,401
8	AmericanWest Bancorp (a)	217
20	Ameris Bancorp	464
10	Associated Banc-Corp.	332
12	BancFirst Corp.	541
105	Bank of the Ozarks, Inc.	3,825
15	Capital Corp. of the West	535
3	Capital Crossing Bank (a)	102
35	Capitol Bancorp Ltd.	1,641
22	Cardinal Financial Corp.	298
32	Center Financial Corp.	785
51	Central Pacific Financial Corp.	1,862
22	Chemical Financial Corp.	705
31	City Holding Co.	1,152
30	Columbia Banking System, Inc.	1,007
78	Community Bank System, Inc.	1,740
23	Community Trust Bancorp, Inc.	774
5	Enterprise Financial Services Corp. (a)	129
47	EuroBancshares, Inc. (a)	548
156	First Bancorp	1,924
3	First Regional Bancorp. (a)	232
34	First Republic Bank	1,297
99	First State Bancorp, Inc.	2,629
4	FNB Corp.	136
29	Glacier Bancorp, Inc.	890
89	Gold Banc Corp., Inc.	1,621
53	Greater Bay Bancorp	1,479
72	Hanmi Financial Corp.	1,306
3	Heritage Commerce Corp.	63
97	IBERIABANK Corp.	5,482
71	Independent Bank Corp.	2,025
120	Irwin Financial Corp.	2,318
9	Macatawa Bank Corp.	358
20	MB Financial, Inc.	704
34	Mercantile Bank Corp.	1,330
33	Nara Bancorp, Inc.	570
53	Oriental Financial Group	761
45	Pacific Capital Bancorp	1,536
17	Peoples Bancorp, Inc.	495
8	Premierwest Bancorp	144
112	PrivateBancorp, Inc.	4,647
107	Republic Bancorp, Inc.	1,292
7	Republic Bancorp, Inc., Class A	145
9	Santander Bancorp	236
5	Sierra Bancorp	116
16	Simmons First National Corp., Class A	479
12	Southwest Bancorp, Inc.	274
21	Sterling Bancorp	434
153	Sterling Bancshares, Inc.	2,753
148	Summit Bancshares, Inc.	2,846
15	Sun Bancorp, Inc. (a)	293
8	Taylor Capital Group, Inc.	310
16	TriCo Bancshares	459
27	Umpqua Holdings Corp.	767
82	West Coast Bancorp	2,284
80	Westamerica Bancorporation	4,133
7	Western Sierra Bancorp	326
44	Wilshire Bancorp, Inc.	809
20	Wintrust Financial Corp.	1,181
		69,142
	Commercial Services & Supplies — 2.8%
1	American Ecology Corp.	24
147	Angelica Corp.	3,010
17	Banta Corp.	899
8	Clean Harbors, Inc. (a)	225
26	Coinstar, Inc. (a)	668
9	Consolidated Graphics, Inc. (a)	490
8	CRA International, Inc. (a)	384
36	DiamondCluster International, Inc. (a)	385
48	Duratek, Inc. (a)	1,045
28	Escala Group, Inc. (a)	720
44	Geo Group, Inc. (The) (a)	1,464
9	Gevity HR, Inc.	227
52	Heidrick & Struggles International, Inc. (a)	1,901
45	Hudson Highland Group, Inc. (a)	845
390	IKON Office Solutions, Inc.	5,560
37	Interpool, Inc.	753
49	John H. Harland Co.	1,906
32	Kforce, Inc. (a)	408
24	Korn/Ferry International (a)	481
97	Labor Ready, Inc. (a)	2,326
75	Navigant Consulting, Inc. (a)	1,608
26	Pre-Paid Legal Services, Inc.	937
40	Sourcecorp, Inc. (a)	964

Shares	Security Description	Value
	Commercial Services & Supplies — Continued
58	Spherion Corp. (a)	607
149	TeleTech Holdings, Inc. (a)	1,658
30	Tetra Tech, Inc. (a)	580
62	United Rentals, Inc. (a)	2,149
38	United Stationers, Inc. (a)	2,007
8	Vertrue, Inc. (a)	334
19	Waste Connections, Inc. (a)	764
		35,329
	Communications Equipment — 2.9%
193	3Com Corp. (a)	989
46	Ariba, Inc. (a)	451
144	Arris Group, Inc. (a)	1,976
20	Audiovox Corp. (a)	238
64	Avocent Corp. (a)	2,015
25	Bel Fuse, Inc., Class B	872
43	Black Box Corp.	2,047
43	C-COR, Inc. (a)	376
354	CIENA Corp. (a)	1,845
79	CommScope, Inc. (a)	2,267
19	Comtech Telecommunications Corp. (a)	540
28	Ditech Communications Corp. (a)	292
33	Echelon Corp. (a)	314
98	Extreme Networks, Inc. (a)	490
136	Finisar Corp. (a)	673
87	Foundry Networks, Inc. (a)	1,571
83	Glenayre Technologies, Inc. (a)	436
57	Harmonic, Inc. (a)	365
148	Inter-Tel, Inc.	3,171
43	Interdigital Communications Corp. (a)	1,062
108	MRV Communications, Inc. (a)	443
46	Netgear, Inc. (a)	874
121	Plantronics, Inc.	4,287
20	Polycom, Inc. (a)	440
151	Powerwave Technologies, Inc. (a)	2,040
37	Redback Networks, Inc. (a)	805
58	SafeNet, Inc. (a)	1,536
42	Sonus Networks, Inc. (a)	227
156	Symmetricom, Inc. (a)	1,334
68	Tekelec (a)	942
64	Terayon Communication Systems, Inc. (a)	116
92	Utstarcom, Inc. (a)	577
98	Westell Technologies, Inc., Class A (a)	397
		36,008
	Computers & Peripherals — 1.7%
107	Adaptec, Inc. (a)	593
48	Advanced Digital Information Corp. (a)	419
299	Brocade Communications Systems, Inc. (a)	2,000
36	Dot Hill Systems Corp. (a)	253
17	Electronics for Imaging, Inc. (a)	481
112	Gateway, Inc. (a)	244
79	Hutchinson Technology, Inc. (a)	2,386
33	Hypercom Corp. (a)	311
69	Imation Corp.	2,978
48	Intergraph Corp. (a)	2,012
78	Komag, Inc. (a)	3,699
245	Maxtor Corp. (a)	2,345
21	Novatel Wireless, Inc. (a)	191
48	Palm, Inc. (a)	1,102
148	Quantum Corp. (a)	554
10	Stratasys, Inc. (a)	301
33	Synaptics, Inc. (a)	734
		20,603
	Construction & Engineering — 0.4%
24	Mastec, Inc. (a)	334
52	Quanta Services, Inc. (a)	835
27	URS Corp. (a)	1,083
40	Washington Group International, Inc.	2,278
		4,530
	Construction Materials — 0.6%
20	Ameron International Corp.	1,487
93	Eagle Materials, Inc.	5,911
		7,398
	Consumer Finance — 1.3%
20	ACE Cash Express, Inc. (a)	495
36	Advanta Corp., Class B	1,327
28	Asta Funding, Inc.	918
266	Cash America International, Inc.	7,979
69	CompuCredit Corp. (a)	2,529
38	First Cash Financial Services, Inc. (a)	760
17	United PanAm Financial Corp. (a)	516
74	World Acceptance Corp. (a)	2,028
		16,552
	Containers & Packaging — 0.4%
31	Greif, Inc., Class A	2,114
67	Silgan Holdings, Inc.	2,699
		4,813
	Distributors — 0.3%
51	WESCO International, Inc. (a)	3,435
	Diversified Financial Services — 0.7%
11	Encore Capital Group, Inc. (a)	159

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Diversified Financial Services — Continued
19	eSpeed, Inc. (a)	150
109	GATX Corp.	4,505
17	Lazard Ltd., Class A (Bermuda)	743
-(h)	Marlin Business Services, Inc. (a)	9
70	Nasdaq Stock Market, Inc. (The) (a)	2,787
		8,353
	Diversified Telecommunication Services — 1.6%
53	Broadwing Corp. (a)	782
403	Cincinnati Bell, Inc. (a)	1,821
84	CT Communications, Inc.	1,144
37	Golden Telecom, Inc. (Russia)	1,124
737	Level 3 Communications, Inc. (a)	3,816
612	Premiere Global Services, Inc. (a)	4,929
41	Talk America Holdings, Inc. (a)	346
308	Time Warner Telecom, Inc., Class A (a)	5,527
		19,489
	Electric Utilities — 0.7%
33	Black Hills Corp.	1,125
154	El Paso Electric Co. (a)	2,928
24	Idacorp, Inc.	784
7	MGE Energy, Inc.	232
8	UIL Holdings Corp.	403
101	Unisource Energy Corp.	3,068
		8,540
	Electrical Equipment — 0.3%
13	Encore Wire Corp. (a)	440
63	Evergreen Solar, Inc. (a)	969
79	General Cable Corp. (a)	2,390
30	Power-One, Inc. (a)	215
37	Valence Technology, Inc. (a)	93
		4,107
	Electronic Equipment & Instruments — 2.3%
80	Aeroflex, Inc. (a)	1,097
113	Agilysis, Inc.	1,705
114	Anixter International, Inc.	5,456
80	Bell Microproducts, Inc. (a)	492
72	Benchmark Electronics, Inc. (a)	2,754
56	Brightpoint, Inc. (a)	1,746
38	Checkpoint Systems, Inc. (a)	1,024
79	CTS Corp.	1,060
18	Electro Scientific Industries, Inc. (a)	387
10	FARO Technologies, Inc. (a)	140
110	Global Imaging Systems, Inc (a)	4,178
49	Itron, Inc. (a)	2,915
34	Lexar Media, Inc. (a)	288
18	MTS Systems Corp.	749
16	Plexus Corp. (a)	605
37	Radisys Corp. (a)	742
14	Rofin-Sinar Technologies, Inc. (a)	779
72	Sypris Solutions, Inc.	680
120	TTM Technologies, Inc. (a)	1,736
		28,533
	Energy Equipment & Services — 2.9%
271	Grey Wolf, Inc. (a)	2,013
21	Gulf Island Fabrication, Inc.	492
63	Hanover Compressor Co. (a)	1,172
33	Helix Energy Solutions Group, Inc. (a)	1,251
30	Hydril (a)	2,300
190	Key Energy Services, Inc. (a)	2,857
60	Lone Star Technologies, Inc. (a)	3,308
13	Lufkin Industries, Inc.	715
30	Newpark Resources (a)	245
31	NS Group, Inc. (a)	1,432
91	Oceaneering International, Inc. (a)	5,226
39	Oil States International, Inc. (a)	1,448
171	Parker Drilling Co. (a)	1,583
23	Superior Energy Services, Inc. (a)	603
30	Tetra Technologies, Inc. (a)	1,416
195	Todco, Class A (a)	7,681
60	Veritas DGC, Inc. (a)	2,714
		36,456
	Food & Staples Retailing — 0.5%
18	Nash Finch Co.	541
88	Pantry, Inc. (The) (a)	5,478
42	Pathmark Stores, Inc. (a)	437
28	Spartan Stores, Inc.	360
		6,816
	Food Products — 0.6%
100	American Italian Pasta Co.	628
134	Chiquita Brands International, Inc.	2,252
100	Corn Products International, Inc.	2,963
26	Flowers Foods, Inc.	786
37	J & J Snack Foods Corp.	1,256
		7,885
	Gas Utilities — 1.0%
55	New Jersey Resources Corp.	2,498
56	Nicor, Inc.	2,231
42	Northwest Natural Gas Co.	1,487
48	South Jersey Industries, Inc.	1,306
91	Southwest Gas Corp.	2,535

Shares	Security Description	Value
	Gas Utilities — Continued
62	WGL Holdings, Inc.	1,892
		11,949
	Health Care Equipment & Supplies — 2.5%
62	Align Technology, Inc. (a)	567
5	Analogic Corp.	318
29	Arrow International, Inc.	954
51	Arthrocare Corp. (a)	2,448
13	Aspect Medical Systems, Inc. (a)	359
10	Bio-Rad Laboratories, Inc., Class A (a)	611
31	Biosite, Inc. (a)	1,599
21	Conmed Corp. (a)	400
42	Diagnostic Products Corp.	1,996
240	Encore Medical Corp. (a)	1,227
19	EPIX Pharmaceuticals, Inc. (a)	65
24	Haemonetics Corp. (a)	1,208
21	Immucor, Inc. (a)	592
42	Integra LifeSciences Holdings Corp. (a)	1,701
8	Intuitive Surgical, Inc. (a)	920
21	Inverness Medical Innovations, Inc. (a)	609
28	Kyphon, Inc. (a)	1,038
51	Mentor Corp.	2,302
79	Neurometrix, Inc. (a)	3,065
19	Palomar Medical Technologies, Inc. (a)	642
56	PolyMedica Corp.	2,368
154	Steris Corp.	3,793
72	SurModics, Inc. (a)	2,528
		31,310
	Health Care Providers & Services — 4.1%
54	Alderwoods Group, Inc. (a)	961
194	Alliance Imaging, Inc. (a)	1,247
27	America Service Group, Inc. (a)	349
105	Andrx Corp. (a)	2,488
69	Apria Healthcare Group, Inc. (a)	1,595
100	Centene Corp. (a)	2,920
80	Computer Programs & Systems, Inc.	4,010
13	Dendrite International, Inc. (a)	180
35	Genesis HealthCare Corp. (a)	1,529
57	Kindred Healthcare, Inc. (a)	1,429
55	LCA Vision, Inc.	2,761
67	Merge Technologies, Inc. (a)	1,062
108	Owens & Minor, Inc.	3,526
70	Pediatrix Medical Group, Inc. (a)	7,164
191	Per-Se Technologies, Inc. (a)	5,087
177	PSS World Medical, Inc. (a)	3,414
61	Res-Care, Inc. (a)	1,129
50	Symbion, Inc. (a)	1,137
100	Trizetto Group (a)	1,761
121	United Surgical Partners International, Inc. (a)	4,285
95	Ventiv Health, Inc. (a)	3,156
		51,190
	Hotels, Restaurants & Leisure — 1.8%
103	Ameristar Casinos, Inc.	2,651
40	CKE Restaurants, Inc.	696
74	Domino’s Pizza, Inc.	2,118
15	Dover Downs Gaming & Entertainment, Inc.	335
43	Jack in the Box, Inc. (a)	1,879
180	Landry’s Restaurants, Inc.	6,370
32	Monarch Casino & Resort, Inc. (a)	900
66	Multimedia Games, Inc. (a)	976
35	Rare Hospitality International, Inc. (a)	1,209
129	Ruby Tuesday, Inc.	4,129
38	Ryan’s Restaurant Group, Inc. (a)	552
95	Six Flags, Inc. (a)	970
		22,785
	Household Durables — 1.1%
33	Champion Enterprises, Inc. (a)	498
1	CSS Industries, Inc.	36
51	Jarden Corp. (a)	1,685
69	Levitt Corp., Class A	1,527
46	Stanley Furniture Co., Inc.	1,340
149	Technical Olympic USA, Inc.	3,031
157	Tupperware Corp.	3,222
81	WCI Communities, Inc. (a)	2,265
		13,604
	Industrial Conglomerates — 0.5%
84	Walter Industries, Inc.	5,589
	Insurance — 2.7%
22	American Physicians Capital, Inc. (a)	1,032
49	Argonaut Group, Inc. (a)	1,749
180	Delphi Financial Group, Inc.	9,309
46	Direct General Corp.	776
42	LandAmerica Financial Group, Inc.	2,850
26	Midland Co. (The)	909
3	Navigators Group, Inc. (a)	169
297	PMA Capital Corp., Class A (a)	3,018
24	Safety Insurance Group, Inc.	1,082
40	Selective Insurance Group	2,125
45	Stewart Information Services Corp.	2,104
19	United Fire & Casualty Co.	612
161	Zenith National Insurance Corp.	7,732
		33,467

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Internet & Catalog Retail — 0.3%
24	GSI Commerce, Inc. (a)	410
60	Insight Enterprises, Inc. (a)	1,312
45	Netflix, Inc. (a)	1,299
17	Nutri/System, Inc. (a)	808
		3,829
	Internet Software & Services — 2.1%
3	aQuantive, Inc. (a)	61
81	AsiaInfo Holdings, Inc. (China) (a)	404
27	Blue Coat Systems, Inc. (a)	587
12	Click Commerce, Inc. (a)	294
459	CMGI, Inc. (a)	679
165	CNET Networks, Inc. (a)	2,345
35	Digital Insight Corp. (a)	1,263
39	Digital River, Inc. (a)	1,692
148	Digitas, Inc. (a)	2,127
271	EarthLink, Inc. (a)	2,588
23	Equinix, Inc. (a)	1,496
66	Internet Security Systems (a)	1,592
7	Interwoven, Inc. (a)	63
48	Ipass, Inc. (a)	386
42	j2 Global Communications, Inc. (a)	1,965
51	Openwave Systems, Inc. (a)	1,092
55	RealNetworks, Inc. (a)	450
85	SupportSoft, Inc. (a)	376
101	United Online, Inc.	1,298
90	ValueClick, Inc. (a)	1,524
59	WebEx Communications, Inc. (a)	1,987
28	webMethods, Inc. (a)	237
46	Websense, Inc. (a)	1,263
		25,769
	IT Services — 1.6%
144	Acxiom Corp.	3,718
460	BearingPoint, Inc. (a)	3,902
163	Ciber, Inc. (a)	1,042
35	Covansys Corp. (a)	609
50	CSG Systems International, Inc. (a)	1,165
37	Euronet Worldwide, Inc. (a)	1,411
55	Gartner, Inc., Class A (a)	766
39	Lionbridge Technologies (a)	311
66	Mantech International Corp., Class A (a)	2,186
113	Perot Systems Corp., Class A (a)	1,755
40	Startek, Inc.	945
104	Sykes Enterprises, Inc. (a)	1,472
40	Tyler Technologies, Inc. (a)	439
		19,721
	Leisure Equipment & Products — 0.7%
69	JAKKS Pacific, Inc. (a)	1,856
59	K2, Inc. (a)	740
44	MarineMax, Inc. (a)	1,472
76	RC2 Corp. (a)	3,038
38	Steinway Musical Instruments, Inc. (a)	1,208
		8,314
	Machinery — 4.4%
90	AGCO Corp. (a)	1,860
65	Astec Industries, Inc. (a)	2,334
78	Barnes Group, Inc.	3,155
69	Briggs & Stratton Corp.	2,430
41	Cascade Corp.	2,188
97	Crane Co.	3,966
23	ESCO Technologies, Inc. (a)	1,165
67	Flowserve Corp. (a)	3,920
22	Gardner Denver, Inc. (a)	1,428
41	Greenbrier Cos., Inc.	1,650
23	Intermec, Inc. (a)	705
17	Intevac, Inc. (a)	498
148	JLG Industries, Inc.	4,563
78	Lincoln Electric Holdings, Inc.	4,184
67	Manitowoc Co., Inc. (The)	6,144
11	Middleby Corp. (a)	879
26	NACCO Industries, Inc., Class A	4,049
54	Reliance Steel & Aluminum Co.	5,062
11	Sun Hydraulics, Inc.	229
15	Tecumseh Products Co., Class A	373
35	Valmont Industries, Inc.	1,459
51	Wabash National Corp.	1,015
43	Watts Water Technologies, Inc., Class A	1,574
		54,830
	Marine — 0.1%
21	Kirby Corp. (a)	1,444
	Media — 1.5%
20	Advo, Inc.	637
37	Catalina Marketing Corp.	850
1,006	Charter Communications, Inc., Class A (a)	1,096
45	Gray Television, Inc.	376
196	Lodgenet Entertainment Corp. (a)	3,058
39	Media General, Inc., Class A	1,832
265	Mediacom Communications Corp., Class A (a)	1,523
75	Playboy Enterprises, Inc., Class B (a)	1,058
67	ProQuest Co. (a)	1,422
251	Radio One, Inc., Class D (a)	1,873
26	Saga Communications, Inc., Class A (a)	247
58	Scholastic Corp. (a)	1,549

Shares	Security Description	Value
	Media — Continued
72	Sinclair Broadcast Group, Inc., Class A	587
5	Triple Crown Media, Inc. (a)	27
41	Valassis Communications, Inc. (a)	1,201
93	World Wrestling Entertainment, Inc.	1,573
		18,909
	Metals & Mining — 2.4%
24	Chaparral Stell Co. (a)	1,565
24	Cleveland-Cliffs, Inc.	2,056
216	Commercial Metals Co.	11,527
17	Metal Management, Inc.	551
39	NN, Inc.	509
94	Quanex Corp.	6,267
84	Ryerson Tull, Inc.	2,245
78	Steel Dynamics, Inc.	4,414
		29,134
	Multi-Utilities — 0.5%
63	Avista Corp.	1,305
53	NorthWestern Corp.	1,657
238	Sierra Pacific Resources (a)	3,285
		6,247
	Oil, Gas & Consumable Fuels — 2.9%
42	ATP Oil & Gas Corp. (a)	1,835
23	Callon Petroleum Co. (a)	486
56	Cimarex Energy Co.	2,418
22	Clayton Williams Energy, Inc. (a)	896
31	Comstock Resources, Inc. (a)	923
51	Energy Partners Ltd. (a)	1,198
51	Frontier Oil Corp.	3,051
24	Giant Industries, Inc. (a)	1,697
35	Gulfmark Offshore, Inc. (a)	965
27	Holly Corp.	2,031
177	Houston Exploration Co. (a)	9,333
44	KCS Energy, Inc. (a)	1,149
19	Penn Virginia Corp.	1,377
22	Remington Oil & Gas Corp. (a)	964
72	St. Mary Land & Exploration Co.	2,952
46	Stone Energy Corp. (a)	2,043
42	Swift Energy Co. (a)	1,577
19	World Fuel Services Corp.	785
		35,680
	Personal Products — 0.2%
57	Parlux Fragrances, Inc. (a)	1,841
92	Playtex Products, Inc. (a)	963
		2,804
	Pharmaceuticals — 1.7%
62	Adams Respiratory Therapeutics, Inc. (a)	2,454
180	Adolor Corp. (a)	4,289
46	Alpharma, Inc., Class A (a)	1,223
64	AtheroGenics, Inc. (a)	1,040
196	AVANIR Pharmaceuticals, Class A (a)	2,870
25	Bentley Pharmaceuticals, Inc. (a)	331
324	Cypress Bioscience, Inc. (a)	2,039
59	Durect, Corp. (a)	374
58	Medicis Pharmaceutical Corp., Class A	1,884
12	Par Pharmaceutical Cos, Inc. (a)	335
44	Progenics Pharmaceuticals, Inc. (a)	1,171
18	Salix Pharmaceuticals Ltd. (a)	299
80	Theravance, Inc. (a)	2,238
		20,547
	Real Estate — 7.6%
135	American Home Mortgage Investment Corp. REIT	4,226
140	Anthracite Capital, Inc. REIT	1,534
107	Ashford Hospitality Trust, Inc. REIT	1,321
38	Bluegreen Corp. (a)	505
24	Boykin Lodging Co. REIT (a)	270
28	Brandywine Realty Trust REIT	889
58	Entertainment Properties Trust REIT	2,435
127	Equity Inns, Inc. REIT	2,054
89	FelCor Lodging Trust, Inc. REIT	1,882
101	First Potomac Realty Trust REIT (m)	2,856
62	Glimcher Realty Trust REIT	1,766
54	Impac Mortgage Holdings, Inc. REIT	524
274	Innkeepers USA Trust REIT	4,643
46	Jones Lang LaSalle, Inc.	3,529
156	Kilroy Realty Corp. REIT	12,060
33	LaSalle Hotel Properties REIT	1,361
205	Lexington Corporate Properties Trust REIT	4,278
165	LTC Properties, Inc. REIT	3,833
298	Meristar Hospitality Corp. REIT (a)	3,096
126	MFA Mortgage Investments, Inc. REIT	799
186	Mid-America Apartment Communities, Inc. REIT	10,178
19	National Health Investors, Inc. REIT	478
31	Novastar Financial, Inc. REIT	1,037
123	Pennsylvania Real Estate Investment Trust REIT	5,416
146	Post Properties, Inc. REIT	6,488
175	RAIT Investment Trust REIT	4,939
83	Saul Centers, Inc. REIT	3,653
206	Sunstone Hotel Investors, Inc. REIT	5,965
46	Taubman Centers, Inc. REIT	1,929
		93,944

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Road & Rail — 2.0%
23	Amerco, Inc. (a)	2,266
34	Arkansas Best Corp.	1,334
40	Bristow Group, Inc. (a)	1,248
83	Dollar Thrifty Automotive Group, Inc. (a)	3,746
10	Frozen Food Express Industries (a)	109
158	Genesee & Wyoming, Inc. (a)	4,837
13	Marten Transport Ltd. (a)	242
32	Old Dominion Freight Line (a)	861
109	RailAmerica, Inc. (a)	1,158
136	SCS Transportation, Inc. (a)	3,944
85	Sirva, Inc. (a)	728
72	U.S. Xpress Enterprises, Inc. (a)	1,398
14	USA Truck, Inc. (a)	340
107	Werner Enterprises, Inc.	1,966
		24,177
	Semiconductors & Semiconductor Equipment — 5.5%
33	Actel Corp. (a)	520
43	ADE Corp. (a)	1,320
90	Advanced Energy Industries, Inc. (a)	1,269
135	AMIS Holdings, Inc. (a)	1,222
209	Amkor Technology, Inc. (a)	1,809
145	Applied Micro Circuits Corp. (a)	590
98	Asyst Technologies, Inc. (a)	1,019
408	Atmel Corp. (a)	1,924
24	ATMI, Inc. (a)	725
89	Axcelis Technologies, Inc. (a)	520
25	Brooks Automation, Inc. (a)	360
50	Cabot Microelectronics Corp. (a)	1,836
146	Cirrus Logic, Inc. (a)	1,236
52	Cohu, Inc.	1,112
471	Conexant Systems, Inc. (a)	1,626
72	Credence Systems Corp. (a)	530
56	Cymer, Inc. (a)	2,554
112	Cypress Semiconductor Corp. (a)	1,897
46	Diodes, Inc. (a)	1,918
31	DSP Group, Inc. (a)	902
100	Entegris, Inc. (a)	1,068
28	Exar Corp. (a)	398
50	Fairchild Semiconductor International, Inc. (a)	961
22	Genesis Microchip, Inc. (a)	378
62	Integrated Device Technology, Inc. (a)	921
36	Integrated Silicon Solutions, Inc. (a)	238
83	IXYS Corp. (a)	762
32	Kopin Corp. (a)	161
99	Kulicke & Soffa Industries, Inc. (a)	942
64	Lattice Semiconductor Corp. (a)	426
75	LTX Corp. (a)	407
84	Mattson Technology, Inc. (a)	1,013
114	Micrel, Inc. (a)	1,685
85	Microsemi Corp. (a)	2,460
105	MIPS Technologies, Inc. (a)	786
25	MKS Instruments, Inc. (a)	583
92	Omnivision Technologies, Inc. (a)	2,781
431	ON Semiconductor Corp. (a)	3,128
93	Photronics, Inc. (a)	1,752
47	Pixelworks, Inc. (a)	233
131	PMC-Sierra, Inc. (a)	1,606
24	Power Integrations, Inc. (a)	597
75	Rambus, Inc. (a)	2,935
242	RF Micro Devices, Inc. (a)	2,089
35	Rudolph Technologies, Inc. (a)	591
14	Semitool, Inc. (a)	156
62	Semtech Corp. (a)	1,102
56	Sigmatel, Inc. (a)	493
119	Silicon Image, Inc. (a)	1,222
52	Silicon Laboratories, Inc. (a)	2,863
85	Silicon Storage Technology, Inc. (a)	374
168	Skyworks Solutions, Inc. (a)	1,137
24	Standard Microsystems Corp. (a)	624
17	Supertex, Inc. (a)	643
39	Tessera Technologies, Inc. (a)	1,258
12	Ultratech, Inc. (a)	299
46	Varian Semiconductor Equipment Associates, Inc. (a)	1,302
232	Vitesse Semiconductor Corp. (a)	831
68	Zoran Corp. (a)	1,488
		67,582
	Software — 2.4%
10	Ansoft Corp. (a)	409
31	Ansys, Inc. (a)	1,652
70	Aspen Technology, Inc. (a)	884
48	Borland Software Corp. (a)	261
42	Epicor Software Corp. (a)	568
35	EPIQ Systems, Inc. (a)	667
32	Factset Research Systems, Inc.	1,433
21	Filenet Corp. (a)	565
59	Informatica Corp. (a)	913
10	Intervideo, Inc. (a)	108
17	InterVoice, Inc. (a)	147
44	JDA Software Group, Inc. (a)	641
17	Kronos, Inc. (a)	628
21	Macrovision Corp. (a)	472

Shares	Security Description	Value
	Software — Continued
49	Magma Design Automation, Inc. (a)	424
39	Manhattan Associates, Inc. (a)	862
41	Mapinfo Corp. (a)	573
75	Mentor Graphics Corp. (a)	830
26	MicroStrategy, Inc. (a)	2,748
23	MRO Software, Inc. (a)	373
148	Parametric Technology Corp. (a)	2,419
10	Pegasystems, Inc. (a)	81
90	Phoenix Technologies Ltd. (a)	607
121	Progress Software Corp. (a)	3,523
20	Quality Systems, Inc. (a)	649
30	Quest Software, Inc. (a)	499
180	Secure Computing Corp. (a)	2,078
8	SPSS, Inc. (a)	250
35	Talx Corp.	1,002
52	TIBCO Software, Inc. (a)	431
15	TradeStation Group, Inc. (a)	200
62	Transaction Systems Architechs, Inc. (a)	1,923
71	Wind River Systems, Inc. (a)	879
		29,699
	Specialty Retail — 5.1%
440	Aaron Rents, Inc.	11,959
127	Asbury Automotive Group, Inc. (a)	2,503
27	Big 5 Sporting Goods Corp.	525
28	Build-A-Bear Workshop, Inc. (a)	861
41	Building Material Holding Corp.	1,454
17	Burlington Coat Factory Warehouse Corp.	759
535	Charming Shoppes, Inc. (a)	7,958
48	Children’s Place Retail Stores, Inc. (The) (a)	2,797
184	CSK Auto Corp. (a)	2,549
101	Dress Barn, Inc. (a)	4,843
11	GameStop Corp., Class A (a)	536
60	Genesco, Inc. (a)	2,318
122	Guess?, Inc. (a)	4,768
46	HOT Topic, Inc. (a)	671
66	Lithia Motors, Inc., Class A	2,280
72	Movie Gallery, Inc.	217
135	Pacific Sunwear of California, Inc. (a)	2,994
71	Petco Animal Supplies, Inc. (a)	1,678
65	Select Comfort Corp. (a)	2,551
27	Sonic Automotive, Inc.	752
18	Sports Authority, Inc. (The) (a)	664
63	Stage Stores, Inc.	1,870
121	Too, Inc. (a)	4,153
33	United Auto Group, Inc.	1,423
		63,083
	Textiles, Apparel & Luxury Goods — 1.0%
53	Brown Shoe Co., Inc.	2,776
15	Deckers Outdoor Corp. (a)	588
24	DHB Industries, Inc. (a)	114
26	K-Swiss, Inc., Class A	787
59	Kenneth Cole Productions, Inc., Class A	1,623
57	Movado Group, Inc.	1,311
12	Oxford Industries, Inc.	624
29	Russell Corp.	397
93	Skechers U.S.A., Inc., Class A (a)	2,326
49	Unifirst Corp.	1,634
		12,180
	Thrifts & Mortgage Finance — 2.8%
60	Accredited Home Lenders Holding Co. (a)	3,076
178	BankAtlantic Bancorp, Inc., Class A	2,564
26	Commercial Capital Bancorp, Inc.	360
117	Corus Bankshares, Inc.	6,960
27	Dime Community Bancshares	392
8	Federal Agricultural Mortgage Corp., Class C	227
105	First Niagara Financial Group, Inc.	1,543
17	First Place Financial Corp.	417
26	FirstFed Financial Corp. (a)	1,543
32	Flagstar Bancorp, Inc.	488
94	Fremont General Corp.	2,016
39	Gibraltar Industries, Inc.	1,162
10	Horizon Financial Corp.	261
19	ITLA Capital Corp.	902
120	Partners Trust Financial Group, Inc.	1,424
105	Provident New York Bancorp	1,367
189	R&G Financial Corp., Class B	2,389
77	Sterling Financial Corp.	2,242
352	W Holding Co., Inc.	2,769
39	WSFS Financial Corp.	2,469
		34,571
	Tobacco — 0.4%
232	Alliance One International, Inc.	1,129
86	Universal Corp.	3,144
19	Vector Group, Ltd.	365
		4,638
	Trading Companies & Distributors — 1.3%
340	Applied Industrial Technologies, Inc.	15,176
22	Nuco2, Inc. (a)	705
		15,881
	Wireless Telecommunication Services — 0.4%
106	Centennial Communications Corp. (a)	780
488	Dobson Communications Corp. (a)	3,913

JPMorgan Small Cap Core Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Wireless Telecommunication Services — Continued
33	InPhonic, Inc. (a)	233
		4,926
	Total Common Stocks (Cost $948,266)	1,218,509
	Short-Tem Investments — 1.7%
	Investment Company — 1.6%
19,290	JPMorgan Prime Money Market Fund (b) (m)	19,290
Principal Amount
	U.S. Treasury Obligation — 0.1%
$1,400	U.S. Treasury Notes (k) (m)	1,382
	2.88%, 11/30/06
	Total-Short Term Investments (Cost $20,675)	20,672
	Investment of Cash Collateral for Securities Loaned — 23.8%
	Certificates of Deposit — 2.7%
10,000	Credit Suisse First Boston LLC, FRN, 4.90%, 10/17/06	10,000
7,998	Natexis Banques Populaires, 4.89%, 01/09/08	7,998
7,499	Nordea Bank, 4.82%, 01/03/07	7,499
8,500	Royal Bank of Canada, FRN, 4.80%, 11/13/06	8,500
		33,997
	Commercial Paper — 1.9%
13,906	ASAP Funding Ltd. 4.78%, 05/05/06	13,906
10,000	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	10,000
		23,906
	Corporate Notes — 9.0%
5,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	5,000
9,500	Bank of America N.A., FRN, 4.81%, 11/07/06	9,500
12,250	CDC Financial Products Inc., FRN, 4.98%, 05/01/06	12,250
14,400	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	14,400
8,757	General Electric Capital Corp., FRN, 4.93%, 05/12/06	8,757
5,000	Goldman Sachs Group, Inc., FRN, 5.04%, 12/28/07	5,000
5,997	K2(USA) LLC, FRN, 4.89%, 02/15/08	5,997
7,500	Landsbanki Islands HF, FRN, 4.83%, 04/30/07	7,500
8,899	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	8,899
9,698	Links Finance LLC, FRN, 4.87%, 10/15/07	9,698
	Sigma Finance Inc., FRN,
8,898	4.87%, 10/24/07	8,898
4,997	4.89%, 02/27/08	4,997
10,000	Wachovia Bank N.A, 4.80%, 10/02/06	10,000
		110,896
	Repurchase Agreements — 10.2%
26,387	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $26,398, collateralized by U.S. Government Agency Mortgages.	26,387
25,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $25,010, collateralized by U.S. Government Agency Mortgages.	25,000
25,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $25,010, collateralized by U.S. Government Agency Mortgages.	25,000
25,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $25,010, collateralized by U.S. Government Agency Mortgages.	25,000
25,000	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $25,010, collateralized by U.S. Government Agency Mortgages.	25,000
		126,387
	Total Investments of Cash Collateral for Securities Loaned (Cost $295,186)	295,186
	Total Investments — 123.9% (Cost $1,264,127)	1,534,367
	Liabilities in Excess of Other Assets — (23.9)%	(295,793)
	Net Assets — 100.0%	$1,238,574

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust
USD	United States Dollar

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date Notional Value at 3/31/06 (USD)	Unrealized Appreciation (USD)
45	Russell 2000 Index	June, 2006 $17,366	$990

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,408
Aggregate gross unrealized depreciation	(51,168)
Net unrealized appreciation/depreciation	$270,240
Federal income tax cost of investments	$1,264,127

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in Thousands)

Shares	Security Description	Value
	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Aerospace & Defense — 2.1%
90	Alliant Techsystems, Inc. (a)	$6,958
160	Esterline Technologies Corp. (a)	6,848
		13,806
	Automobiles — 0.5%
113	Winnebago Industries, Inc.	3,416
	Biotechnology — 0.7%
99	ICOS Corp. (a)	2,190
173	Viropharma, Inc. (a)	2,194
		4,384
	Chemicals — 4.8%
289	Airgas, Inc.	11,293
183	Albemarle Corp.	8,281
261	Scotts Miracle-Gro Co. (The), Class A	11,962
		31,536
	Commercial Banks — 7.3%
121	Alabama National Bancorp	8,270
70	Boston Private Financial Holdings, Inc.	2,358
134	East-West Bancorp, Inc.	5,170
76	First Community Bancorp, Inc.	4,388
151	Hancock Holding Co.	7,024
49	MB Financial, Inc.	1,724
188	SY Bancorp, Inc.	4,975
342	United Bancshares, Inc.	13,104
24	Western Alliance Bancorp (a)	880
		47,893
	Commercial Services & Supplies — 3.6%
518	Hudson Highland Group, Inc. (a)	9,802
62	Morningstar, Inc. (a)	2,762
283	Waste Connections, Inc. (a)	11,247
		23,811
	Communications Equipment — 0.5%
108	Avocent Corp. (a)	3,434
	Computers & Peripherals — 1.2%
187	Intergraph Corp. (a)	7,807
	Construction & Engineering — 1.6%
758	Comfort Systems USA, Inc.	10,226
	Containers & Packaging — 2.2%
75	Aptargroup, Inc.	4,116
261	Silgan Holdings, Inc.	10,468
		14,584
	Distributors — 1.0%
302	Reddy Ice Holdings, Inc.	6,714
	Diversified Telecommunication Services — 1.5%
251	Commonwealth Telephone Enterprises, Inc.	8,661
103	NTELOS Holdings Corp. (a)	1,439
		10,100
	Electric Utilities — 1.0%
95	ITC Holdings Corp.	2,483
180	Pike Electric Corp. (a)	3,776
		6,259
	Electrical Equipment — 1.1%
229	General Cable Corp. (a)	6,936
	Electronic Equipment & Instruments — 2.5%
224	Anixter International, Inc.	10,722
89	Scansource, Inc. (a)	5,388
		16,110
	Energy Equipment & Services — 2.6%
124	FMC Technologies, Inc. (a)	6,326
207	Universal Compression Holdings, Inc. (a)	10,499
		16,825
	Gas Utilities — 1.0%
117	Atmos Energy Corp.	3,081
79	New Jersey Resources Corp.	3,579
		6,660
	Health Care Equipment & Supplies — 3.5%
117	Advanced Medical Optics, Inc. (a)	5,461
72	Arthrocare Corp. (a)	3,453
63	Idexx Laboratories, Inc. (a)	5,467
205	Sybron Dental Specialties, Inc. (a)	8,454
		22,835
	Health Care Providers & Services — 6.5%
706	Alderwoods Group, Inc. (a)	12,634
195	AMN Healthcare Services, Inc. (a)	3,645
190	Kindred Healthcare, Inc. (a)	4,778
211	LifePoint Hospitals, Inc. (a)	6,556
482	PSS World Medical, Inc. (a)	9,290
147	Sunrise Senior Living, Inc. (a)	5,744
		42,647
	Hotels, Restaurants & Leisure — 4.2%
455	Applebee’s International, Inc.	11,163
82	Lone Star Steakhouse & Saloon, Inc.	2,319
251	Orient-Express Hotels Ltd. (Bermuda)	9,851
133	Papa John’s International, Inc. (a)	4,360
		27,693

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in Thousands)

Shares	Security Description	Value
	Household Durables — 4.6%
423	Jarden Corp. (a)	13,909
658	Williams Scotsman International, Inc. (a)	16,475
		30,384
	Insurance — 4.4%
159	American Physicians Capital, Inc. (a)	7,632
253	ProAssurance Corp. (a)	13,166
137	RLI Corp.	7,822
		28,620
	Internet Software & Services — 1.7%
398	Digitas, Inc. (a)	5,728
458	Liquidity Services, Inc. (a)	5,607
		11,335
	IT Services — 1.5%
146	CACI International, Inc., Class A (a)	9,613
	Machinery — 6.6%
240	Kaydon Corp.	9,666
81	Lincoln Electric Holdings, Inc.	4,346
141	Manitowoc Co., Inc. (The)	12,889
183	Oshkosh Truck Corp.	11,402
101	Toro Co.	4,823
		43,126
	Marine — 0.7%
379	Horizon Lines, Inc., Class A	4,912
	Media — 3.8%
220	Entercom Communications Corp.	6,148
239	Interactive Data Corp. (a)	5,609
176	Lee Enterprises, Inc.	5,856
125	R.H. Donnelley Corp. (a)	7,256
		24,869
	Metals & Mining — 2.3%
161	Commercial Metals Co.	8,606
271	Compass Minerals International, Inc.	6,765
		15,371
	Multi-Utilities — 0.7%
146	NorthWestern Corp.	4,540
	Oil, Gas & Consumable Fuels — 3.6%
163	Denbury Resources, Inc. (a)	5,175
215	Linn Energy LLC (a)	4,388
148	Southwestern Energy Co. (a)	4,754
229	St. Mary Land & Exploration Co.	9,334
		23,651
	Real Estate — 6.3%
61	Alexandria Real Estate Equities, Inc. REIT	5,853
122	EastGroup Properties, Inc. REIT	5,797
94	First Potomac Realty Trust REIT (m)	2,659
134	Jones Lang LaSalle, Inc.	10,264
439	Lexington Corporate Properties Trust REIT	9,153
141	Mid-America Apartment Communities, Inc. REIT	7,720
		41,446
	Road & Rail — 1.8%
97	Arkansas Best Corp.	3,787
184	Landstar System, Inc.	8,096
		11,883
	Semiconductors & Semiconductor Equipment — 1.6%
53	Cymer, Inc. (a)	2,417
111	Standard Microsystems Corp. (a)	2,884
194	Varian Semiconductor Equipment Associates, Inc. (a)	5,456
		10,757
	Software — 1.0%
149	Micros Systems, Inc. (a)	6,860
	Specialty Retail — 2.5%
105	Genesco, Inc. (a)	4,101
197	Men’s Wearhouse, Inc.	7,084
350	New York & Co., Inc. (a)	5,232
		16,417
	Textiles, Apparel & Luxury Goods — 1.0%
68	Columbia Sportswear Co. (a)	3,637
86	Timberland Co., Class A (a)	2,937
		6,574
	Trading Companies & Distributors — 3.5%
208	Nuco2, Inc. (a)	6,615
234	TransDigm Group, Inc. (a)	6,036
141	Watsco, Inc.	10,032
		22,683
	Total Common Stocks (Cost $485,117)	636,717
	Short-Term Investment — 2.3%
	Investment Company — 2.3%
15,183	JPMorgan Prime Money Market Fund (b) (m) (Cost $15,183)	15,183
Principal Amount
	Investments of Cash Collateral for Securities Loaned — 22.1%
	Certificates of Deposit — 1.5%
$5,000	Credit Suisse First Boston LLC, FRN, 4.90%, 10/17/06	5,000
4,750	Royal Bank of Canada, FRN, 4.80%, 11/13/06	4,750

Shares	Security Description	Value
	Certificates of Deposit — Continued
		9,750
	Commercial Paper — 1.7%
6,953	ASAP Funding Ltd., FRN, 4.78%, 05/05/06	6,953
4,500	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	4,500
		11,453
	Corporate Notes — 8.5%
5,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	5,000
2,000	American Express Credit Corp., FRN, 4.72%, 06/12/07	2,000
5,000	Bank of America N.A., FRN, 4.81%, 11/07/06	5,000
5,500	Beta Finance, Inc., FRN, 4.87%, 01/15/08	5,500
4,700	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	4,700
7,200	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	7,200
4,998	K2(USA) LLC, FRN, 4.89%, 02/15/08	4,998
5,000	Landsbanki Islands HF, FRN, 4.83%, 04/30/07	5,000
4,499	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	4,499
	Links Finance LLC, FRN,
4,699	4.87%, 10/15/07	4,699
400	4.92%, 10/06/06	400
	Sigma Finance Inc., FRN,
4,499	4.87%, 10/24/07	4,499
1,999	4.89%, 02/27/08	1,999
		55,494
	Repurchase Agreements — 10.4%
15,631	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $15,637, collateralized by U.S. Government Agency Mortgages.	15,631
17,500	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $17,507, collateralized by U.S. Government Agency Mortgages.	17,500
17,500	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $17,507, collateralized by U.S. Government Agency Mortgages.	17,500
17,500	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $17,507, collateralized by U.S. Government Agency Mortgages.	17,500
		68,131
	Total Investments of Cash Collateral for Securities Loaned (Cost $144,828)	144,828
	Total Investments — 121.4% (Cost $645,128)	796,728
	Liabilities in Excess of Other Assets — (21.4)%	(140,266)
	Net Assets — 100.0%	$656,462

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,097
Aggregate gross unrealized depreciation	(7,497)
Net unrealized appreciation/depreciation	$151,600
Federal income tax cost of investments	$645,128

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in Thousands)

Shares	Security Description	Value ($)
	Long-Term Investments — 97.3%
	Common Stocks — 97.3%
	Aerospace & Defense — 2.2%
2	Heico Corp.	73
1	Precision Castparts Corp.	41
		114
	Airlines — 1.1%
3	Airtran Holdings, Inc. (a)	56
	Biotechnology — 0.8%
1	Cubist Pharmaceuticals, Inc. (a)	18
2	Dusa Pharmaceuticals, Inc. (a)	16
1	Telik, Inc. (a)	10
		44
	Building Products — 4.5%
4	Apogee Enterprises, Inc.	61
4	ElkCorp	121
1	Universal Forest Products, Inc.	51
		233
	Capital Markets — 3.8%
1	Affiliated Managers Group, Inc. (a)	75
1	Investment Technology Group, Inc. (a)	40
6	Technology Investment Capital Corp.	81
		196
	Commercial Banks — 3.8%
2	Columbia Banking System, Inc.	60
2	East-West Bancorp, Inc.	65
3	Texas Regional Bancshares, Inc.	75
		200
	Commercial Services & Supplies — 1.6%
8	Spherion Corp. (a)	81
	Communications Equipment — 3.8%
2	Avocent Corp. (a)	70
3	CommScope, Inc. (a)	97
2	Powerwave Technologies, Inc. (a)	31
		198
	Construction & Engineering — 1.9%
3	Shaw Group, Inc. (The) (a)	97
	Containers & Packaging — 4.9%
5	Crown Holdings, Inc. (a)	94
6	Intertape Polymer Group, Inc. (Canada) (a)	51
3	Silgan Holdings, Inc.	112
		257
	Diversified Financial Services — 2.1%
5	Marlin Business Services, Inc. (a)	111
	Diversified Telecommunication Services — 1.7%
3	Cbeyond Communications, Inc. (a)	50
3	CT Communications, Inc.	39
		89
	Electric Utilities — 1.8%
7	CMS Energy Corp. (a)	91
	Electrical Equipment — 3.5%
1	Acuity Brands, Inc.	48
4	General Cable Corp. (a)	127
-(h)	Greatbatch, Inc. (a)	7
		182
	Electronic Equipment & Instruments — 4.3%
4	Aeroflex, Inc. (a)	50
2	Anixter International, Inc.	105
2	Benchmark Electronics, Inc. (a)	69
		224
	Energy Equipment & Services — 2.5%
2	Gulf Island Fabrication, Inc.	36
2	Hornbeck Offshore Services, Inc. (a)	61
1	Oceaneering International, Inc. (a)	34
		131
	Health Care Equipment & Supplies — 1.2%
1	DJ Orthopedics, Inc. (a)	32
1	Hologic, Inc. (a)	28
		60
	Health Care Providers & Services — 1.0%
1	American Dental Partners, Inc. (a)	11
1	Kindred Healthcare, Inc. (a)	28
1	Symbion, Inc. (a)	13
		52
	Household Durables — 6.6%
10	Champion Enterprises, Inc. (a)	151
4	Interface, Inc., Class A (a)	54
2	Jarden Corp. (a)	59
1	Meritage Homes Corp. (a)	28
2	Tupperware Corp.	49
		341
	Industrial Conglomerates — 1.0%
1	Walter Industries, Inc.	53
	Insurance — 3.3%
2	Hanover Insurance Group, Inc. (The)	110

JPMorgan Strategic Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in Thousands)

Shares	Security Description	Value ($)
	Insurance — Continued
-(h)	James River Group, Inc. (a)	3
1	ProAssurance Corp. (a)	57
		170
	Leisure Equipment & Products — 2.2%
2	JAKKS Pacific, Inc. (a)	48
2	MarineMax, Inc. (a)	67
		115
	Machinery — 5.3%
2	Gardner Denver, Inc. (a)	130
1	Kennametal, Inc.	61
2	Trinity Industries, Inc.	82
		273
	Media — 0.3%
-(h)	Media General, Inc., Class A	14
	Metals & Mining — 4.3%
3	Century Aluminum Co. (a)	128
2	Commercial Metals Co.	96
		224
	Multi-Utilities — 1.8%
3	Energen Corp.	91
	Oil & Gas — 1.2%
4	Warren Resources, Inc. (a)	63
	Oil, Gas & Consumable Fuels — 0.9%
5	Brigham Exploration Co. (a)	47
	Pharmaceuticals — 1.4%
5	Cypress Bioscience, Inc. (a)	29
1	Nastech Pharmaceutical Co., Inc. (a)	25
1	Theravance, Inc. (a)	20
		74
	Real Estate — 6.5%
2	Agree Realty Corp. REIT	71
1	Brandywine Realty Trust REIT	25
3	KKR Financial Corp. REIT	65
2	Mid-America Apartment Communities, Inc. REIT	99
2	Universal Health Realty Income Trust REIT	80
		340
	Semiconductors & Semiconductor Equipment — 2.1%
5	Cirrus Logic, Inc. (a)	46
1	Cymer, Inc. (a)	27
3	Integrated Device Technology, Inc. (a)	37
		110
	Software — 2.1%
3	Epicor Software Corp. (a)	34
2	Informatica Corp. (a)	37
3	Secure Computing Corp. (a)	36
		107
	Specialty Retail — 3.5%
3	Charming Shoppes, Inc. (a)	46
3	CSK Auto Corp. (a)	45
3	Lithia Motors, Inc., Class A	90
		181
	Thrifts & Mortgage Finance — 5.9%
8	BankAtlantic Bancorp, Inc., Class A	121
2	Berkshire Hills Bancorp, Inc.	70
4	Brookline Bancorp, Inc.	68
4	Commercial Capital Bancorp, Inc.	49
		308
	Transportation Infrastructure — 2.4%
3	American Commercial Lines, Inc. (a)	127
	Total Common Stocks (Cost $4,870)	5,054
	Short-Term Investment — 4.7%
	Investment Company — 4.7%
245	JPMorgan Prime Money Market Fund (b)(Cost $245)	245
	Total Investments — 102.0% (Cost $5,115)	5,299
	Liabilities in Excess of Other Assets — (2.0)%	(106)
	Net Assets — 100.0%	$5,193

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256
Aggregate gross unrealized depreciation	(72)
Net unrealized appreciation/depreciation	$184
Federal income tax cost of investments	$5,115

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 100.0%
	Common Stocks — 100.0%
	Aerospace & Defense — 1.4%
117	Honeywell International, Inc.	$4,990
318	United Technologies Corp.	18,454
		23,444
	Air Freight & Logistics — 1.0%
142	FedEx Corp.	16,064
	Auto Components — 1.6%
342	Johnson Controls, Inc.	25,933
	Beverages — 1.4%
556	Coca-Cola Co. (The)	23,274
	Biotechnology — 1.5%
341	Amgen, Inc. (a)	24,815
	Capital Markets — 3.1%
309	Bank of New York Co., Inc. (The)	11,118
74	Goldman Sachs Group, Inc.	11,576
358	Morgan Stanley	22,518
53	State Street Corp.	3,176
42	T. Rowe Price Group, Inc.	3,254
		51,642
	Chemicals — 2.6%
224	Air Products & Chemicals, Inc.	15,051
498	Praxair, Inc.	27,483
10	Tronox, Inc., Class B	175
		42,709
	Commercial Banks — 6.3%
829	Bank of America Corp.	37,775
102	Marshall & Ilsley Corp.	4,443
114	North Fork Bancorp, Inc.	3,296
91	Regions Financial Corp.	3,207
64	SunTrust Banks, Inc.	4,686
362	U.S. Bancorp	11,028
145	Wachovia Corp.	8,118
506	Wells Fargo & Co.	32,337
		104,890
	Commercial Services & Supplies — 0.2%
95	Waste Management, Inc.	3,363
	Communications Equipment — 5.2%
1,240	Cisco Systems, Inc. (a)	26,868
854	Corning, Inc. (a)	22,986
371	Juniper Networks, Inc. (a)	7,102
388	Motorola, Inc.	8,886
243	Nokia OYJ ADR (Finland)	5,032
295	Qualcomm, Inc.	14,941
		85,815
	Computers & Peripherals — 2.8%
276	Dell, Inc. (a)	8,225
350	EMC Corp. (a)	4,772
435	Hewlett-Packard Co.	14,314
224	International Business Machines Corp.	18,453
		45,764
	Consumer Finance — 1.1%
334	American Express Co.	17,553
	Diversified Financial Services — 4.2%
-(h)	CapitalSource, Inc.	3
162	CIT Group, Inc.	8,685
1,214	Citigroup, Inc.	57,323
77	Lazard Ltd., Class A (Bermuda)	3,390
		69,401
	Diversified Telecommunication Services — 2.7%
545	AT&T, Inc.	14,732
164	BellSouth Corp.	5,672
708	Verizon Communications, Inc.	24,112
		44,516
	Electric Utilities — 1.6%
229	Edison International	9,422
610	Northeast Utilities	11,921
178	PPL Corp.	5,222
		26,565
	Energy Equipment & Services — 2.3%
181	Halliburton Co.	13,227
111	National Oilwell Varco, Inc. (a)	7,137
137	Schlumberger Ltd. (Netherlands)	17,316
		37,680
	Food & Staples Retailing — 2.4%
243	CVS Corp.	7,251
1,009	Sysco Corp.	32,351
		39,602
	Food Products — 0.6%
233	Kellogg Co.	10,279
	Health Care Equipment & Supplies — 0.9%
200	Boston Scientific Corp. (a)	4,603
204	Medtronic, Inc.	10,348
		14,951
	Health Care Providers & Services — 3.4%
362	Aetna, Inc.	17,800
210	Medco Health Solutions, Inc. (a)	12,042

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Health Care Providers & Services — Continued
456	UnitedHealth Group, Inc.	25,455
		55,297
	Hotels, Restaurants & Leisure — 2.4%
646	Hilton Hotels Corp.	16,438
286	Starwood Hotels & Resorts Worldwide, Inc.	19,350
89	Yum! Brands, Inc.	4,326
		40,114
	Household Products — 1.5%
426	Procter & Gamble Co.	24,573
	Independent Power Producers & Energy Traders — 0.1%
56	Duke Energy Corp. (a)	1,618
	Industrial Conglomerates — 5.4%
2,257	General Electric Co.	78,498
379	Tyco International Ltd. (Bermuda)	10,175
		88,673
	Insurance — 5.0%
121	AMBAC Financial Group, Inc.	9,608
243	American International Group, Inc.	16,046
2	Berkshire Hathaway, Inc., Class B (a)	4,533
412	Genworth Financial, Inc., Class A	13,768
126	Hartford Financial Services Group, Inc.	10,119
591	RenaissanceRe Holdings Ltd. (Bermuda)	25,796
96	Willis Group Holdings Ltd. (Bermuda)	3,276
		83,146
	Internet & Catalog Retail — 0.6%
237	eBay, Inc. (a)	9,276
	Internet Software & Services — 0.6%
16	Google, Inc., Class A (a)	6,279
103	Yahoo!, Inc. (a)	3,333
		9,612
	IT Services — 0.4%
106	Affiliated Computer Services, Inc., Class A (a)	6,344
	Machinery — 1.9%
137	Caterpillar, Inc.	9,862
179	Danaher Corp.	11,374
64	Deere & Co.	5,090
69	Eaton Corp.	5,069
		31,395
	Media — 4.2%
317	CBS Corp., Class B	7,596
374	Comcast Corp., Class A (a)	9,771
312	Gannett Co., Inc.	18,719
280	Time Warner, Inc.	4,701
735	Viacom, Inc., Class B (a)	28,529
		69,316
	Metals & Mining — 0.7%
237	Alcan, Inc. (Canada)	10,860
	Multi-Utilities — 0.5%
122	Dominion Resources, Inc.	8,442
	Multiline Retail — 1.4%
438	Kohl’s Corp. (a)	23,232
	Oil, Gas & Consumable Fuels — 7.1%
173	Apache Corp.	11,335
334	ConocoPhillips	21,092
819	Exxon Mobil Corp.	49,842
51	Kerr-McGee Corp.	4,870
206	Occidental Petroleum Corp.	19,043
188	Valero Energy Corp.	11,226
		117,408
	Pharmaceuticals — 6.0%
138	Abbott Laboratories	5,867
218	Eli Lilly & Co.	12,035
503	Johnson & Johnson	29,785
719	Pfizer, Inc.	17,915
360	Schering-Plough Corp.	6,827
96	Sepracor, Inc. (a)	4,675
446	Wyeth	21,618
		98,722
	Real Estate — 0.3%
113	Apartment Investment & Management Co. REIT	5,285
	Road & Rail — 3.5%
239	CSX Corp.	14,282
790	Norfolk Southern Corp.	42,725
		57,007
	Semiconductors & Semiconductor Equipment — 2.5%
626	Altera Corp. (a)	12,927
52	Broadcom Corp., Class A (a)	2,258
58	KLA-Tencor Corp.	2,822
435	Linear Technology Corp.	15,246
220	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	2,214
152	Texas Instruments, Inc.	4,922
		40,389
	Software — 3.5%
1,122	Microsoft Corp.	30,542
2,008	Oracle Corp. (a)	27,484
		58,026

Shares	Security Description	Value
	Specialty Retail — 2.2%
1,132	Staples, Inc.	28,897
315	TJX Cos., Inc.	7,826
		36,723
	Thrifts & Mortgage Finance — 1.5%
332	Freddie Mac	20,238
74	MGIC Investment Corp.	4,917
		25,155
	Tobacco — 1.8%
411	Altria Group, Inc.	29,110
	Wireless Telecommunication Services — 0.6%
407	Sprint Nextel Corp.	10,520
	Total Common Stocks (Cost $1,365,426)	1,648,503
	Short-Term Investments — 0.7%
	Investment Company — 0.6%
9,296	JPMorgan Prime Money Market Fund (b) (m)
		9,296
Principal Amount
	U.S. Treasury Obligations — 0.1%
2,000	U.S. Treasury Notes 3.00%, 12/31/06 (k)	1,973
	Total Short-Term Investments (Cost $11,275)	11,269
	Investments of Cash Collateral for Securities on Loan — 8.2%
	Corporate Notes — 0.7%
3,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	3,000
4,000	Landsbanki Islands HF, FRN, 4.83%, 04/30/07	4,000
4,000	Unicredito Italiano Bank plc, FRN, 4.70%, 04/30/07	4,000
		11,000
	Repurchase Agreements — 7.5%
19,109	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $19,117, collateralized by U.S. Government Agency Mortgages.	19,109
20,000	Barclays Capital Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $20,008, collateralized by U.S. Government Agency Mortgages.	20,000
28,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $28,011, collateralized by U.S. Government Agency Mortgages.	28,000
28,000	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/06, due 04/03/06, repurchase price $28,011, collateralized by U.S. Government Agency Mortgages.	28,000
28,000	UBS Securities LLC, 4.89%, date 03/31/06, due 04/03/06, repurchase price $28,011, collateralized by U.S. Government Agency Mortgages.	28,000
		123,109
	Total Investments of Cash Collateral for Securities Loaned (Cost $134,109)	134,109
	Total Investments — 108.9% (Cost $1,510,810)	1,793,881
	Liabilities in Excess of Other Assets — (8.9)%	(146,103)
	Net Assets — 100.0%	$1,647,778

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description Long Futures Outstanding	Expiration Date Notional Vaue at 3/31/06 (USD)	Unrealized Depreciation (USD)
24	S&P 500 Index	June, 2006	$(126)

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,365
Aggregate gross unrealized depreciation	(16,294)
Net unrealized appreciation/depreciation	$283,071
Federal income tax cost of investments	$1,510,810

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 97.9%
	Common Stocks — 97.9%
	Aerospace & Defense — 2.5%
3	AAR Corp. (a) (m)	$97
4	Armor Holdings, Inc. (a)	251
12	Aviall, Inc. (a)	438
9	BE Aerospace, Inc. (a)	226
2	Ceradyne, Inc. (a)	90
2	Curtiss-Wright Corp.	152
14	Esterline Technologies Corp. (a)	598
6	Heico Corp.	177
4	Hexcel Corp. (a)	77
8	Kaman Corp., Class A	194
39	Moog, Inc., Class A (a)	1,388
4	Orbital Sciences Corp. (a)	68
2	Triumph Group, Inc. (a)	99
2	United Industrial Corp.	122
		3,977
	Air Freight & Logistics — 0.1%
5	Hub Group, Inc., Class A (a)	214
	Airlines — 1.3%
6	Alaska Air Group, Inc. (a)	195
31	Continental Airlines, Inc., Class B (a)	842
30	ExpressJet Holdings, Inc. (a)	225
20	Mesa Air Group, Inc. (a)	223
15	Pinnacle Airlines Corp. (a)	102
15	Skywest, Inc.	442
		2,029
	Auto Components — 0.5%
5	American Axle & Manufacturing Holdings, Inc.	81
9	ArvinMeritor, Inc.	131
3	Sauer-Danfoss, Inc.	64
21	Tenneco Automotive, Inc. (a)	453
		729
	Automobiles — 0.5%
10	Fleetwood Enterprises, Inc. (a)	115
13	Thor Industries, Inc.	667
2	Winnebago Industries, Inc.	70
		852
	Biotechnology — 3.4%
5	Abgenix, Inc. (a)	117
10	Alexion Pharmaceuticals, Inc. (a)	358
11	Alkermes, Inc. (a)	234
8	Amylin Pharmaceuticals, Inc. (a)	392
6	Applera Corp. - Celera Genomics Group (a)	70
7	Cell Genesys, Inc. (a)	55
18	Cubist Pharmaceuticals, Inc. (a)	403
4	CV Therapeutics, Inc. (a)	82
4	Diversa Corp. (a)	34
3	Exelixis, Inc. (a)	31
14	Genelabs Technologies (a)	26
8	GTx, Inc. (a)	83
4	ICOS Corp. (a)	88
7	Illumina, Inc. (a)	166
12	Incyte Corp. (a)	74
8	InterMune, Inc. (a)	156
15	Lifecell Corp. (a)	332
5	Martek Biosciences Corp. (a)	174
14	Medarex, Inc. (a)	178
8	Myogen, Inc. (a)	293
12	Myriad Genetics, Inc. (a)	313
22	Nektar Therapeutics (a)	444
11	Renovis, Inc. (a)	228
9	Seattle Genetics, Inc. (a)	48
8	Telik, Inc. (a)	154
6	United Therapeutics Corp. (a)	411
11	Vertex Pharmaceuticals, Inc. (a)	417
8	Viropharma, Inc. (a)	102
		5,463
	Building Products — 1.8%
5	ElkCorp	175
3	Griffon Corp. (a)	79
18	Jacuzzi Brands, Inc. (a)	175
20	Lennox International, Inc.	597
8	NCI Building Systems, Inc. (a)	502
21	Universal Forest Products, Inc.	1,352
		2,880
	Capital Markets — 0.6%
19	Knight Capital Group, Inc., Class A (a)	269
4	National Financial Partners Corp.	209
1	Piper Jaffray Cos. (a)	55
24	Technology Investment Capital Corp.	342
6	Waddell & Reed Financial, Inc.	139
		1,014
	Chemicals — 1.5%
14	FMC Corp.	843
5	Georgia Gulf Corp.	117
2	H.B. Fuller Co.	82
4	Headwaters, Inc. (a)	167
15	Hercules, Inc. (a)	201
2	Kronos Worlwide, Inc.	70

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006 (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Chemicals — Continued
5	NewMarket Corp.	219
24	PolyOne Corp. (a)	220
4	Schulman (A.), Inc.	89
7	Terra Industries, Inc. (a)	48
19	W.R. Grace & Co. (a)	246
10	Wellman, Inc.	63
		2,365
	Commercial Banks — 5.7%
5	Amcore Financial, Inc.	171
1	AmericanWest Bancorp (a)	24
3	Ameris Bancorp	67
2	Associated Banc-Corp.	54
2	BancFirst Corp.	87
14	Bank of the Ozarks, Inc.	496
2	Capital Corp. of the West	85
1	Capital Crossing Bank (a)	16
4	Capitol Bancorp Ltd.	187
3	Cardinal Financial Corp.	39
4	Center Financial Corp.	99
7	Central Pacific Financial Corp.	242
3	Chemical Financial Corp.	92
4	City Holding Co.	140
3	Columbia Banking System, Inc.	114
10	Community Bank System, Inc.	223
3	Community Trust Bancorp, Inc.	109
1	Enterprise Financial Services Corp. (a)	19
6	EuroBancshares, Inc. (a)	70
19	First Bancorp (Puerto Rico)	239
-(h)	First Regional Bancorp. (a)	36
4	First Republic Bank	157
13	First State Bancorp, Inc.	340
1	FNB Corp.	20
4	Glacier Bancorp, Inc.	110
11	Gold Banc Corp., Inc.	200
7	Greater Bay Bancorp	194
9	Hanmi Financial Corp.	168
-(h)	Heritage Commerce Corp.	8
14	IBERIABANK Corp.	781
9	Independent Bank Corp.	268
16	Irwin Financial Corp.	302
2	Macatawa Bank Corp.	57
3	MB Financial, Inc.	106
4	Mercantile Bank Corp.	150
4	Nara Bancorp, Inc.	67
6	Oriental Financial Group	93
6	Pacific Capital Bancorp	196
2	Peoples Bancorp, Inc.	69
1	Premierwest Bancorp	18
15	PrivateBancorp, Inc.	606
14	Republic Bancorp, Inc.	165
1	Republic Bancorp, Inc., Class A	16
1	Santander Bancorp	33
1	Sierra Bancorp	18
2	Simmons First National Corp., Class A	68
2	Southwest Bancorp, Inc.	40
3	Sterling Bancorp	58
19	Sterling Bancshares, Inc.	347
20	Summit Bancshares, Inc.	376
2	Sun Bancorp, Inc. (a)	41
1	Taylor Capital Group, Inc.	51
2	TriCo Bancshares	65
4	Umpqua Holdings Corp.	100
11	West Coast Bancorp	298
10	Westamerica Bancorporation	540
1	Western Sierra Bancorp (a)	54
5	Wilshire Bancorp, Inc.	89
3	Wintrust Financial Corp.	175
		9,053
	Commercial Services & Supplies — 2.8%
-(h)	American Ecology Corp.	2
19	Angelica Corp.	386
3	Banta Corp.	135
1	Clean Harbors, Inc. (a)	30
3	Coinstar, Inc. (a)	88
1	Consolidated Graphics, Inc. (a)	63
1	CRA International, Inc. (a)	64
4	DiamondCluster International, Inc. (a)	45
6	Duratek, Inc. (a)	131
4	Escala Group, Inc. (a)	92
5	Geo Group, Inc. (The) (a)	177
2	Gevity HR, Inc.	39
7	Heidrick & Struggles International, Inc. (a)	239
6	Hudson Highland Group, Inc. (a)	110
50	IKON Office Solutions, Inc.	711
5	Interpool, Inc.	93
6	John H. Harland Co.	248
4	Kforce, Inc. (a)	48
3	Korn/Ferry International (a)	65
12	Labor Ready, Inc. (a)	297
10	Navigant Consulting, Inc. (a)	207
4	Pre-Paid Legal Services, Inc.	124
5	Sourcecorp., Inc. (a)	116

Shares	Security Description	Value
	Commercial Services & Supplies — Continued
8	Spherion Corp. (a)	81
19	TeleTech Holdings, Inc. (a)	209
4	Tetra Tech, Inc. (a)	69
8	United Rentals, Inc. (a)	276
4	United Stationers, Inc. (a)	234
1	Vertrue, Inc. (a)	54
3	Waste Connections, Inc. (a)	111
		4,544
	Communications Equipment — 2.9%
25	3Com Corp. (a)	127
6	Ariba, Inc. (a)	57
18	Arris Group, Inc. (a)	250
3	Audiovox Corp. (a)	33
8	Avocent Corp. (a)	260
3	Bel Fuse, Inc., Class B	115
5	Black Box Corp.	255
5	C-COR, Inc. (a)	47
45	CIENA Corp.(a)	235
10	CommScope, Inc. (a)	294
3	Comtech Telecommunications Corp. (a)	77
4	Ditech Communications Corp. (a)	36
4	Echelon Corp. (a)	36
12	Extreme Networks, Inc. (a)	61
17	Finisar Corp. (a)	86
11	Foundry Networks, Inc. (a)	200
11	Glenayre Technologies, Inc. (a)	57
8	Harmonic, Inc. (a)	48
19	Inter-Tel, Inc.	403
6	Interdigital Communications Corp. (a)	135
14	MRV Communications, Inc. (a)	56
6	Netgear, Inc. (a)	108
16	Plantronics, Inc.	553
3	Polycom, Inc. (a)	56
19	Powerwave Technologies, Inc. (a)	262
5	Redback Networks, Inc. (a)	98
8	SafeNet, Inc. (a)	199
5	Sonus Networks, Inc. (a)	28
19	Symmetricom, Inc. (a)	165
9	Tekelec (a)	122
9	Terayon Communication Systems, Inc. (a)	17
12	Utstarcom, Inc. (a)	74
12	Westell Technologies, Inc., Class A (a)	50
		4,600
	Computers & Peripherals — 1.7%
14	Adaptec, Inc. (a)	76
6	Advanced Digital Information Corp. (a)	53
38	Brocade Communications Systems, Inc. (a)	257
4	Dot Hill Systems Corp. (a)	27
3	Electronics for Imaging, Inc. (a)	70
14	Gateway, Inc. (a)	30
10	Hutchinson Technology, Inc. (a)	308
4	Hypercom Corp. (a)	37
9	Imation Corp.	386
6	Intergraph Corp. (a)	263
10	Komag, Inc. (a)	484
31	Maxtor Corp. (a)	298
3	Novatel Wireless, Inc. (a)	25
6	Palm, Inc. (a)	148
20	Quantum Corp. (a)	73
2	Stratasys, Inc. (a)	50
4	Synaptics, Inc. (a)	86
		2,671
	Construction & Engineering — 0.4%
3	Mas Tec, Inc. (a)	48
7	Quanta Services, Inc. (a)	105
4	URS Corp. (a)	141
5	Washington Group International, Inc.	275
		569
	Construction Materials — 0.6%
3	Ameron International Corp.	220
11	Eagle Materials, Inc.	701
		921
	Consumer Finance — 1.3%
3	ACE Cash Express, Inc. (a)	70
4	Advanta Corp., Class B	162
4	Asta Funding, Inc.	120
33	Cash America International, Inc.	1,000
9	CompuCredit Corp. (a)	327
5	First Cash Financial Services, Inc. (a)	98
2	United PanAm Financial Corp. (a)	71
10	World Acceptance Corp. (a)	260
		2,108
	Containers & Packaging — 0.4%
4	Greif, Inc., Class A	253
9	Silgan Holdings, Inc.	348
		601
	Distributors — 0.3%
7	WESCO International, Inc. (a)	442
	Diversified Financial Services — 0.7%
2	Encore Capital Group, Inc. (a)	25

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006 (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Diversified Financial Services — Continued
2	eSpeed, Inc., Class A (a)	19
14	GATX Corp.	574
2	Lazard Ltd., Class A (Bermuda)	97
9	Nasdaq Stock Market, Inc. (a)	365
		1,080
	Diversified Telecommunication Services — 1.6%
7	Broadwing Corp. (a)	106
52	Cincinnati Bell, Inc. (a)	234
11	CT Communications, Inc.	148
5	Golden Telecom, Inc. (Russia)	141
95	Level 3 Communications, Inc. (a)	489
77	Premiere Global Services, Inc. (a)	623
5	Talk America Holdings, Inc. (a)	43
40	Time Warner Telecom, Inc., Class A (a)	709
		2,493
	Electric Utilities — 0.7%
4	Black Hills Corp.	129
20	El Paso Electric Co. (a)	373
3	Idacorp, Inc.	104
1	MGE Energy, Inc.	36
1	UIL Holdings Corp.	63
13	Unisource Energy Corp.	397
		1,102
	Electrical Equipment — 0.3%
2	Encore Wire Corp. (a)	61
8	Evergreen Solar, Inc. (a)	126
11	General Cable Corp. (a)	322
3	Power-One, Inc. (a)	24
3	Valence Technology, Inc. (a)	7
		540
	Electronic Equipment & Instruments — 2.3%
10	Aeroflex, Inc. (a)	142
15	Agilysis, Inc.	221
15	Anixter International, Inc.	702
10	Bell Microproducts, Inc. (a)	63
9	Benchmark Electronics, Inc. (a)	357
7	Brightpoint, Inc. (a)	224
5	Checkpoint Systems, Inc. (a)	124
10	CTS Corp.	136
2	Electro Scientific Industries, Inc. (a)	53
2	Faro Technologies, Inc. (a)	23
14	Global Imaging Systems, Inc (a)	536
6	Itron, Inc. (a)	377
4	Lexar Media, Inc. (a)	31
3	MTS Systems Corp.	105
2	Plexus Corp. (a)	79
4	Radisys Corp. (a)	85
2	Rofin-Sinar Technologies, Inc. (a)	108
9	Sypris Solutions, Inc.	89
15	TTM Technologies, Inc. (a)	214
		3,669
	Energy Equipment & Services — 2.9%
34	Grey Wolf, Inc. (a)	256
3	Gulf Island Fabrication, Inc.	71
9	Hanover Compressor Co. (a)	174
4	Helix Energy Solutions Group, Inc. (a)	159
4	Hydril (a)	281
24	Key Energy Services, Inc. (a)	360
8	Lone Star Technologies, Inc. (a)	438
2	Lufkin Industries, Inc.	100
4	Newpark Resources (a)	31
4	NS Group, Inc. (a)	179
12	Oceaneering International, Inc. (a)	665
5	Oil States International, Inc. (a)	173
22	Parker Drilling Co. (a)	202
3	Superior Energy Services, Inc. (a)	78
4	Tetra Technologies, Inc. (a)	183
25	Todco, Class A (a)	981
8	Veritas DGC, Inc. (a)	359
		4,690
	Food & Staples Retailing — 0.5%
3	Nash Finch Co.	81
11	Pantry, Inc. (The) (a)	686
5	Pathmark Stores, Inc. (a)	50
		817
	Food Products — 0.7%
13	American Italian Pasta Co.	81
17	Chiquita Brands International, Inc.	290
13	Corn Products International, Inc.	384
4	Flowers Foods, Inc.	108
6	J & J Snack Foods Corp.	185
4	Spartan Stores, Inc.	46
		1,094
	Gas Utilities — 1.0%
7	New Jersey Resources Corp.	321
7	Nicor, Inc.	289
5	Northwest Natural Gas Co.	188
6	South Jersey Industries, Inc.	164
11	Southwest Gas Corp.	319
8	WGL Holdings, Inc.	246

Shares	Security Description	Value
	Gas Utilities — Continued
		1,527
	Health Care Equipment & Supplies — 2.5%
8	Align Technology, Inc. (a)	72
1	Analogic Corp.	46
4	Arrow International, Inc.	118
7	Arthrocare Corp. (a)	316
2	Aspect Medical Systems, Inc. (a)	47
1	Bio-Rad Laboratories, Inc., Class A (a)	81
4	Biosite, Inc. (a)	192
3	Conmed Corp. (a)	52
5	Diagnostic Products Corp.	238
31	Encore Medical Corp. (a)	160
3	EPIX Pharmaceuticals, Inc. (a)	10
3	Haemonetics Corp. (a)	152
3	Immucor, Inc. (a)	81
5	Integra LifeSciences Holdings Corp. (a)	205
1	Intuitive Surgical, Inc. (a)	130
3	Inverness Medical Innovations, Inc. (a)	86
4	Kyphon, Inc. (a)	135
7	Mentor Corp.	294
10	Neurometrix, Inc. (a)	401
3	Palomar Medical Technologies, Inc. (a)	94
7	PolyMedica Corp.	309
20	Steris Corp.	484
9	SurModics, Inc. (a)	329
		4,032
	Health Care Providers & Services — 4.1%
7	Alderwoods Group, Inc. (a)	127
25	Alliance Imaging, Inc. (a)	162
4	America Service Group, Inc. (a)	46
14	Andrx Corp. (a)	320
9	Apria Healthcare Group, Inc. (a)	209
13	Centene Corp. (a)	366
10	Computer Programs & Systems, Inc.	518
2	Dendrite International, Inc. (a)	23
4	Genesis HealthCare Corp. (a)	176
7	Kindred Healthcare, Inc. (a)	181
7	LCA Vision, Inc.	356
9	Merge Technologies, Inc. (a)	136
14	Owens & Minor, Inc.	449
9	Pediatrix Medical Group, Inc. (a)	937
24	Per-Se Technologies, Inc. (a)	650
22	PSS World Medical, Inc. (a)	430
8	Res-Care, Inc. (a)	149
6	Symbion, Inc. (a)	145
13	Trizetto Group (a)	220
16	United Surgical Partners International, Inc. (a)	551
12	Ventiv Health, Inc. (a)	399
		6,550
	Hotels, Restaurants & Leisure — 1.8%
13	Ameristar Casinos, Inc.	343
5	CKE Restaurants, Inc.	89
10	Domino’s Pizza, Inc.	271
2	Dover Downs Gaming & Entertainment, Inc.	44
5	Jack in the Box, Inc. (a)	235
23	Landry’s Restaurants, Inc.	820
4	Monarch Casino & Resort, Inc. (a)	113
8	Multimedia Games, Inc. (a)	125
4	Rare Hospitality International, Inc. (a)	139
17	Ruby Tuesday, Inc.	536
5	Ryan’s Restaurant Group, Inc. (a)	68
12	Six Flags, Inc. (a)	124
		2,907
	Household Durables — 1.1%
4	Champion Enterprises, Inc. (a)	63
-(h)	CSS Industries, Inc.	6
7	Jarden Corp. (a)	214
9	Levitt Corp., Class A	198
6	Stanley Furniture Co., Inc.	167
19	Technical Olympic USA, Inc.	390
20	Tupperware Corp.	412
11	WCI Communities, Inc. (a)	295
		1,745
	Industrial Conglomerates — 0.4%
11	Walter Industries, Inc.	718
	Insurance — 2.6%
3	American Physicians Capital, Inc. (a)	139
6	Argonaut Group, Inc. (a)	227
23	Delphi Financial Group, Inc.	1,198
6	Direct General Corp.	105
5	LandAmerica Financial Group, Inc.	346
4	Midland Co. (The)	122
1	Navigators Group, Inc. (a)	30
39	PMA Capital Corp., Class A (a)	393
3	Safety Insurance Group, Inc.	137
5	Selective Insurance Group	249
5	Stewart Information Services Corp.	254
3	United Fire & Casualty Co.	89
20	Zenith National Insurance Corp.	946
		4,235

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006 (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Internet & Catalog Retail — 0.3%
3	GSI Commerce, Inc. (a)	51
8	Insight Enterprises, Inc. (a)	170
6	Netflix, Inc. (a)	168
2	Nutri/System, Inc. (a)	109
		498
	Internet Software & Services — 2.0%
-(h)	aQuantive, Inc. (a)	9
10	AsiaInfo Holdings, Inc. (China) (a)	50
3	Blue Coat Systems, Inc. (a)	74
2	Click Commerce, Inc. (a)	41
58	CMGI, Inc. (a)	85
21	CNET Networks, Inc. (a)	298
4	Digital Insight Corp. (a)	146
5	Digital River, Inc. (a)	196
19	Digitas, Inc. (a)	271
35	EarthLink, Inc. (a)	335
3	Equinix, Inc. (a)	206
9	Internet Security Systems (a)	204
-(h)	Interwoven, Inc. (a)	3
7	Ipass, Inc. (a)	53
5	j2 Global Communications, Inc. (a)	235
7	Openwave Systems, Inc. (a)	142
7	RealNetworks, Inc. (a)	58
11	SupportSoft, Inc. (a)	48
13	United Online, Inc.	168
11	ValueClick, Inc. (a)	186
8	WebEx Communications, Inc. (a)	259
3	webMethods, Inc. (a)	23
6	Websense, Inc. (a)	171
		3,261
	IT Services — 1.6%
18	Acxiom Corp.	475
59	BearingPoint, Inc. (a)	500
20	Ciber, Inc. (a)	127
4	Covansys Corp. (a)	74
7	CSG Systems International, Inc. (a)	151
5	Euronet Worldwide, Inc. (a)	181
7	Gartner, Inc., Class A (a)	98
5	Lionbridge Technologies (a)	37
9	Mantech International Corp., Class A (a)	286
15	Perot Systems Corp., Class A (a)	227
5	Startek, Inc.	111
13	Sykes Enterprises, Inc. (a)	189
5	Tyler Technologies, Inc. (a)	52
		2,508
	Leisure Equipment & Products — 0.7%
9	JAKKS Pacific, Inc. (a)	240
8	K2, Inc. (a)	98
5	MarineMax, Inc. (a)	171
10	RC2 Corp. (a)	398
4	Steinway Musical Instruments, Inc. (a)	142
		1,049
	Machinery — 4.4%
11	AGCO Corp. (a)	234
8	Astec Industries, Inc. (a)	300
10	Barnes Group, Inc.	409
9	Briggs & Stratton Corp.	315
5	Cascade Corp.	264
12	Crane Co.	504
3	ESCO Technologies, Inc. (a)	157
9	Flowserve Corp. (a)	496
3	Gardner Denver, Inc. (a)	183
5	Greenbrier Cos., Inc.	200
3	Intermec, Inc. (a)	95
2	Intevac, Inc. (a)	66
19	JLG Industries, Inc.	591
10	Lincoln Electric Holdings, Inc.	540
9	Manitowoc Co., Inc.	802
2	Middleby Corp. (a)	126
3	NACCO Industries, Inc., Class A	523
7	Reliance Steel & Aluminum Co.	682
2	Sun Hydraulics, Inc.	32
2	Tecumseh Products Co., Class A	52
4	Valmont Industries, Inc.	164
7	Wabash National Corp.	134
6	Watts Water Technologies, Inc., Class A	200
		7,069
	Marine — 0.1%
3	Kirby Corp. (a)	191
	Media — 1.5%
3	Advo, Inc.	96
4	Catalina Marketing Corp.	99
129	Charter Communications, Inc., Class A (a)	141
5	Gray Television, Inc.	45
25	Lodgenet Entertainment Corp. (a)	387
5	Media General, Inc., Class A	229
34	Mediacom Communications Corp., Class A (a)	197
10	Playboy Enterprises, Inc., Class B (a)	135
9	ProQuest Co. (a)	182
33	Radio One, Inc., Class D (a)	243
3	Saga Communications, Inc., Class A (a)	31
7	Scholastic Corp. (a)	195

Shares	Security Description	Value
	Media — Continued
9	Sinclair Broadcast Group, Inc., Class A	77
1	Triple Crown Media, Inc. (a)	3
5	Valassis Communications, Inc. (a)	147
11	World Wrestling Entertainment, Inc.	189
		2,396
	Metals & Mining — 2.4%
3	Chaparral Stell Co. (a)	214
3	Cleveland-Cliffs, Inc.	261
28	Commercial Metals Co.	1,495
3	Metal Management, Inc.	79
4	NN, Inc.	55
12	Quanex Corp.	800
11	Ryerson Tull, Inc.	284
10	Steel Dynamics, Inc.	579
		3,767
	Multi-Utilities — 0.5%
8	Avista Corp.	171
7	NorthWestern Corp.	218
31	Sierra Pacific Resources (a)	424
		813
	Oil, Gas & Consumable Fuels — 2.9%
5	ATP Oil & Gas Corp. (a)	224
3	Callon Petroleum Co. (a)	67
7	Cimarex Energy Co.	313
3	Clayton Williams Energy, Inc. (a)	119
4	Comstock Resources, Inc. (a)	110
7	Energy Partners Ltd. (a)	153
7	Frontier Oil Corp.	392
3	Giant Industries, Inc. (a)	230
4	Gulfmark Offshore, Inc. (a)	117
4	Holly Corp.	259
23	Houston Exploration Co. (a)	1,196
6	KCS Energy, Inc. (a)	159
3	Penn Virginia Corp.	199
3	Remington Oil & Gas Corp. (a)	121
10	St. Mary Land & Exploration Co.	388
6	Stone Energy Corp. (a)	250
5	Swift Energy Co. (a)	195
3	World Fuel Services Corp.	105
		4,597
	Personal Products — 0.2%
7	Parlux Fragrances, Inc. (a)	232
12	Playtex Products, Inc. (a)	126
		358
	Pharmaceuticals — 1.7%
8	Adams Respiratory Therapeutics, Inc. (a)	314
23	Adolor Corp. (a)	550
6	Alpharma, Inc., Class A	158
8	AtheroGenics, Inc. (a)	133
26	AVANIR Pharmaceuticals, Class A (a)	379
3	Bentley Pharmaceuticals, Inc. (a)	42
42	Cypress Bioscience, Inc. (a)	262
11	Durect, Corp. (a)	68
7	Medicis Pharmaceutical Corp., Class A	241
2	Par Pharmaceutical Cos, Inc. (a)	51
6	Progenics Pharmaceuticals, Inc. (a)	148
2	Salix Pharmaceuticals Ltd. (a)	38
10	Theravance, Inc. (a)	292
		2,676
	Real Estate — 7.5%
17	American Home Mortgage Investment Corp. REIT	545
18	Anthracite Capital, Inc. REIT	197
14	Ashford Hospitality Trust, Inc. REIT	171
5	Bluegreen Corp. (a)	65
3	Boykin Lodging Co. REIT (a)	37
4	Brandywine Realty Trust REIT	114
8	Entertainment Properties Trust REIT	319
16	Equity Inns, Inc. REIT	262
11	FelCor Lodging Trust, Inc. REIT	238
13	First Potomac Realty Trust REIT (m)	379
8	Glimcher Realty Trust REIT	230
6	Impac Mortgage Holdings, Inc. REIT	61
35	Innkeepers USA Trust REIT	595
6	Jones Lang LaSalle, Inc.	459
20	Kilroy Realty Corp. REIT	1,538
4	LaSalle Hotel Properties REIT	156
26	Lexington Corporate Properties Trust REIT	545
21	LTC Properties, Inc. REIT	486
38	Meristar Hospitality Corp. REIT (a)	396
15	MFA Mortgage Investments, Inc. REIT	95
24	Mid-America Apartment Communities, Inc. REIT	1,287
3	National Health Investors, Inc. REIT	71
4	Novastar Financial, Inc. REIT	130
16	Pennsylvania Real Estate Investment Trust REIT	695
19	Post Properties, Inc. REIT	823
22	RAIT Investment Trust REIT	630
11	Saul Centers, Inc. REIT	465
26	Sunstone Hotel Investors, Inc. REIT	762
6	Taubman Centers, Inc. REIT	238
		11,989

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006 (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Road & Rail — 1.9%
3	Amerco, Inc. (a)	307
4	Arkansas Best Corp.	149
5	Bristow Group, Inc. (a)	151
11	Dollar Thrifty Automotive Group, Inc. (a)	481
1	Frozen Food Express Industries (a)	12
21	Genesee & Wyoming, Inc., Class A (a)	631
1	Marten Transport Ltd. (a)	26
5	Old Dominion Freight Line (a)	124
14	RailAmerica, Inc. (a)	148
17	SCS Transportation, Inc. (a)	507
11	Sirva, Inc. (a)	92
10	U.S. Xpress Enterprises, Inc., Class A (a)	185
2	USA Truck, Inc. (a)	49
14	Werner Enterprises, Inc.	255
		3,117
	Semiconductors & Semiconductor Equipment — 5.4%
4	Actel Corp. (a)	61
5	ADE Corp. (a) (m)	162
11	Advanced Energy Industries, Inc. (a)	160
17	AMIS Holdings, Inc. (a)	154
27	Amkor Technology, Inc. (a)	232
18	Applied Micro Circuits Corp. (a)	75
12	Asyst Technologies, Inc. (a)	127
52	Atmel Corp. (a)	245
3	ATMI, Inc. (a)	97
11	Axcelis Technologies, Inc. (a)	66
3	Brooks Automation, Inc. (a)	48
7	Cabot Microelectronics Corp. (a)	241
19	Cirrus Logic, Inc. (a)	157
7	Cohu, Inc.	144
61	Conexant Systems, Inc. (a)	210
9	Credence Systems Corp. (a)	68
7	Cymer, Inc. (a)	332
14	Cypress Semiconductor Corp. (a)	244
6	Diodes, Inc. (a)	230
4	DSP Group, Inc. (a)	107
12	Entegris, Inc. (a)	133
4	Exar Corp. (a)	50
7	Fairchild Semiconductor International, Inc. (a)	124
3	Genesis Microchip, Inc. (a)	51
8	Integrated Device Technology, Inc. (a)	116
4	Integrated Silicon Solutions, Inc. (a)	29
11	IXYS Corp. (a)	98
4	Kopin Corp. (a)	18
12	Kulicke & Soffa Industries, Inc. (a)	118
8	Lattice Semiconductor Corp. (a)	55
10	LTX Corp. (a)	53
11	Mattson Technology, Inc. (a)	128
15	Micrel, Inc. (a)	221
11	Microsemi Corp. (a)	314
13	MIPS Technologies, Inc. (a)	98
3	MKS Instruments, Inc. (a)	77
12	Omnivision Technologies, Inc. (a)	350
54	ON Semiconductor Corp. (a)	392
12	Photronics, Inc. (a)	223
6	Pixelworks, Inc. (a)	30
17	PMC-Sierra, Inc. (a)	208
3	Power Integrations, Inc. (a)	79
10	Rambus, Inc. (a)	386
31	RF Micro Devices, Inc. (a)	266
5	Rudolph Technologies, Inc. (a)	79
2	Semitool, Inc. (a)	22
8	Semtech Corp. (a)	141
7	Sigmatel, Inc. (a)	64
15	Silicon Image, Inc. (a)	158
7	Silicon Laboratories, Inc. (a)	363
11	Silicon Storage Technology, Inc. (a)	46
21	Skyworks Solutions, Inc. (a)	145
3	Standard Microsystems Corp. (a)	83
3	Supertex, Inc. (a)	94
5	Tessera Technologies, Inc. (a)	157
2	Ultratech, Inc. (a)	44
5	Varian Semiconductor Equipment Associates, Inc. (a)	153
29	Vitesse Semiconductor Corp. (a)	104
9	Zoran Corp. (a)	190
		8,620
	Software — 2.4%
1	Ansoft Corp. (a)	58
4	Ansys, Inc. (a)	200
9	Aspen Technology, Inc. (a)	109
6	Borland Software Corp. (a)	33
5	Epicor Software Corp. (a)	70
4	EPIQ Systems, Inc. (a)	76
4	Factset Research Systems, Inc.	173
3	Filenet Corp. (a)	84
7	Informatica Corp. (a)	111
2	Intervideo, Inc. (a)	17
2	InterVoice, Inc. (a)	19
5	JDA Software Group, Inc. (a)	75
3	Kronos, Inc. (a)	93
3	Macrovision Corp. (a)	62

Shares	Security Description	Value
	Software — Continued
6	Magma Design Automation, Inc. (a)	55
5	Manhattan Associates, Inc. (a)	101
5	Mapinfo Corp. (a)	72
9	Mentor Graphics Corp. (a)	102
4	MicroStrategy, Inc. (a)	369
3	MRO Software, Inc. (a)	51
19	Parametric Technology Corp. (a)	305
1	Pegasystems, Inc. (a)	10
11	Phoenix Technologies Ltd. (a)	77
15	Progress Software Corp. (a)	450
3	Quality Systems, Inc. (a)	113
3	Quest Software, Inc. (a)	53
23	Secure Computing Corp. (a)	265
1	SPSS, Inc. (a)	41
5	Talx Corp.	136
7	TIBCO Software, Inc. (a)	55
2	TradeStation Group, Inc. (a)	25
8	Transaction Systems Architechs, Inc. (a)	250
9	Wind River Systems, Inc. (a)	116
		3,826
	Specialty Retail — 5.0%
56	Aaron Rents, Inc.	1,517
16	Asbury Automotive Group, Inc. (a)	319
4	Big 5 Sporting Goods Corp.	69
4	Build-A-Bear Workshop, Inc. (a)	110
5	Building Material Holding Corp.	192
2	Burlington Coat Factory Warehouse Corp.	105
69	Charming Shoppes, Inc. (a)	1,025
6	Children’s Place, Inc. (a)	359
24	CSK Auto Corp. (a)	327
13	Dress Barn, Inc. (a)	609
2	GameStop Corp., Class A (a)	81
8	Genesco, Inc. (a)	296
16	Guess?, Inc. (a)	610
6	HOT Topic, Inc. (a)	83
9	Lithia Motors, Inc., Class A	297
9	Movie Gallery, Inc.	28
18	Pacific Sunwear of California, Inc. (a)	388
9	Petco Animal Supplies, Inc. (a)	219
8	Select Comfort Corp. (a)	320
4	Sonic Automotive, Inc.	97
3	Sports Authority, Inc. (The) (a)	100
8	Stage Stores, Inc.	238
15	Too, Inc. (a)	529
4	United Auto Group, Inc.	163
		8,081
	Textiles, Apparel & Luxury Goods — 1.0%
7	Brown Shoe Co., Inc.	357
2	Deckers Outdoor Corp. (a)	85
3	DHB Industries, Inc. (a)	13
3	K-Swiss, Inc., Class A	99
8	Kenneth Cole Productions, Inc., Class A	211
7	Movado Group, Inc.	168
2	Oxford Industries, Inc.	87
3	Russell Corp.	47
12	Skechers U.S.A., Inc., Class A (a)	289
6	Unifirst Corp.	213
		1,569
	Thrifts & Mortgage Finance — 2.8%
8	Accredited Home Lenders Holding Co. (a)	404
23	BankAtlantic Bancorp, Inc., Class A	330
3	Commercial Capital Bancorp, Inc.	45
15	Corus Bankshares, Inc.	892
3	Dime Community Bancshares	49
1	Federal Agricultural Mortgage Corp., Class C	29
14	First Niagara Financial Group, Inc.	201
2	First Place Financial Corp.	57
4	FirstFed Financial Corp. (a)	209
4	Flagstar Bancorp, Inc.	60
12	Fremont General Corp.	259
5	Gibraltar Industries, Inc.	136
1	Horizon Financial Corp.	33
3	ITLA Capital Corp.	135
15	Partners Trust Financial Group, Inc.	180
13	Provident New York Bancorp	174
24	R&G Financial Corp., Class B	309
10	Sterling Financial Corp.	295
44	W Holding Co., Inc.	349
5	WSFS Financial Corp.	295
		4,441
	Tobacco — 0.4%
30	Alliance One International, Inc.	147
11	Universal Corp.	401
3	Vector Group Ltd.	48
		596
	Trading Companies & Distributors — 1.3%
44	Applied Industrial Technologies, Inc.	1,942
3	Nuco2, Inc. (a)	98
		2,040
	Wireless Telecommunication Services — 0.4%
14	Centennial Communications Corp. (a)	99
63	Dobson Communications Corp. (a)	502

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments
As of March 31, 2006 (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Wireless Telecommunication Services — Continued
4	InPhonic, Inc. (a)	29
		630
	Total Common Stocks (Cost $114,809)	156,323
	Short-Term Investments — 2.6%
	Investment Company — 2.4%
3,756	JPMorgan Prime Money Market Fund (b) (m)	3,756
Principal Amount
	U.S. Treasury Obligation — 0.2%
$265	U.S. Treasury Notes 2.88%, 11/30/06 (k)	262
	Total Short-Term Investments (Cost $4,018)	4,018
	Investment of Cash Collateral for Securities Loaned — 24.0%
	Certificates of Deposit — 2.3%
1,900	Deutsche Bank, FRN, 4.97%, 01/22/08	1,900
1,800	Royal Bank of Canada, FRN, 4.80%, 11/13/06	1,800
		3,700
	Corporate Notes — 8.5%
1,000	Alliance and Leister plc, FRN, 4.68%, 04/30/07	1,000
1,800	American Express Credit Corp., FRN, 4.72%, 06/12/07	1,800
1,000	Bank of America N.A., FRN, 4.81%, 11/07/06	1,000
1,801	Beta Finance, Inc., FRN, 4.94%, 03/15/07	1,801
1,800	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	1,800
1,400	Citigroup Global Markets Inc., FRN, 4.95%, 04/07/06	1,400
1,801	General Electric Capital Corp., FRN, 4.93%, 05/12/06	1,801
1,000	Liberty Lighthouse U.S. Capital, FRN, 4.84%, 10/24/06	1,000
1,000	Links Finance LLC, FRN, 4.92%, 10/06/06	1,000
1,000	Sigma Finance, Inc., FRN, 4.87%, 10/24/07	1,000
		13,602
	Repurchase Agreements — 13.2%
7,056	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $7,059, collateralized by U.S. Government Agency Mortgages.	7,056
7,000	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
7,000	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $7,003, collateralized by U.S. Government Agency Mortgages.	7,000
		21,056
	Total Investments of Cash Collateral for Securities Loaned (Cost $38,358)	38,358
	Total Investments — 124.5% (Cost $157,185)	198,699
	Liabilities in Excess of Other Assets — (24.5)%	(39,100)
	Net Assets — 100.0%	$159,599

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.
REIT	Real Estate Investment Trust
USD	United States Dollar

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/06 (USD)	Unrealized Appreciation (USD)
8	Russell 2000 Index	June, 2006	3,087	$176

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,490
Aggregate gross unrealized depreciation	(5,976)
Net unrealized appreciation/depreciation	$41,514
Federal income tax cost of investments	$157,185

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
	Long-Term Investments — 95.3%
	Common Stocks — 95.3%
	Building Products — 3.5%
200	Griffon Corp. (a)	$4,968
	Chemicals — 2.9%
90	Albemarle Corp.	4,081
	Commercial Banks — 7.8%
23	Bank of America Corp.	1,047
9	M&T Bank Corp.	1,027
150	North Fork Bancorp, Inc.	4,325
15	SunTrust Banks, Inc.	1,091
65	U.S. Bancorp	1,983
23	Wells Fargo & Co.	1,469
		10,942
	Commercial Services & Supplies — 1.4%
40	Healthspring, Inc. (a)	745
30	Live Nation, Inc. (a)	595
15	Pitney Bowes, Inc.	644
		1,984
	Construction Materials — 3.1%
41	Cemex S.A. de C.V. ADR (Mexico)	2,676
10	Rinker Group Ltd. ADR (Australia)	704
12	Vulcan Materials Co.	1,040
		4,420
	Diversified Financial Services — 0.9%
70	Onex Corp. (Canada)	1,290
	Diversified Telecommunication Services — 4.8%
41	Alltel Corp.	2,668
90	Commonwealth Telephone Enterprises, Inc.	3,100
60	Consolidated Communications Holdings, Inc.	976
		6,744
	Food & Staples Retailing — 2.1%
40	CVS Corp.	1,195
15	Longs Drug Stores Corp.	694
100	Pathmark Stores, Inc. (a)	1,046
		2,935
	Gas Utilities — 1.1%
75	UGI Corp.	1,580
	Hotels, Restaurants & Leisure — 5.5%
80	AFC Enterprises, Inc. (a)	1,112
70	Cedar Fair LP	2,048
50	Hilton Hotels Corp.	1,273
45	McDonald’s Corp.	1,546
25	Outback Steakhouse, Inc.	1,100
30	Steak N Shake Co. (The) (a)	633
		7,712
	Household Durables — 2.3%
60	Palm Harbor Homes, Inc. (a)	1,286
70	WCI Communities, Inc. (a)	1,947
		3,233
	Industrial Conglomerates — 4.5%
25	Carlisle Cos., Inc.	2,045
50	Resource America, Inc., Class A	996
50	Walter Industries, Inc.	3,331
		6,372
	Insurance — 8.6%
60	Assurant, Inc.	2,955
-(h)	Berkshire Hathaway, Inc., Class A (a)	3,162
40	FPIC Insurance Group, Inc. (a)	1,512
30	IPC Holdings Ltd. (Bermuda)	842
16	Loews Corp.	1,619
40	ProAssurance Corp. (a)	2,080
		12,170
	Marine — 1.0%
65	Seaspan Corp. (China)	1,376
	Media — 9.8%
160	Citadel Broadcasting Corp.	1,774
130	Clear Channel Communications, Inc.	3,771
30	Gannett Co., Inc.	1,798
160	Liberty Media Corp., Class A (a)	1,314
15	McClatchy Co., Class A	733
50	Regal Entertainment Group, Class A	941
5	Washington Post Co. (The), Class B	3,495
		13,826
	Multiline Retail — 2.8%
30	Sears Holdings Corp. (a)	3,967
	Oil, Gas & Consumable Fuels — 10.6%
66	Devon Energy Corp.	4,037
25	Energy Transfer Equity LP	599
40	Kinder Morgan, Inc.	3,680
90	Teekay Shipping Corp. (Bahamas)	3,336
150	Williams Cos., Inc.	3,208
		14,860
	Paper & Forest Products — 0.5%
20	Neenah Paper, Inc.	655
	Real Estate — 9.3%
70	Agree Realty Corp. REIT	2,247
13	Brookfield Asset Management, Inc., Class A (Canada)	716

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

Shares	Security Description	Value
	Real Estate — Continued
30	First Industrial Realty Trust, Inc. REIT	1,281
70	National Health Investors, Inc. REIT	1,778
33	PS Business Parks, Inc., Class A REIT	1,845
150	W.P. Carey & Co. LLC	4,017
35	Washington Real Estate Investment Trust REIT	1,271
		13,155
	Road & Rail — 0.8%
20	Florida East Coast Industries, Inc., Class A	1,078
	Semiconductors & Semiconductor Equipment — 0.6%
45	Intel Corp.	871
	Software — 1.0%
50	Microsoft Corp.	1,361
	Specialty Retail — 4.6%
50	Autonation, Inc. (a)	1,077
30	AutoZone, Inc. (a)	2,991
50	Limited Brands, Inc.	1,223
45	TJX Cos., Inc.	1,117
		6,408
	Textiles, Apparel & Luxury Goods — 3.4%
25	Columbia Sportswear Co. (a)	1,333
60	V.F. Corp.	3,414
		4,747
	Thrifts & Mortgage Finance — 2.1%
20	Freddie Mac	1,220
25	Golden West Financial Corp.	1,698
		2,918
	Trading Companies & Distributors — 0.3%
18	TransDigm Group, Inc. (a)	464
	Total Common Stocks (Cost $125,099)	134,117
	Short-Term Investment — 5.9%
	Investment Company — 5.9%
8,311	JPMorgan Prime Money Market Fund (b) (m) (Cost $8,311)	8,311
	Total Investments — 101.2% (Cost $133,410)	142,428
	Liabilities in Excess of Other Assets — (1.2)%	(1,704)
	Net Assets — 100.0%	$140,724

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,095
Aggregate gross unrealized depreciation	(1,077)
Net unrealized appreciation/depreciation	$9,018
Federal income tax cost of investments	$133,410

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006